UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07455

Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:(800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Allocator Premium AlphaSectorSM Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

EXCHANGE-TRADED FUNDS—98.7%

Consumer Discretionary Select Sector SPDR Fund	297,210	$11,597
Consumer Staples Select Sector SPDR Fund	366,400	11,904
iShares Barclays 7-10 Year Treasury Bond Fund	95,005	10,030
iShares Barclays MBS Bond Fund	91,010	9,835
iShares Barclays Short Treasury Bond Fund	139,791	15,409
iShares Dow Jones U.S. Real Estate Index Fund	116,990	6,644
iShares iBoxx Investment Grade Corporate Bond Fund	86,720	9,865
iShares MSCI EAFE® Index Fund	154,140	7,635
iShares MSCI Emerging Markets Index Fund	198,970	7,549
iShares S&P National Municipal Bond Fund	91,490	9,904
SPDR S&P 500 ETF Trust Series 1	53,290	6,688
Technology Select Sector SPDR Fund	452,020	11,504
Utilities Select Sector SPDR Fund	331,810	11,938

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $129,248)		130,502

TOTAL LONG TERM INVESTMENTS—98.7% (Identified cost $129,248)		130,502

SHORT-TERM INVESTMENTS—0.7%

Money Market Mutual Funds—0.7%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.050%)	872,863	873

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $873)		873

TOTAL INVESTMENTS—99.4% (Identified Cost $130,121)		131,375	(1)

Other assets and liabilities, net—0.6%		832

NET ASSETS—100.0%		$132,207

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

Virtus Allocator Premium AlphaSectorSM Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices
Equity Securities:
Exchange-traded Funds	$130,502	$130,502
Short-Term Investments	873	873
Total Investments	$131,375	$131,375

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus AlphaSectorSM Rotation Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

EXCHANGE-TRADED FUNDS—96.9%

Consumer Staples Select Sector SPDR Fund	3,354,800	$108,998
Health Care Select Sector SPDR Fund	3,195,010	110,835
iShares Barclays Short Treasury Bond Fund	372,542	41,065
SPDR Barclays Capital 1-3 Month T-Bill ETF	1,380,080	63,249
Utilities Select Sector SPDR Fund	3,003,770	108,076

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $402,950)		432,223

TOTAL LONG TERM INVESTMENTS—96.9% (Identified cost $402,950)		432,223

SHORT-TERM INVESTMENTS—1.7%

Money Market Mutual Funds—1.7%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.110%)	7,614,473	7,614

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $7,614)		7,614

TOTAL INVESTMENTS—98.6% (Identified Cost $410,564)		439,837	(1)

Other assets and liabilities, net—1.4%		6,306

NET ASSETS—100.0%		$446,143

Abbreviations:
ETF Exchange-Traded Fund
SPDR S&P Depositary Receipt

Footnote Legend:
(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

Virtus AlphaSectorSM Rotation Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices
Equity Securities:
ExchangeTtraded Funds	$432,223	$432,223
Short-Term Investments	7,614	7,614
Total Investments	$439,837	$439,837

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Alternatives Diversifier Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(3)—69.5%

Equity Funds—60.6%
Virtus Global Commodities Stock Fund Class I	2,137,634	$19,196
Virtus Global Infrastructure Fund Class I	2,541,556	30,346
Virtus International Real Estate Securities Fund Class I	2,313,078	12,098
Virtus Market Neutral Fund Class I(2)	2,096,875	19,103
Virtus Real Estate Securities Class I	875,466	26,465

		107,208

Fixed Income Funds—8.9%
Virtus Senior Floating Rate Fund Class I	1,668,569	15,801

TOTAL MUTUAL FUNDS (Identified Cost $115,291)		123,009

EXCHANGE-TRADED FUNDS—31.0%

PowerShares DB Commodity Index Tracking Fund(2)	1,256,100	33,714
PowerShares DB G10 Currency Harvest Fund(2)	892,400	21,203

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $51,416)		54,917

TOTAL LONG TERM INVESTMENTS—100.5% (Identified cost $166,707)		177,926

SHORT-TERM INVESTMENTS— 0.2%

Money Market Mutual Funds—0.2%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.110%)	391,886	392

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $392)		392

TOTAL INVESTMENTS—100.7% (Identified Cost $167,099)		178,318	(1)

Other assets and liabilities, net—(0.7)%		(1,247)

NET ASSETS—100.0%		$177,071

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Affiliated Fund.

1

Virtus Alternatives Diversifier Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$54,917	$54,917
Mutual Funds	123,009	123,009
Short-Term Investments	392	392
Total Investments	$178,318	$178,318

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Bond Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—21.9%
U.S. Treasury Bond 3.500%, 2/15/39	$7,475	$8,392
U.S. Treasury Note
0.250%, 11/30/13	11,955	11,958
1.000%, 8/31/16	2,460	2,487
1.375%, 11/30/18	4,565	4,581
2.000%, 11/15/21	7,070	7,147

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $32,201)		34,565

MUNICIPAL BONDS—1.3%

Michigan—0.1%
City of Flat Rock Finance Authority, Taxable Series A, 6.750%, 10/1/16	75	79

New York—0.3%
New York City Municipal Water Finance Authority 5.000%, 6/15/44	500	537

Rhode Island—0.7%
City of Woonsocket Pension Funding Taxable (AGM Insured) 5.660%, 7/15/13	1,000	1,046

Texas—0.2%
Dallas Area Rapid Transit 5.250%, 12/1/48	330	351

TOTAL MUNICIPAL BONDS (Identified Cost $1,983)		2,013

MORTGAGE-BACKED SECURITIES—29.5%

Agency—21.7%
FHLMC
7.500%, 4/1/14	6	7
7.000%, 4/1/16	12	13
7.000%, 1/1/33	136	156
6.500%, 2/1/35	2,721	3,118
5.000%, 7/1/35	2,794	3,034
FNMA
7.000%, 5/1/14	6	7
6.000%, 10/1/14	108	117
6.500%, 6/1/16	73	79
6.000%, 7/1/17	42	45
5.500%, 9/1/17	98	106
0.000%, 10/9/19	900	692
5.000%, 4/1/20	220	238

	PAR VALUE		VALUE

Agency—(continued)
4.000%, 6/1/20	$147		$156
5.000%, 8/1/21	62		67
6.000%, 5/1/29	102		114
6.500%, 5/1/30	4		5
7.500%, 3/1/31	75		89
7.000%, 7/1/31	52		61
7.000%, 9/1/31	87		101
6.500%, 3/1/32	83		94
5.000%, 5/1/33	1,290		1,419
6.000%, 11/1/34	630		700
5.500%, 4/1/36	310		340
5.500%, 9/1/36	1,351		1,476
6.500%, 5/1/37	927		1,041
6.000%, 9/1/37	43		48
6.000%, 1/1/38	104		116
6.000%, 2/1/38	103		115
6.000%, 3/1/38	541		606
6.500%, 3/1/38	3,532		4,002
5.500%, 4/1/38	404		446
5.500%, 6/1/38	248		273
6.000%, 7/1/38	2,788		3,093
6.000%, 8/1/38	442		494
6.000%, 8/1/38	253		284
6.000%, 8/1/38	1,247		1,383
6.000%, 8/1/38	108		119
5.000%, 6/1/39	1,497		1,633
6.000%, 8/1/39	2,269		2,547
5.000%, 9/1/39	463		506
5.500%, 9/1/39	2,480		2,747
4.500%, 9/1/40	1,020		1,109
FNMA 98-M7, Z 6.390%, 5/25/36	14		14
FNMA 99-M2, B 6.479%, 3/25/29(2)	1,078		1,241
GNMA
8.500%, 11/15/22	—	(8)	1
6.500%, 9/15/28	61		71
7.500%, 9/15/29	132		158

			34,281

Non-Agency—7.8%
American Tower Trust 07-1A, AFX 144A 5.420%, 4/15/37(3)	190		201
Banc of America Merrill Lynch Commercial Mortgage, Inc. 07-3, A4 5.840%, 6/10/49(2)	810		869

1

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
Bear Stearns Commercial Mortgage Securities
05-PWR9, A4B 4.943%, 9/11/42	$1,090	$1,094
07-T28, A3 5.793%, 9/11/42	1,250	1,326
Commercial Mortgage Pass-Through Certificates 07-C9, A4 6.010%, 12/10/49(2)	175	195
Credit Suisse Mortgage Capital Certificates
06-C1, A3 5.594%, 2/15/39(2)	70	74
06-C1, AM 5.594%, 2/15/39(2)	260	264
06-C5, A3 5.311%, 12/15/39	785	838
Greenwich Capital Commercial Funding Corp. 06-GG7, A4 5.882%, 7/10/38(2)	720	800
JP Morgan Chase Commercial Mortgage Securities Corp. 07-CB18, A3 5.447%, 6/12/47	1,478	1,553
Morgan Stanley Capital I
07-T27, A4 5.790%, 6/11/42(2)	1,150	1,310
05-IQ10, A4B 5.284%, 9/15/42(2)	820	890
06-IQ11, A4 5.895%, 10/15/42(2)	875	966
Wachovia Bank Commercial Mortgage Trust 06-C23, A5 5.416%, 1/15/45(2)	1,810	1,983

		12,363

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $44,104)		46,644

CORPORATE BONDS AND NOTES—42.3%

Consumer Discretionary—4.2%
AMC Entertainment, Inc. 9.750%, 12/1/20	365	349
Ameristar Casinos, Inc. 7.500%, 4/15/21	135	140
Brown Shoe Co., Inc. 7.125%, 5/15/19	755	719
CCO Holdings LLC / CCO Holdings Capital Corp. 6.500%, 4/30/21	440	448
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 8.625%, 11/15/17(3)	280	298
Discovery Communications LLC 3.700%, 6/1/15	265	279
Landry’s Holdings, Inc. 144A 11.500%, 6/1/14(3)	545	537
NBC Universal Media LLC
2.100%, 4/1/14	470	478
4.375%, 4/1/21	415	438
Peninsula Gaming LLC / Peninsula Gaming Corp. 10.750%, 8/15/17	390	410
Rent-A-Center, Inc. 6.625%, 11/15/20	365	369
Scientific Games International, Inc. 9.250%, 6/15/19	340	362

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Spencer Spirit Holdings, Inc. / Spencer Gifts LLC / Spirit Halloween Superstores 144A 11.000%, 5/1/17(3)	$155	$152
Time Warner Cable, Inc.
5.000%, 2/1/20	500	548
4.000%, 9/1/21	315	318
5.500%, 9/1/41	160	168
United Artists Theatre Circuit, Inc. Series BD-1 9.300%, 7/1/15(4)(5)	18	18
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 144A 8.125%, 12/1/17(3)	420	446
Visteon Corp. 144A 6.750%, 4/15/19(3)	135	135

		6,612

Consumer Staples—1.1%
Altria Group, Inc. 9.250%, 8/6/19	170	228
Beverages & More, Inc. 144A 9.625%, 10/1/14(3)	690	704
Kraft Foods, Inc.
2.625%, 5/8/13	190	194
6.125%, 2/1/18	315	369
Philip Morris International, Inc. 6.875%, 3/17/14	185	208
Rite Aid Corp. 6.875%, 8/15/13	90	89

		1,792

Energy—4.0%
Copano Energy LLC / Copano Energy Finance Corp. 7.125%, 4/1/21	30	30
El Paso Pipeline Partners Operating Co. LLC 4.100%, 11/15/15	605	623
Enterprise Products Operating LLC
4.050%, 2/15/22	455	463
5.700%, 2/15/42	455	495
Ferrellgas LP / Ferrellgas Finance Corp. 6.500%, 5/1/21	840	743
Kinder Morgan Energy Partners LP
5.850%, 9/15/12	305	315
9.000%, 2/1/19	225	284
Linn Energy LLC / Linn Energy Finance Corp. 7.750%, 2/1/21	190	199
OGX Petroleo e Gas Participacoes SA 144A 8.500%, 6/1/18(3)	560	554
Petrobras International Finance Co. 5.375%, 1/27/21	540	567

2

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)
Petrohawk Energy Corp. 7.250%, 8/15/18	$330	$373
Petroleos Mexicanos 6.500%, 6/2/41	770	866
Petropower I Funding Trust 144A 7.360%, 2/15/14(3) (5)	52	52
Specta Energy Partners LP 4.600%, 6/15/21	145	151
TransCanada Pipelines Ltd. 6.350%, 5/15/67(2)	215	216
Woodside Finance Ltd. 144A 4.600%, 5/10/21(3)	315	322

		6,253

Financials—20.5%
Abbey National Treasury Services plc 4.000%, 4/27/16	555	498
Ally Financial, Inc. 0.000%, 6/15/15	760	564
American Express Co. 7.250%, 5/20/14	540	603
Bank of America Corp.
5.750%, 8/15/16	705	655
5.625%, 7/1/20	590	545
5.000%, 5/13/21	345	314
Barclays Bank plc
5.200%, 7/10/14	415	428
Series 1, 5.000%, 9/22/16	670	694
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18	390	457
Capital One Capital IV 8.875%, 5/15/40	320	332
Capital One Financial Corp.
7.375%, 5/23/14	250	275
6.150%, 9/1/16	420	437
Chubb Corp. 6.375%, 3/29/67(2)	300	296
Citigroup, Inc.
5.000%, 9/15/14	1,185	1,173
4.875%, 5/7/15	190	188
CNA Financial Corp. 5.875%, 8/15/20	785	806
CNL Lifestyles Properties 7.250%, 4/15/19	455	423
Credit Suisse
6.000%, 2/15/18	425	419
5.860%, 11/15/49(2)(6)(7)	385	313
CVS Pass-Through Trust 144A 7.507%, 1/10/32(3)	255	295
Developers Diversified Realty Corp. 7.875%, 9/1/20	640	715
Digital Realty Trust LP 5.250%, 3/15/21	745	746
Duke Realty LP 5.950%, 2/15/17	645	694
E*Trade Financial Corp. 7.875%, 12/1/15	215	217
Felcor Lodging LP 6.750%, 6/1/19	560	540
Ford Motor Credit Co. LLC 5.000%, 5/15/18	580	583

	PAR VALUE	VALUE

Financials—(continued)
General Electric Capital Corp.
2.800%, 1/8/13	$810	$825
4.650%, 10/17/21	695	725
GFI Group, Inc. 8.375%, 7/19/18	260	231
Goldman Sachs Group, Inc. (The)
3.700%, 8/1/15	205	201
6.000%, 6/15/20	425	435
5.250%, 7/27/21	570	556
HSBC Holdings plc 5.100%, 4/5/21	480	510
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 8.000%, 1/15/18	575	601
JPMorgan Chase & Co.
5.125%, 9/15/14	585	617
3.450%, 3/1/16	435	442
KeyCorp 5.100%, 3/24/21	480	498
Lincoln National Corp. 7.000%, 6/15/40	600	678
Lloyds TSB Bank plc
4.875%, 1/21/16	320	312
6.375%, 1/21/21	245	245
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	310	286
Macquarie Group Ltd. 144A 6.250%, 1/14/21(3)	740	708
MetLife, Inc. 5.000%, 6/15/15	520	567
Metropolitan Life Global Funding I 144A 2.875%, 9/17/12(3)	455	461
Morgan Stanley
6.000%, 4/28/15	415	416
6.625%, 4/1/18	400	395
Nomura Holdings, Inc. 4.125%, 1/19/16	645	630
Oppenheimer Holdings, Inc. 8.750%, 4/15/18	130	121
Prudential Financial, Inc.
3.625%, 9/17/12	555	564
6.200%, 1/15/15	345	377
7.375%, 6/15/19	355	419
8.875%, 6/15/38(2)(7)	430	492
QBE Capital Funding II LP 144A 7.250%, 5/24/41(2)(3)	300	264
Rabobank NV
5.250%, 5/24/41	595	582
144A 11.000% (2)(3)(6)(7)	395	462
Regions Financial Corp.
0.744%, 6/26/12(2)	835	815
4.875%, 4/26/13	520	508
RegS 5.750%, 6/15/15(9)	520	497

3

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Resona Bank Ltd. 144A 5.850% (2)(3)(6)(7)	$985	$979
Royal Bank of Scotland plc (The)
4.375%, 3/16/16	305	291
5.625%, 8/24/20	300	288
Santander Issuances S.A Unipersonal 144A 5.911%, 6/20/16(3)	1,085	927
SunTrust Banks, Inc. 5.250%, 11/5/12	210	215
Toronto-Dominion Bank 2.500%, 7/14/16	290	296
Wells Fargo & Co.
3.676%, 6/15/16	370	387
4.600%, 4/1/21	320	351

		32,384

Health Care—1.6%
Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp. 7.750%, 2/15/19	340	335
Boston Scientific Corp. 6.000%, 1/15/20	365	408
Express Scripts, Inc. 5.250%, 6/15/12	375	382
Gilead Sciences, Inc. 4.400%, 12/1/21	385	408
Kinetic Concepts, Inc./ KCI USA, Inc. 144A 10.500%, 11/1/18(3)	335	329
Tenet Healthcare Corp. 144A 6.250%, 11/1/18(3)	170	173
Valeant Pharmaceuticals International, Inc. 144A 7.250%, 7/15/22(3)	600	585

		2,620

Industrials—1.8%
Allison Transmission, Inc. 144A 7.125%, 5/15/19(3)	555	547
B-Corp Merger Sub, Inc. 144A 8.250%, 6/1/19(3)	300	283
Cenveo Corp. 7.875%, 12/1/13	845	668
DynCorp International, Inc. 10.375%, 7/1/17	660	577
Hutchison Whampoa International Ltd. 144A 5.750%, 9/11/19(3)	315	353
Valmont Industries, Inc. 6.625%, 4/20/20	415	481

		2,909

Information Technology—2.1%
CommScope, Inc. 144A 8.250%, 1/15/19(3)	730	734
Earthlink, Inc. 8.875%, 5/15/19	570	527
Fiserv, Inc.
3.125%, 6/15/16	380	387
4.750%, 6/15/21	305	319
Intuit, Inc. 5.750%, 3/15/17	235	264
Lender Processing Services, Inc. 8.125%, 7/1/16	550	543

	PAR VALUE	VALUE

Information Technology—(continued)
Sensata Technologies, Inc. 144A 6.500%, 5/15/19(3)	$130	$129
Xerox Corp. 4.250%, 2/15/15	370	390

		3,293

Materials—2.1%
AEP Industries, Inc. 8.250%, 4/15/19	130	133
American Rock Salt Co. LLC 144A 8.250%, 5/1/18(3)	650	627
Ball Corp. 6.750%, 9/15/20	190	208
Corp Nacional del Cobre de Chile 144A 3.750%, 11/4/20(3)	135	137
Dow Chemical Co. (The)
6.000%, 10/1/12	555	576
5.900%, 2/15/15	540	601
4.250%, 11/15/20	235	244
Reynolds Group Holdings, Inc. / Reynolds Group Issuer LLC 144A 8.250%, 2/15/21(3)	650	578
Solutia, Inc. 7.875%, 3/15/20	215	235

		3,339

Telecommunication Services—2.5%
AT&T, Inc.
4.450%, 5/15/21	300	329
3.875%, 8/15/21	505	534
CenturyLink, Inc. 6.450%, 6/15/21	495	497
Cincinnati Bell, Inc. 8.375%, 10/15/20	400	400
GCI, Inc. 8.625%, 11/15/19	200	213
Goodman Networks, Inc. 144A 12.125%, 7/1/18(3)	545	522
NII Capital Corp. 7.625%, 4/1/21	735	733
West Corp. 7.875%, 1/15/19	150	150
Windstream Corp.
8.125%, 9/1/18	185	199
7.000%, 3/15/19	335	340

		3,917

Utilities—2.4%
Atmos Energy Corp. 6.350%, 6/15/17	360	427
Calpine Corp.
144A 7.875%, 7/31/20(3)	145	157
144A 7.500%, 2/15/21(3)	375	403
CMS Energy Corp.
2.750%, 5/15/14	155	154
6.250%, 2/1/20	645	680

4

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Utilities—(continued)
Dominion Resources, Inc. 8.875%, 1/15/19	$120	$159
El Paso Pipeline Partners Operating Co. LLC 5.000%, 10/1/21	365	377
Georgia Power Co. 6.000%, 11/1/13	225	246
Nevada Power Co. Series O 6.500%, 5/15/18	345	414
Virginia Electric & Power Co. Series A 5.400%, 1/15/16	645	744

		3,761

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $65,286)		66,880

LOAN AGREEMENTS(2)—1.4%

Consumer Discretionary—0.4%
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	473	449
Transtar Industries, Inc. Tranche 2, 10.250%, 12/21/17	250	250

		699

Consumer Staples—0.7%
Roundy’s Supermarkets, Inc. Tranche 2, 10.000%, 4/16/16	1,050	1,053

Financials—0.3%
Springleaf Financial Funding Co. (American General Finance Corp.) 5.510%, 5/10/17	450	393

TOTAL LOAN AGREEMENTS (Identified Cost $2,224)		2,145

	SHARES	VALUE

PREFERRED STOCK—1.1%

Financials—1.1%
Abbey National Capital Trust I, 8.963%(2)	470	423
Citigroup Capital XIII 7.875%,	16,200	422
GMAC Capital Trust I 8.125%	32,800	635
JPMorgan Chase & Co. Series 1, 7.90%(2)	280	298

TOTAL PREFERRED STOCK (Identified Cost $2,013)		1,778

TOTAL LONG TERM INVESTMENTS—97.5% (Identified cost $147,811)		154,025

	SHARES	VALUE

SHORT-TERM INVESTMENTS—1.7%

Money Market Mutual Funds—1.7%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.110%)	2,665,633	$2,666

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,666)		2,666

TOTAL INVESTMENTS—99.2% (Identified Cost $150,477)		156,691	(1)

Other assets and liabilities, net—0.8%		1,206

NET ASSETS—100.0%		$157,897

Abbreviations:

AGM	Assured Guaranty Municipal Corp.
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2011.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, these securities amounted to a value of $13,340 or 8.4% of net assets.

(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(5)	Illiquid security.
(6)	No contractual maturity date
(7)	Interest payments may be deferred.
(8)	Amounts are less than $500 (not reported in 000s).
(9)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

5

Virtus Bond Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	91%
United Kingdom	2
Australia	1
Brazil	1
Japan	1
Netherlands	1
Spain	1
Other	2
Total	100%

† % of total investments as of December 31, 2011

6

Virtus Bond Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$66,880	$—	$66,862	$18
Loan Agreements	2,145	—	2,145	—
Mortgage-Backed Securities	46,644	—	46,644	—
Municipal Bonds	2,013	—	2,013	—
U.S. Government Securities	34,565	—	34,565	—
Equity Securities:
Preferred Stock	1,778	—	1,778	—
Short-Term Investments	2,666	2,666	—	—
Total Investments	$156,691	$2,666	$154,007	$18

Virtus Bond Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Corporate Bonds And Notes

Balance as of September 30, 2011:	$18

Accrued Discount/(Premium)	-

Realized Gain (Loss)	-

Change in Unrealized Appreciation (Depreciation)	-	(c)

Purchases	-

Sales(b)	-

Transfers Into Level 3 (a)	-

Transfers From Level 3 (a)	-

Balance as of December 31, 2011	$18

(a) “Transfers in and/or out” represent the ending value as of December 31, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

(c) Amount less than $500.

Virtus CA Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

MUNICIPAL TAX-EXEMPT BONDS(2)—98.1%

Development Revenue—5.8%
Hercules Redevelopment Agency, Tax-Allocation (AMBAC Insured) 5.000%, 8/1/29	$500	$317
Ontario Redevelopment Financing Authority, (NATL Insured) 5.250%, 8/1/13	500	506
San Diego Redevelopment Agency,
Tax Allocation Series B (AMBAC Insured) 5.350%, 9/1/24	1,000	1,003
Tax Allocation Series A (AMBAC Insured) 4.750%, 9/1/30	500	479
Santa Clara Redevelopment Agency, (NATL Insured) 5.000%, 6/1/22	1,000	1,008

		3,313

Education Revenue—2.0%
North City West School Facilities Financing Authority, Series B (AMBAC Insured) 5.250%, 9/1/19	1,000	1,127

General Obligation—18.2%
Antelope Valley Union High School District, Series A (NATL Insured) 5.000%, 2/1/27	1,000	1,022
Brea Olinda Unified School District, Series A (NATL, FGIC Insured) 6.000%, 8/1/15	150	173
Butte-Glenn Community College District, Series A (NATL Insured) 5.500%, 8/1/19	1,000	1,035
Gilroy Unified School District, (NATL, FGIC Insured) 5.000%, 8/1/27	500	516
Los Angeles Unified School District,
2002 Election Series C (AGM Insured) 5.000%, 7/1/24	500	553
Series A-1 (NATL Insured) 4.500%, 1/1/28	500	526
New Haven Unified School District, (AGC Insured) 0.000%, 8/1/33	1,500	407
Norwalk - La Mirada Unified School District, 2002 Election Series D (AGM Insured) 0.000%, 8/1/33	1,475	401
Placer Union High School District, (AGM Insured) 0.000%, 8/1/32	1,500	444
Rancho Santiago Community College District, 2002 Election Series C (AGM Insured) 0.000%, 9/1/27	1,200	502

	PAR VALUE	VALUE

General Obligation—(continued)
San Rafael City High School District, 2002 Election Series B (NATL, FGIC Insured) 0.000%, 8/1/26	$1,000	$471
State of California,
5.500%, 3/1/26	500	557
5.000%, 6/1/32	675	699
5.000%, 9/1/32	500	530
5.000%, 11/1/32	250	260
5.000%, 12/1/37	250	255
6.000%, 4/1/38	250	282
Walnut Valley Unified School District, Series A (NATL Insured) 0.000%, 8/1/19	3,095	1,851

		10,484

General Revenue—14.2%
Anaheim Public Financing Authority, Series C (AGM Insured) 6.000%, 9/1/16	1,600	1,833
City of Pomona, Certificates of Participation (AMBAC Insured) 5.500%, 6/1/28	1,365	1,415
Golden State Tobacco Securitization Corp., Series A-1
5.125%, 6/1/47	1,250	813
5.750%, 6/1/47	1,000	723
Los Angeles County Public Works Financing Authority, Series A (AGM Insured) 5.500%, 10/1/18	320	360
Sacramento Area Flood Control Agency, (BHAC Insured) 5.500%, 10/1/28	350	396
South Bay Regional Public Communications Authority, Series B (ACA Insured) 4.750%, 1/1/31	635	501
State of California Public Works Board,
Department of Health Services, Series B (XLCA Insured) 5.000%, 11/1/17	460	507
Department of General Services, Series A 6.125%, 4/1/29	500	566
Various Capital Projects, Series G-1 5.750%, 10/1/30	500	542
Department of Forestry & Fire Protection, Series E 5.000%, 11/1/32	500	505

		8,161

1

Virtus CA Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Higher Education Revenue—6.4%
California Educational Facilities Authority,
Stanford University, 5.250%, 4/1/40	$500	$670
Pomona Colllege, Series A 5.000%, 7/1/45	500	510
California State University,
Series A (NATL, FGIC Insured) 5.000%, 11/1/26	250	259
Series A (NATL, FGIC Insured) 5.250%, 11/1/38	635	671
University of California,
Series D (NATL, FGIC Insured) 5.000%, 5/15/28	500	536
Series G (NATL, FGIC Insured) 4.750%, 5/15/35	525	531
Series B 4.750%, 5/15/38	500	504

		3,681

Medical Revenue—8.2%
California Health Facilities Financing Authority,
Stanford Hospital and Clinics, Series A 5.000%, 11/15/14	125	133
Cedars-Sinai Medical Center, 5.000%, 11/15/34	500	504
Providence Health & Services, Series C 6.500%, 10/1/38	295	338
Kaiser Permanente, Series A 5.250%, 4/1/39	500	507
California Statewide Communities Development Authority,
Kaiser Permanente, Series B 5.000%, 3/1/41	500	501
Sutter Health, Series B 5.625%, 8/15/42	1,000	1,007
St. Joseph Health System, (FGIC Insured) 5.750%, 7/1/47	500	524
San Joaquin General Hospital Project, Certificates of Participation (NATL Insured) 5.250%, 9/1/12	100	100
State of California Public Works Board, Department of Mental Health, Series A 5.500%, 6/1/16	1,000	1,092

		4,706

Municipal Utility District Revenue— 2.8%
East Bay Municipal Utility District, (NATL Insured) 5.000%, 6/1/35	500	524
Sacramento Municipal Utilities District
Financing Authority, (NATL Insured) 4.750%, 7/1/26	500	504

	PAR VALUE	VALUE

Municipal Utility District Revenue—(continued)
5.000%, 8/15/26	$500	$559

		1,587

Natural Gas Revenue—1.2%
Roseville Natural Gas Financing Authority, 5.000%, 2/15/24	750	724

Power Revenue—2.1%
Imperial Irrigation District, Series B 5.000%, 11/1/36	300	314
Northern California Power Agency, Series A (NATL Insured) 5.200%, 7/1/32	330	330
Southern California Public Power Authority, Series 1, 5.000%, 7/1/28	500	555

		1,199

Pre-Refunded—24.1%
California Health Facilities Financing Authority, Providence Health & Services, Series C, Pre- refunded 10/1/18 @100 6.500%, 10/1/18	5	7
California Infrastructure & Economic Development Bank, Pre-refunded 7/1/26 @100 (AMBAC Insured) 5.125%, 7/1/37	500	647
Contra Costa County Home Mortgage, (GNMA Collateralized) 7.500%, 5/1/14(3)	500	582
Cypress Single Family Residential Mortgage, Series B (Private Mortgage Insurance) 7.250%, 1/1/12(3)	200	200
Grossmont-Cuyamaca Community College District, Election of 2002 Series A Pre-refunded 8/1/13 @100 (NATL Insured) 5.000%, 8/1/13	210	225
Huntington Park Redevelopment Agency Single Family Residential Mortgage, Series A (FHA/VA/PRIV MTGS Insured) 8.000%, 12/1/19(3)	2,400	3,545
Los Angeles Harbor Department, 7.600%, 10/1/18(3)	660	804
Metropolitan Water District of Southern California, Series B-1 Pre-refunded 10/1/13 @100 (NATL, FGIC Insured) 5.000%, 10/1/36	140	151
Northern California Power Agency, Series A Pre-refunded 7/1/21 @ 100 (AMBAC Insured) 7.500%, 7/1/23	195	276
Riverside County Single Family,

2

Virtus CA Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Pre-Refunded—(continued)
Series B (GNMA Collateralized) 8.625%, 5/1/16(3)	$1,000	$1,296
Series A (GNMA Collateralized) 7.800%, 5/1/21(3)	4,000	5,904
Stockton Housing Facility, Series A Pre-refunded 9/20/17 @ 100 (GNMA Collateralized) 5.600%, 3/20/28	185	186

		13,823

Transportation Revenue—4.7%
Alameda Corridor Transportation Authority, Series A (NATL Insured) 5.125%, 10/1/17	125	125
Bay Area Toll Authority, San Fransisco Bay Area,
Series F-1 5.000%, 4/1/34	500	531
Series F-1 5.125%, 4/1/39	500	533
City of Long Beach Airport, Series A 5.000%, 6/1/30	200	210
Los Angeles International Airport, Series A 5.000%, 5/15/40	500	533
San Diego County Regional Airport Authority,
Series B 5.000%, 7/1/40	500	506
Series A 5.000%, 7/1/40	250	253

		2,691

Water & Sewer Revenue—8.4%
California Statewide Communities Development Authority, 4.800%, 9/1/46	1,000	936
Delta Diablo Sanitation District, Certificates of Participation (NATL Insured) 0.000%, 12/1/16	1,070	930
El Dorado Irrigation District, Certificates of Participation, Series A (NATL, FGIC Insured) 5.250%, 3/1/16	365	380
Irvine Ranch Water District, Certificates of Participation, 5.000%, 3/1/24	500	580
Metropolitan Water District of Southern California, Series B-1 (NATL, FGIC Insured) 5.000%, 10/1/36	860	883
Santa Margarita-Dana Point Authority, 5.125%, 8/1/38	600	633

	PAR VALUE	VALUE

Water & Sewer Revenue—(continued)
Westlands Water District, Certificates of Participation (NATL Insured) 5.250%, 9/1/14	$500	$517

		4,859

TOTAL MUNICIPAL TAX-EXEMPT BONDS (Identified Cost $53,054)		56,355

TOTAL LONG TERM INVESTMENTS—98.1% (Identified cost $53,054)		56,355

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Funds—1.0%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.110%)	552,913	553

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $553)		553

TOTAL INVESTMENTS—99.1% (Identified Cost $53,607)		56,908	(1)
Other assets and liabilities, net—0.9%		529

NET ASSETS—100.0%		$57,437

Abbrevations
ACA	American Capital Access Financial Guarantee Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance

Footnote Legend
(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	At December 31, 2011, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 97%. At December 31, 2011, 62% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: NATL 23.0%, and GNMA 13.8%.
(3)	Escrowed to maturity.

3

Virtus CA Tax-Exempt Bond Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Tax-Exempt Bonds	$56,355	$—	$56,355
Equity Securities:
Short-Term Investments	553	553	—
Total Investments	$56,908	$553	$56,355

There are no Level 3 (significant unobservable inputs) priced securities.

Virtus Foreign Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

PREFERRED STOCK—3.7%

Consumer Staples—1.8%
Companhia de Bebidas das Americas ADR (Brazil)	516,710	$18,648

Financials—0.7%
Itau Unibanco Holding S.A. ADR 0.40% (Brazil)	379,024	7,035

Utilities—1.2%
AES Tiete S.A. (Brazil)	839,315	12,095

TOTAL PREFERRED STOCK (Identified Cost $17,345)		37,778

COMMON STOCKS—93.3%

Consumer Discretionary—5.8%
Bureau Veritas SA (France)	168,563	12,283
Domino’s Pizza plc (United Kingdom)	1,826,527	11,417
Hermes International (France)	26,987	8,046
L’Occitane International SA (Luxembourg)	1,179,896	2,370
Nitori Co., Ltd. (Japan)	220,050	20,641
Wynn Macau Ltd. (Hong Kong)	1,717,400	4,312

		59,069

Consumer Staples—46.3%
Anheuser-InBev N.V. (Belgium)	381,002	23,327
British American Tobacco plc (United Kingdom)	1,524,145	72,323
Coca-Cola Amatil Ltd. (Australia)	1,322,399	15,568
Diageo plc (United Kingdom)	1,075,338	23,488
Imperial Tobacco Group plc (United Kingdom)	1,230,458	46,530
ITC Ltd. (India)	6,165,778	23,372
Lindt & Spruengli AG (Switzerland)	1,866	5,550
Nestle India Ltd. (India)	125,498	9,677
Nestle S.A. Registered Shares (Switzerland)	741,335	42,619
Pernod-Ricard S.A. (France)	153,199	14,209
Philip Morris International, Inc. (United States)	880,772	69,123
Reckitt Benckiser Group plc (United Kingdom)	195,302	9,645
SABMiller plc (United Kingdom)	559,804	19,704
Souza Cruz S.A. (Brazil)	1,732,925	21,285
Tesco plc (United Kingdom)	3,250,512	20,366
Unilever N.V. (Netherlands)	932,715	32,074
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	1,836,960	5,042
Woolworths Ltd. (Australia)	578,957	14,863

		468,765

	SHARES	VALUE

Energy—6.6%
Canadian Natural Resources Ltd. (Canada)	433,862	$16,247
Core Laboratories N.V. (Netherlands)	226,362	25,794
Ecopetrol SA (Colombia)	206,628	9,199
Royal Dutch Shell plc A Shares (United Kingdom)	435,025	15,850

		67,090

Financials—12.2%
Admiral Group plc (United Kingdom)	340,363	4,504
CETIP SA - Balcao Organizado de Ativos e Derivativos (Brazil)	854,761	12,350
Daito Trust Construction Co., Ltd. (Japan)	114,700	9,835
Housing Development Finance Corp. (India)	2,893,164	35,524
Housing Development Finance Corp. Bank Ltd. (India)	3,730,875	29,988
Housing Development Finance Corp. Bank Ltd. ADR (India)	44,223	1,162
Oversea-Chinese Banking Corp., Ltd. (Singapore)	1,444,100	8,718
QBE Insurance Group Ltd. (Australia)	327,245	4,334
Redecard S.A. (Brazil)	1,086,063	16,996

		123,411

Health Care—11.4%
BioMerieux (France)	87,771	6,275
Cie Generale D’optique Essilor International SA (France)	236,970	16,730
Covidien plc (Ireland)	515,509	23,203
GlaxoSmithKline plc (United Kingdom)	234,233	5,353
Novartis AG Registered Shares (Switzerland)	365,592	20,901
Novo Nordisk A/S Class B (Denmark)	286,000	32,866
Valeant Pharmaceuticals International, Inc. (Canada)(2)	221,100	10,344

		115,672

Industrials—3.8%
Bunzl plc (United Kingdom)	591,759	8,124
Canadian National Railway Co. (Canada)	187,281	14,734
Indutrade AB (Sweden)	132,269	3,517
Kuehne & Nagel International AG (Switzerland)	52,787	5,929
Rolls-Royce Holdings plc (United Kingdom)	570,524	6,614
Rolls-Royce Holdings plc Class C (United Kingdom)(2)(3)	40,414,956	63

		38,981

1

Virtus Foreign Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Information Technology—1.6%
Baidu.com, Inc. Sponsored ADR (China)(2)	99,491	$11,588
Tata Consultancy Services Ltd. (India)	193,500	4,229

		15,817

Materials—3.1%
Fresnillo plc (United Kingdom)	434,458	10,303
Goldcorp, Inc. (Canada)	281,758	12,504
Newcrest Mining Ltd. (Australia)	274,687	8,316

		31,123

Utilities—2.5%
Cia Energetica de Minas Gerais (Brazil)	592,359	10,538
CPFL Energia S.A. (Brazil)	686,400	9,575
CPFL Energia S.A. ADR (Brazil)	195,500	5,515

		25,628

TOTAL COMMON STOCKS (Identified Cost $707,491)		945,556

TOTAL LONG TERM INVESTMENTS—97.0% (Identified cost $724,836)		983,334

SHORT-TERM INVESTMENTS—2.8%

Money Market Mutual Funds—2.8%
Dreyfus Cash Management Fund - Institutional
Shares (seven-day effective yield 0.050%)	28,258,716	28,259

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $28,259)		28,259

TOTAL INVESTMENTS—99.8% (Identified Cost $753,095)		1,011,593(1)

Other assets and liabilities, net—0.2%		1,857

NET ASSETS—100.0%		$1,013,450

Abbreviations:
ADR	American Depositary Receipt
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at December 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus Foreign Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

Country Weightings †

United Kingdom	25%
Brazil	11
India	10
United States	10
Switzerland	7
France	6
Netherlands	6
Other	25

Total	100%

† % of total investments as of December 31, 2011

3

Virtus Foreign Opportunities Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs

Equity Securities:
Common Stocks	$945,556	$945,493	$63
Preferred Stock	37,778	37,778	—
Short-Term Investments	28,259	28,259	—

Total Investments	$1,011,593	$1,011,530	$63

There is no Level 2 (significant observable inputs) priced securities.

Virtus Foreign Opportunities Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Common Stocks

Balance as of September 30, 2011:	$-

Accrued Discount/(Premium)	-

Realized Gain (Loss)	-

Change in Unrealized Appreciation (Depreciation)	(1)

Purchases	64

Sales(b)	-

Transfers Into Level 3 (a)	-

Transfers From Level 3 (a)	-

Balance as of December 31, 2011	$63

(a) “Transfers in and/or out” represent the ending value as of December 31, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

Virtus Global Commodities Stock Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—89.8%

Consumer Staples—7.4%
Andersons, Inc. (The) (United States)	13,125	$573
Archer-Daniels-Midland Co. (United States)	7,100	203
BRF - Brasil Foods SA ADR (Brazil)	9,100	178
Tate & Lyle plc (United Kingdom)	50,495	552

		1,506

Energy—30.2%
Baytex Energy Corp. (Canada)	4,550	254
Cenovus Energy, Inc. (Canada)	20,260	673
Core Laboratories N.V. (Netherlands)	3,200	365
Ensco International plc Sponsored ADR (United Kingdom)	8,850	415
FX Energy, Inc. (United States)(2)	39,525	190
MEG Energy Corp. (Canada)(2)	10,500	429
Mission NewEnergy Ltd. (Australia)(2)	14,725	33
Newfield Exploration Co. (United States)(2)	5,575	210
Occidental Petroleum Corp. (United States)	3,225	302
OYO Geospace Corp. (United States)(2)	4,300	333
Penn West Petroleum Ltd. (Canada)	26,950	534
Precision Drilling Corp. (Canada)	38,025	392
Royal Dutch Shell plc ADR (United Kingdom)	8,050	588
SandRidge Energy, Inc. (United States)(2)	47,650	389
Seadrill Ltd. (Bermuda)	23,250	771
Superior Energy Services, Inc. (United States)(2)	8,275	235

		6,113

Industrials—9.5%
AGCO Corp. (United States)(2)	4,475	192
CNH Global N.V. (Netherlands)(2)	10,225	368
Deere & Co. (United States)	6,500	503
Kubota Corp. ADR (Japan)	6,350	264
Lindsay Corp. (United States)	2,875	158
Raven Industries, Inc. (United States)	5,600	347
Rocky Mountain Dealerships, Inc. (Canada)	9,200	80

		1,912

Materials—42.7%
Agrium, Inc. (Canada)	3,500	235
Alamos Gold, Inc. (Canada)	9,325	161
Allied Nevada Gold Corp. (United States)(2)	5,175	157
BHP Billiton Ltd. Sponsored ADR (Australia)	17,800	1,257
CF Industries Holdings, Inc. (United States)	2,750	399
Du Pont (E.I.) de Nemours & Co. (United States)	5,175	237

	SHARES		VALUE

Materials—(continued)
Eldorado Gold Corp. (Canada)	11,800		$162
Franco-Nevada Corp. (Canada)	15,025		572
Goldcorp, Inc. (Canada)	15,345		679
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	127,257		335
Ivanhoe Mines Ltd./CA (Canada)(2)	10,075		179
Major Drilling Group International (Canada)	51,815		790
Monsanto Co. (United States)	5,325		373
Mosaic Co. (The) (United States)	8,000		403
New Gold, Inc. (Canada)(2)	27,215		274
Perseus Mining Ltd. (Australia)(2)	69,822		171
Potash Corp. of Saskatchewan, Inc. (Canada)	9,810		405
Royal Gold, Inc. (United States)	12,770		861
Silver Wheaton Corp. (Canada)	10,450		303
Sociedad Quimica y Minera de Chile SA Sponsored ADR (Chile)	3,350		180
Syngenta AG ADR (Switzerland)	6,550		386
Tahoe Resources, Inc. (Canada)	7,050		122

			8,641

TOTAL COMMON STOCKS (Identified Cost $18,742)			18,172

EXCHANGE-TRADED FUNDS—8.4%

PowerShares DB Gold Fund (United States)(2)	31,150		1,696

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,687)			1,696

TOTAL LONG TERM INVESTMENTS—98.2% (Identified cost $20,429)			19,868

SHORT-TERM INVESTMENTS—1.8%

Money Market Mutual Funds—1.8%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.050%)	367,964		368

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $368)			368

TOTAL INVESTMENTS—100.0% (Identified Cost $20,797)			20,236	(1)

Other assets and liabilities, net—0.0%			8

NET ASSETS—100.0%		$	20,244

Abbreviations:
ADR	American Depositary Receipt
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
plc	Public Limited Co.

1

Virtus Global Commodities Stock Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

Footnote Legend:
(1)	Federal Income Tax Information : For tax information at December 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

Virtus Global Commodities Stock Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

Country Weightings †

United States	40%
Canada	31
United Kingdom	8
Australia	7
Bermuda	4
Netherlands	3
Switzerland	2
Other	5

Total	100%

† % of total investments as of December 31, 2011

3

Virtus Global Commodities Stock Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices

Equity Securities:
Common Stocks	$18,172	$18,172
Exchange-Traded Funds	1,696	1,696
Short-Term Investments	368	368

Total Investments	$20,236	$20,236

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Global Infrastructure Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.9%

Consumer Discretionary—2.5%
Eutelsat Communications SA (France)	17,550	$685
SES SA (Luxembourg)	44,620	1,071

		1,756

Energy—23.9%
Enbridge, Inc. (Canada)	133,990	5,012
Spectra Energy Corp. (United States)	126,170	3,880
TransCanada Corp. (Canada)	82,610	3,608
Williams Cos., Inc. (The) (United States)	131,770	4,351

		16,851

Industrials—13.5%
Abertis Infraestructuras S.A. (Spain)	77,240	1,234
Atlantia SpA (Italy)	83,152	1,331
Ferrovial SA (Spain)	64,270	776
Flughafen Zuerich AG (Switzerland)	2,159	749
Fraport AG Frankfurt Airport Services Worldwide (Germany)	18,750	922
Koninklijke Vopak N.V. (Netherlands)	32,300	1,707
Transurban Group (Australia)	374,220	2,151
Vinci SA (France)	15,560	680

		9,550

Telecommunication Services—26.1%
American Tower Corp. Class A (United States)	31,350	1,881
AT&T, Inc. (United States)	109,140	3,300
BCE, Inc. (Canada)	17,200	717
BT Group plc (United Kingdom)	237,000	703
Crown Castle International Corp. (United States)(2)	33,190	1,487
Nippon Telegraph & Telephone Corp. ADR (Japan)	29,910	757
Singapore Telecommunications Ltd. (Singapore)	491,400	1,171
Telefonica S.A. Sponsored ADR (Spain)	59,440	1,022
TELUS Corp. (Canada)	24,480	1,385
Verizon Communications, Inc. (United States)	41,210	1,653
Vodafone Group plc Sponsored ADR (United Kingdom)	117,830	3,303
Windstream Corp. (United States)	84,490	992

		18,371

Utilities—30.9%
Allete, Inc. (United States)	12,420	521

	SHARES	VALUE

Utilities—(continued)
APA Group (Australia)	143,350	$658
CenterPoint Energy, Inc. (United States)	45,070	905
Centrica plc (United Kingdom)	125,610	564
CMS Energy Corp. (United States)	42,090	929
Dominion Resources, Inc. (United States)	23,570	1,251
DTE Energy Co. (United States)	12,280	669
E.ON AG (Germany)	21,080	455
Enel SpA (Italy)	184,200	750
FirstEnergy Corp. (United States)	15,780	699
ITC Holdings Corp. (United States)	14,570	1,106
National Grid plc (United Kingdom)	86,590	841
NextEra Energy, Inc. (United States)	19,930	1,213
NiSource, Inc. (United States)	38,950	927
Northeast Utilities (United States)	18,940	683
Northwest Natural Gas Co. (United States)	13,880	665
NV Energy, Inc. (United States)	47,340	774
ONEOK, Inc. (United States)	12,170	1,055
Public Service Enterprise Group, Inc. (United States)	26,830	886
Questar Corp. (United States)	22,810	453
Sempra Energy (United States)	21,740	1,196
SevernTrent plc (United Kingdom)	34,985	813
Southern Co. (The) (United States)	23,240	1,076
United Utilities Group plc (United Kingdom)	70,650	665
Wisconsin Energy Corp. (United States)	33,700	1,178
Xcel Energy, Inc. (United States)	32,240	891

		21,823

TOTAL COMMON STOCKS (Identified Cost $55,110)		68,351

TOTAL LONG TERM INVESTMENTS—96.9% (Identified cost $55,110)		68,351

SHORT-TERM INVESTMENTS—2.5%

Money Market Mutual Funds—2.5%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.050%)	1,729,469	1,729

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,729)		1,729

1

Virtus Global Infrastructure Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—99.4% (Identified Cost $56,839)	70,080(1)

Other assets and liabilities, net—0.6%	456

NET ASSETS—100.0%	$70,536

ADR	American Depositary Receipt
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

Virtus Global Infrastructure Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

Country Weightings †

United States	52%
Canada	15
United Kingdom	10
Australia	4
Spain	4
Italy	3
Netherlands	3
Other	9

Total	100%

† % of total investments as of December 31, 2011

3

Virtus Global Infrastructure Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$ 68,351	$ 68,351
Short-Term Investments	1,729	1,729
Total Investments	$ 70,080	$ 70,080

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Global Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

PREFERRED STOCK—1.9%

Consumer Staples—1.3%
Companhia de Bebidas das Americas 0.00% (Brazil)	23,520	$849

Financials—0.6%
Itau Unibanco Holding S.A. ADR 0.40% (Brazil)	23,093	428

TOTAL PREFERRED STOCK (Identified Cost $1,034)		1,277

COMMON STOCKS—97.2%

Consumer Discretionary—9.7%
Bureau Veritas SA (France)	13,350	973
Comcast Corp. Special Class A (United States)	28,675	675
Hermes International (France)	1,810	540
McDonald’s Corp. (United States)	32,032	3,214
Norstar Founders Group Ltd. (Cayman Islands)(2)(3)(4)	272,000	0
Starbucks Corp. (United States)	15,700	722
Wynn Macau Ltd. (Hong Kong)	211,768	532

		6,656

Consumer Staples—43.6%
Altria Group, Inc. (United States)	38,640	1,146
Anheuser-InBev N.V. (Belgium)	24,875	1,523
Beam, Inc. (United States)(2)	14,000	717
British American Tobacco plc (United Kingdom)	90,940	4,315
Casey’s General Stores, Inc. (United States)	15,700	809
Coca-Cola Amatil Ltd. (Australia)	87,021	1,025
Coca-Cola Co. (The) (United States)	45,992	3,218
Imperial Tobacco Group plc (United Kingdom)	67,199	2,541
ITC Ltd. (India)	298,672	1,132
Mead Johnson Nutrition Co. (United States)	12,416	853
Nestle India Ltd. (India)	12,475	962
Nestle S.A. Registered Shares (Switzerland)	44,525	2,560
Philip Morris International, Inc. (United States)	54,995	4,316
Tesco plc (United Kingdom)	219,639	1,376
Unilever N.V. (Netherlands)	40,284	1,385
Wal-Mart Stores, Inc. (United States)	23,823	1,424
Woolworths Ltd. (Australia)	28,210	724

		30,026

Energy—4.3%
Canadian Natural Resources Ltd. (Canada)	21,750	814

	SHARES	VALUE

Energy—(continued)
Core Laboratories N.V. (Netherlands)	9,557	$1,089
Ecopetrol SA (Colombia)	2,955	132
Royal Dutch Shell plc A Shares (United Kingdom)	26,360	960

		2,995

Financials—11.9%
Berkshire Hathaway, Inc. Class B (United States)(2)	17,602	1,343
CME Group, Inc. (United States)	3,681	897
Housing Development Finance Corp. (India)	176,353	2,165
Housing Development Finance Corp. Bank Ltd. (India)	209,870	1,687
Housing Development Finance Corp. Bank Ltd. ADR (India)	25,772	677
IntercontinentalExchange, Inc. (United States)(2)	8,400	1,013
Redecard S.A. (Brazil)	24,673	386

		8,168

Health Care—4.4%
Covidien plc (Ireland)	24,991	1,125
Novo Nordisk A/S Class B (Denmark)	10,288	1,182
Valeant Pharmaceuticals International, Inc. (Canada)(2)	15,300	716

		3,023

Industrials—1.4%
Canadian National Railway Co. (Canada)	11,894	936

Information Technology—16.0%
Apple, Inc. (United States)(2)	5,777	2,340
Baidu.com, Inc. Sponsored ADR (China)(2)	7,674	894
Cognizant Technology Solutions Corp. Class A (United States)(2)	19,536	1,256
Google, Inc. Class A (United States)(2)	2,447	1,581
Intel Corp. (United States)	37,635	913
International Business Machines Corp. (United States)	5,015	922
MasterCard, Inc. Class A (United States)	4,469	1,666
Visa, Inc. Class A (United States)	13,959	1,417

		10,989

Materials—4.9%
Fresnillo plc (United Kingdom)	36,962	877
Goldcorp, Inc. (Canada)	21,718	964

1

Virtus Global Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

Materials—(continued)
Newcrest Mining Ltd. (Australia)	24,357		$737
Praxair, Inc. (United States)	7,725		826

			3,404

Utilities—1.0%
Cia Energetica de Minas Gerais (Brazil)	40,988		729

TOTAL COMMON STOCKS (Identified Cost $55,143)			66,926

TOTAL LONG TERM INVESTMENTS—99.1% (Identified cost $56,177)			68,203

SHORT-TERM INVESTMENTS—0.6%

Money Market Mutual Funds—0.6%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.050%)	392,238		392

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $392)			392

TOTAL INVESTMENTS—99.7% (Identified Cost $56,569)			68,595	(1)

Other assets and liabilities, net—0.3%			234

NET ASSETS—100.0%		$	68,829

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus Global Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

Country Weightings †

United States	46%
United Kingdom	15
India	10
Canada	5
Australia	4
Switzerland	4
Netherlands	3
Other	13

Total	100%

† % of total investments as of December 31, 2011

3

Virtus Global Opportunities Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices	Level 3 Significant Unobservable Prices
Equity Securities:
Common Stocks	$66,926	$66,926	$0	*
Preferred Stock	1,277	1,277	-
Short-Term Investments	392	392	-
Total Investments	$68,595	$68,595	$0	*

There are no Level 2 (significant observable inputs) priced securities.

*Level 3 Common Stock valued at zero at beginning and end of period.

Virtus Global Premium AlphaSectorSM Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

EXCHANGE-TRADED FUNDS—98.7%

Consumer Discretionary Select Sector SPDR Fund	258,100	$10,071
Consumer Staples Select Sector SPDR Fund	309,300	10,049
iShares Barclay’s Short Treasury Bond Fund	114,650	12,638
iShares MSCI EAFE® Index Fund	133,900	6,632
iShares MSCI Emerging Markets Index Fund	172,400	6,541
Technology Select Sector SPDR Fund	390,900	9,948
Utilities Select Sector SPDR Fund	282,200	10,154

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $65,092)		66,033

TOTAL LONG TERM INVESTMENTS—98.7% (Identified cost $65,092)		66,033

SHORT-TERM INVESTMENTS—0.4%

Money Market Mutual Funds—0.4%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.100%)	269,662	270

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $270)		270

TOTAL INVESTMENTS—99.1% (Identified Cost $65,362)		66,303	(1)

Other assets and liabilities, net—0.9%		577

NET ASSETS—100.0%		$66,880

Abbreviations:
SPDR S&P Depositary Receipt

Footnote Legend:
(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

Virtus Global Premium AlphaSectorSM Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$66,033	$66,033
Short-Term Investments	270	270
Total Investments	$66,303	$66,303
There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Global Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.7%

Australia—8.7%
BGP Holdings plc(2)(3)(4)	13,566	$0
CFS Retail Property Trust	22,200	38
Dexus Property Group	94,140	80
Goodman Group	178,800	104
Westfield Group	31,750	254
Westfield Retail Trust	42,150	107

		583

Canada—5.6%
Allied Properties Real Estate Investment Trust	1,410	35
Brookfield Properties Corp.	7,370	115
Canadian Real Estate Investment Trust	1,400	49
Cominar Real Estate Investment Trust	645	14
First Capital Realty, Inc.	2,845	48
RioCan Real Estate Investment Trust	4,387	114

		375

Finland—0.2%
Citycon Oyj	4,550	14

France—5.3%
Fonciere Des Regions	404	26
Klepierre	2,215	63
Societe Immobiliere de Location Pour L’industrie Et Le Commerce	455	44
Unibail-Rodamco	1,243	224

		357

Germany—0.5%
GSW Immobilien AG(2)	1,100	32

Hong Kong—3.0%
Hongkong Land Holdings Ltd.	23,900	109
Link (The)	24,504	90

		199

Italy—0.6%
Beni Stabili SpA	95,478	43

Japan—2.9%
AEON Mall Co., Ltd.	3,570	76
Japan Prime Realty Investment Corp.	11	26
Japan Real Estate Investment Corp.	5	39

	SHARES	VALUE

Japan—(continued)
Nippon Building Fund, Inc.	7	$57

		198

Netherlands—1.7%
Corio N.V.	2,091	91
Eurocommercial Properties N.V.	765	24

		115

Norway—0.7%
Norwegian Property ASA	38,475	47

Singapore—2.6%
CapitaCommercial Trust	26,000	21
CapitaMall Trust	16,450	21
CapitaRetail China Trust	32,275	29
Global Logistic Properties Ltd.(2)	45,500	62
Mapletree Logistics Trust	61,545	40

		173

Sweden—1.3%
Castellum AB	3,940	49
Fabege AB	4,550	35

		84

Switzerland—0.2%
PSP Swiss Property AG	165	14

United Kingdom—7.0%
Big Yellow Group plc	16,225	62
British Land Co. plc	9,900	71
Derwent London plc	1,610	39
Great Portland Estates plc	2,771	14
Hammerson plc	14,070	79
Land Securities Group plc	11,631	115
Safestore Holdings plc	23,326	36
SEGRO plc	17,490	56

		472

United States—58.4%
Alexandria Real Estate Equities, Inc.	281	19
Apartment Investment & Management Co. Class A	3,400	78
AvalonBay Communities, Inc.	1,145	150
BioMed Realty Trust, Inc.	3,730	67
Boston Properties, Inc.	1,878	187
BRE Properties, Inc.	1,266	64

1

Virtus Global Real Estate Securities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

United States—(continued)
Camden Property Trust	1,585		$99
Campus Crest Communities, Inc.	584		6
CubeSmart, Inc.	3,037		32
DDR Corp	5,874		71
Digital Realty Trust, Inc.	909		61
Duke Realty Corp.	7,205		87
Equity Lifestyle Properties, Inc.	1,223		82
Equity Residential	3,804		217
Essex Property Trust, Inc.	769		108
Extra Space Storage, Inc.	4,799		116
General Growth Properties, Inc.	5,439		82
HCP, Inc.	3,679		152
Health Care REIT, Inc.	2,443		133
Host Hotels & Resorts, Inc.	10,058		149
Kilroy Realty Corp.	3,267		124
Kimco Realty Corp.	5,110		83
LaSalle Hotel Properties	2,615		63
Macerich Co. (The)	1,423		72
Prologis, Inc.	4,881		140
Public Storage	1,760		237
Regency Centers Corp.	720		27
Simon Property Group, Inc.	3,761		485
SL Green Realty Corp.	1,231		82
Starwood Hotels & Resorts Worldwide, Inc.	180		9
Taubman Centers, Inc.	1,905		118
UDR, Inc.	3,273		82
Ventas, Inc.	4,382		242
Vornado Realty Trust	1,875		144
Weingarten Realty Investors	2,570		56

			3,924

TOTAL COMMON STOCKS (Identified Cost $5,760)			6,630

TOTAL LONG TERM INVESTMENTS—98.7% (Identified cost $5,760)			6,630

TOTAL INVESTMENTS—98.7% (Identified Cost $5,760)			6,630	(1)

Other assets and liabilities, net—1.3%			89

NET ASSETS—100.0%		$	6,719

Abbreviations:

AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
ASA	Allmennaksjeselskap a public limited company (Norway).
plc	Public Limited Co.

REIT   Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at December 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus Global Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	59%
Australia	9
United Kingdom	7
Canada	6
France	5
Hong Kong	3
Japan	3
Other	8
Total	100%

† % of total investments as of December 31, 2011

3

Virtus Global Real Estate Securities Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$6,630	$6,630	$0(1)
Total Investments	$6,630	$6,630	$0(1)

There are no Level 2 (significant observable inputs) priced securities.

(1)	Level 3 Common Stock valued at zero at the beginning and end of period.

Virtus Greater Asia ex Japan Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—79.9%

Consumer Discretionary—10.5%
BEC World plc (Thailand)	39,600	$56
Cox & Kings India Ltd. (India)	12,600	37
Genting Malaysia Bhd (Malaysia)	117,900	142
Hero Honda Motors Ltd. (India)(2)	2,300	83
Jollibee Foods Corp. (Philippines)	23,900	49
Jubilant Foodworks Ltd. (India)(2)	6,600	94
Kangwon Land, Inc. (South Korea)(2)	6,470	153
L’Occitane International SA (Luxembourg)	61,759	124
Parkson Retail Asia Ltd. (Singapore)(2)	29,800	29
Parkson Retail Group Ltd. (China)	30,200	37
Super Retail Group Ltd. (Australia)	15,170	82
Wynn Macau Ltd. (Hong Kong)	40,598	102

		988

Consumer Staples—33.7%
AmorePacific Corp. (South Korea)(2)	76	69
British American Tobacco Bangldesh Co., Ltd. (Bangladesh)	25,500	195
British American Tobacco plc Bhd (Malaysia)	3,400	54
Ceylon Tobacco Co., plc (Sri Lanka)	25,400	109
Coca-Cola Amatil Ltd. (Australia)	13,557	160
Colgate Palmolive India Ltd. (India)	3,500	65
Dabur India Ltd. (India)	35,653	67
Dairy Farm International Holdings Ltd. (Hong Kong)(2)	12,500	117
Emami Ltd. (India)(2)	14,047	90
GlaxoSmithKline Consumer Healthcare Ltd. (India)	1,500	72
Gudang Garam Tbk PT (Indonesia)	23,926	164
Guinness Anchor Bhd (Malaysia)	28,035	119
Hengan International Group Co., Ltd. (China)	4,491	42
Hindustan Unilever Ltd. (India)	14,000	107
ITC Ltd. (India)	74,775	283
LG Household & Health Care Ltd. (South Korea)(2)	434	184
Marico Bangladesh Ltd. (Bangladesh)	22,300	106
Nestle India Ltd. (India)	3,309	255
Nestle Malaysia Bhd (Malaysia)	5,400	96
Nestle Pakistan Ltd. (Pakistan)	2,885	115
Orion Corp. (South Korea)(2)	32	19
Pakistan Tobacco Co., Ltd. (Pakistan) (3)	98,316	61
Puregold Price Club, Inc. (Philippines)(2)	186,400	76

	SHARES	VALUE

Consumer Staples—(continued)
Tsingtao Brewery Co., Ltd. (China)	25,683	$142
Unilever Indonesia Tbk PT (Indonesia)	56,997	118
Unilever Pakistan Ltd. (Pakistan)	1,557	96
Want Want China Holdings Ltd. (China)	42,665	43
Woolworths Ltd. (Australia)	5,606	144

		3,168

Energy—1.0%
PTT Exploration & Production plc (Thailand)	18,500	96

Financials—11.8%
Bangkok Bank plc (Thailand)	10,400	54
Commercial Bank of Ceylon plc (Sri Lanka)	40,680	36
Delta Brac Housing Finance Corp., Ltd. (Bangladesh)(2)	92,000	103
Housing Development Finance Corp. (India)	26,445	325
Housing Development Finance Corp. Bank Ltd. (India)	36,255	291
Jammu & Kashmir Bank Ltd. (India)(2)	3,557	45
Mahindra & Mahindra Financial Services (India)	3,420	39
Oversea-Chinese Banking Corp., Ltd. (Singapore)	10,700	65
Public Bank Bhd (Malaysia)	19,300	82
QBE Insurance Group Ltd. (Australia)	2,973	39
Shriram Transport Finance Co., Ltd. (India)	3,374	27

		1,106

Health Care—2.2%
Glaxosmithkline Pharmaceuticals Ltd (India)	1,300	48
Kalbe Farma Tbk PT (Indonesia)	128,900	48
Lupin Ltd. (India)(2)	6,500	55
Sun Pharmaceutical Industries Ltd. (India)(2)	6,100	57

		208

Industrials—7.1%
Bharat Electronics Ltd. (India)(2)	1,971	50
Jardine Matheson Holdings Ltd. (Hong Kong)	1,818	86
Jardine Strategic Holdings Ltd. (Bermuda)	2,006	55
Jasa Marga Tbk PT (Indonesia)	34,900	16
Keells (John) Holdings plc (Sri Lanka)	157,233	235
S1 Corp. (South Korea)(2)	510	26
Singapore Airport Terminal Servises Ltd. (Singapore)	20,400	34
Taiwan Secom Co., Ltd. (Taiwan)	46,846	84

1

Virtus Greater Asia ex Japan Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Industrials—(continued)
UGL Ltd. (Australia)	6,400	$78

		664

Information Technology—4.4%
Baidu.com, Inc. Sponsored ADR (China)(2)	2,085	243
NHN Corp. (South Korea)(2)	601	110
Tata Consultancy Services Ltd. (India)	2,900	63

		416

Materials—3.0%
Asian Paints Ltd. (India)	1,300	63
Newcrest Mining Ltd. (Australia)	4,792	145
Semen Gresik (Persero) Tbk PT (Indonesia)	59,986	76

		284

Telecommunication Services—1.0%
China Mobile Ltd. (China)	10,011	98

Utilities—5.2%
CLP Holdings Ltd. (Hong Kong)	4,300	36
GAIL India Ltd. (India)(2)	8,400	61
Gujarat Gas Co., Ltd. (India)	3,400	23
Power Assets Holdings Ltd. (Hong Kong)	42,481	314
Power Grid Corp. of India Ltd. (India)(2)	28,600	54

		488

TOTAL COMMON STOCKS (Identified Cost $6,667)		7,516

TOTAL LONG TERM INVESTMENTS—79.9% (Identified cost $6,667)		7,516

SHORT-TERM INVESTMENTS—6.7%

Money Market Mutual Funds—6.7%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.050%)	627,053	627

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $627)		627

TOTAL INVESTMENTS—86.6% (Identified Cost $7,294)		8,143	(1)

Other assets and liabilities, net—13.4%		1,259

NET ASSETS—100.0%		$9,402

Abbreviations:
ADR American Depositary Receipt
plc Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus Greater Asia ex Japan Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

Country Weightings †

India	29%
Australia	8
Hong Kong	8
United States	8
China	7
South Korea	7
Malaysia	6
Other	27

Total	100%

† % of total investments as of December 31, 2011

3

Virtus Greater Asia ex Japan Opportunities Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs

Equity Securities:
Common Stocks	$7,516	$7,455	$61
Short-Term Investments	627	627	—

Total Investments	$8,143	$8,082	$61

There are no Level 2 (significant observable inputs) priced securities.

Virtus Greater Asia ex Japan Opportunities Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Common Stocks

Balance as of September 30, 2011:	$-

Accrued Discount/(Premium)	-

Realized Gain (Loss)	-

Change in Unrealized Appreciation (Depreciation)	-

Purchases	-

Sales(b)	-

Transfers Into Level 3 (a)	61

Transfers From Level 3 (a)	-

Balance as of December 31, 2011	$61

(a) “Transfers in and/or out” represent the ending value as of December 31, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

Virtus Greater European Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	SHARES
	SHARES	VALUE

COMMON STOCKS—96.1%

Consumer Discretionary—14.6%
Bureau Veritas SA (France)	2,610	$190
Compagnie Financiere Richemont SA (Switzerland)	525	27
Domino’s Pizza plc (United Kingdom)	21,607	135
Luxottica Group S.p.A (Italy)	3,600	101
LVMH Moet Hennessy Louis Vuitton S.A. (France)	400	57
Paddy Power plc (Ireland)	2,067	120
Pearson plc (United Kingdom)	8,002	150

		780

Consumer Staples—39.6%
Anheuser-InBev N.V. (Belgium)	4,216	258
British American Tobacco plc (United Kingdom)	5,318	252
Diageo plc (United Kingdom)	7,127	156
Groupe Danone S.A. (France)	1,148	72
Imperial Tobacco Group plc (United Kingdom)	4,177	158
L’Oreal S.A. (France)	725	76
Lindt & Spruengli AG (Switzerland)	11	33
Nestle S.A. Registered Shares (Switzerland)	4,109	236
Pernod-Ricard S.A. (France)	860	80
Philip Morris International, Inc. (United States)	3,294	258
Reckitt Benckiser Group plc (United Kingdom)	1,006	50
SABMiller plc (United Kingdom)	3,596	126
Tesco plc (United Kingdom)	16,677	104
Unilever N.V. (Netherlands)	7,521	259

		2,118

Energy—5.4%
BG Group plc (United Kingdom)	4,167	89
Core Laboratories N.V. (Netherlands)	918	105
Royal Dutch Shell plc A Shares (United Kingdom)	2,642	96

		290

Financials—4.0%
Admiral Group plc (United Kingdom)	4,602	61
Deutsche Boerse AG (Germany)(2)	1,306	69
Reinet Investments SCA (Luxembourg)(2)	4,746	84

		214

Health Care—14.1%
BioMerieux (France)	671	48

	SHARES	VALUE

Health Care—(continued)
Cie Generale D’optique Essilor International SA (France)	1,466	$104
Covidien plc (Ireland)	3,105	140
Fresenius Medical Care AG & Co. KGaA (Germany)	1,489	101
GlaxoSmithKline plc (United Kingdom)	2,365	54
Novartis AG Registered Shares (Switzerland)	1,679	96
Novo Nordisk A/S Class B (Denmark)	1,839	211

		754

Industrials—11.5%
Andritz AG (Austria)	1,196	99
Bunzl plc (United Kingdom)	5,279	73
Indutrade AB (Sweden)	3,218	86
Kuehne & Nagel International AG (Switzerland)	607	68
Orkla ASA (Norway)	16,225	121
Prosegur Cia de Seguridad SA (Spain)	1,701	74
Rolls-Royce Holdings plc (United Kingdom)	7,875	91
Rolls-Royce Holdings plc Class C (United Kingdom)(2)(3)	543,375	1

		613

Information Technology—2.7%
Accenture plc Class A (Ireland)	2,737	146

Materials—4.2%
Air Liquide SA (France)	1,033	128
Fresnillo plc (United Kingdom)	3,986	94

		222

TOTAL COMMON STOCKS (Identified Cost $4,132)		5,137

TOTAL LONG TERM INVESTMENTS—96.1% (Identified cost $4,132)		5,137

SHORT-TERM INVESTMENTS—2.2%

Money Market Mutual Funds—2.2%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.050%)	116,218	116

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $116)		116

1

Virtus Greater European Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—98.3% (Identified Cost $4,248)	5,253(1)

Other assets and liabilities, net—1.7%	91

NET ASSETS—100.0%	$5,344

Abbreviations:

AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
ASA	Allmennaksjeselskap a public limited company (Norway).
KGaA	Kommanditgesellschaft Auf Aktien a limited partnership on shares (Germany).
N.V.	Naamloze Vennootschap a public limited liability company (Netherlands).
plc	Public Limited Co.
SA or S.A.	Designates corporations in various countries.
S.C.A.	Société en commandite par actions. Luxembourg partnership limited by shares.
S.p.A.	Società delle azione unite (Joint Stock Corp. Italy).

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus Greater European Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	32%
France	14
Switzerland	9
Ireland	8
Netherlands	7
United States	7
Belgium	5
Other	18

Total	100%

† % of total investments as of December 31, 2011

3

Virtus Greater European Opportunities Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$5,137	$5,136	$1
Short-Term Investments	116	116	—
Total Investments	$5,253	$5,252	$1

There are no Level 2 (significant observable inputs) priced securities.

Virtus Greater European Opportunities Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Common Stocks

Balance as of September 30, 2011:	$-

Accrued Discount/(Premium)	-

Realized Gain (Loss)	-

Change in Unrealized Appreciation (Depreciation)	-	(c)

Purchases	1

Sales(b)	-

Transfers Into Level 3 (a)	-

Transfers From Level 3 (a)	-

Balance as of December 31, 2011	$1

(a) “Transfers in and/or out” represent the ending value as of December 31, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

(c) Amount less than $500.

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

FOREIGN GOVERNMENT SECURITIES—1.9%

Bolivarian Republic of Venezuela RegS 5.750%, 2/26/16(6)	$610		$480
Federative Republic of Brazil 10.250%, 1/10/28	1,100	BRL	672
Republic of Argentina PIK Interest Capitalization 8.280%, 12/31/33	760		559
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,718)			1,711

CORPORATE BONDS AND NOTES—92.9%

Consumer Discretionary—21.2%
Affinion Group, Inc. 11.500%, 10/15/15	1,025		899
AMC Entertainment, Inc. 9.750%, 12/1/20	905		864
Ameristar Casinos, Inc. 7.500%, 4/15/21	1,000		1,035
AutoNation, Inc. 6.750%, 4/15/18	115		121
Brown Shoe Co., Inc. 7.125%, 5/15/19	975		929
Cablevision Systems Corp. 8.000%, 4/15/20	430		463
Caesar’s Entertainment Operating Co., Inc. 10.000%, 12/15/18	645		445
CCO Holdings LLC / CCO Holdings Capital Corp. 6.500%, 4/30/21	295		300
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 8.625%, 11/15/17(2)	1,105		1,177
Cinemark USA, Inc. 8.625%, 6/15/19	670		732
CSC Holdings LLC 8.625%, 2/15/19	1,025		1,187
Dana Holding Corp. 6.750%, 2/15/21	730		752
Hanesbrands, Inc. 6.375%, 12/15/20	1,000		1,020
Jarden Corp. 7.500%, 5/1/17	415		442
Lamar Media Corp. Series C 6.625%, 8/15/15	125		128
Landry’s Holdings, Inc. 144A 11.500%, 6/1/14(2)	980		965
Levi Strauss & Co. 8.875%, 4/1/16	740		773
Peninsula Gaming LLC / Peninsula Gaming Corp. 10.750%, 8/15/17	920		968
Rent-A-Center, Inc. 6.625%, 11/15/20	245		248
Scientific Games International, Inc. 9.250%, 6/15/19	965		1,028
Seminole Indian Tribe of Florida 144A 7.750%, 10/1/17(2)	250		261
Service Corp. International 8.000%, 11/15/21	305		342
Sirius XM Satellite Radio, Inc. 144A 7.625%, 11/1/18(2)	920		971

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Spencer Spirit Holdings, Inc. / Spencer Gifts LLC / Spirit Halloween Superstores 144A 11.000%, 5/1/17(2)	$375	$368
UCI International, Inc. 8.625%, 2/15/19	960	936
United Artists Theatre Circuit, Inc.
Series BE-9 9.300%, 7/1/15(4)(5)	8	8
Series AW-0 9.300%, 7/1/15(4)(5)	1	1
Series BD-1 9.300%, 7/1/15(4)(5)	234	232
Series 95-A 9.300%, 7/1/15(4)(5)	217	215
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 144A 8.125%, 12/1/17(2)	720	764
Valassis Communication 6.625%, 2/1/21	885	828
Visteon Corp. 144A 6.750%, 4/15/19(2)	250	251

		19,653

Consumer Staples—5.7%
Ingles Markets, Inc. 8.875%, 5/15/17	500	544
B&G Foods, Inc. 7.625%, 1/15/18	300	320
Beverages & More, Inc. 144A 9.625%, 10/1/14(2)	1,085	1,107
Dole Food Co., Inc. 144A 8.000%, 10/1/16(2)	335	351
Michael Foods, Inc. 9.750%, 7/15/18	490	518
Pantry, Inc. (The) 7.750%, 2/15/14	900	898
Rite Aid Corp. 6.875%, 8/15/13	480	471
Tops Holding Corp. / Tops Markets LLC 10.125%, 10/15/15	1,000	1,050

		5,259

Energy—6.9%
Antero Resources Finance Corp. 144A 7.250%, 8/1/19(2)	500	515
Concho Resources, Inc. 6.500%, 1/15/22	500	525
Copano Energy LLC / Copano Energy Finance Corp. 7.125%, 4/1/21	470	477
Crosstex Energy LP / Crosstex Energy Finance Corp. 8.875%, 2/15/18	335	368
Linn Energy LLC / Linn Energy Finance Corp. 7.750%, 2/1/21	490	512
OGX Petroleo e Gas Participacoes SA 144A 8.500%, 6/1/18(2)	750	743
Petrohawk Energy Corp. 7.250%, 8/15/18	840	949
Petroleos de Venezuela SA 8.500%, 11/2/17	600	454
Precision Drilling Corp. 6.625%, 11/15/20	500	514
Sandridge Energy, Inc. 8.750%, 1/15/20	840	871

1

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)
SESI LLC 6.375%, 5/1/19	$500	$511

		6,439

Financials—17.1%
Ally Financial, Inc. 0.000%, 6/15/15	2,000	1,485
Avis Budget Car Rental Llc / Avis Budget Finance Inc 9.750%, 3/15/20	1,000	1,032
CIT Group, Inc. 7.000%, 5/1/17	1,225	1,227
CNL Lifestyles Properties 7.250%, 4/15/19	500	465
Developers Diversified Realty Corp. 7.875%, 9/1/20	195	218
Dycom Investments, Inc. 7.125%, 1/15/21	1,000	1,015
E*Trade Financial Corp.
7.875%, 12/1/15	600	606
6.750%, 6/1/16	430	419
Felcor Lodging LP 6.750%, 6/1/19	1,000	965
Ford Motor Credit Co. LLC 5.000%, 5/15/18	1,380	1,387
GFI Group, Inc. 8.375%, 7/19/18	1,000	890
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 8.000%, 1/15/18	1,200	1,254
Intelsat Jackson Holdings SA 7.250%, 10/15/20	980	995
International Lease Finance Corp.
8.750%, 3/15/17	715	738
6.250%, 5/15/19	455	421
Oppenheimer Holdings, Inc. 8.750%, 4/15/18	1,130	1,054
Regions Financial Corp. RegS 5.750%, 6/15/15(6)	545	520
SLM Corp. 8.450%, 6/15/18	555	572
UPCB Finance V Ltd. 7.250%, 11/15/21(2)	250	254
Ventas Realty LP / Ventas Capital Corp. Series 1 6.500%, 6/1/16	155	160
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 144A 7.748%, 2/2/21(2)	200	172

		15,849

Health Care—5.5%
Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp. 7.750%, 2/15/19	465	458
Biomet, Inc. 11.625%, 10/15/17	790	861
Davita, Inc.
6.375%, 11/1/18	195	200
6.625%, 11/1/20	615	635
Grifols, Inc. 8.250%, 2/1/18	500	527
HCA, Inc.

	PAR VALUE	VALUE

Health Care—(continued)
8.500%, 4/15/19	$285	$314
7.500%, 2/15/22	410	420
Health Management Associates, Inc. 144A 7.375%, 1/15/20(2)	250	261
Kinetic Concepts, Inc./ KCI USA, Inc. 144A 10.500%, 11/1/18(2)	250	246
Tenet Healthcare Corp. 144A 6.250%, 11/1/18(2)	250	255
Valeant Pharmaceuticals International, Inc. 144A 7.250%, 7/15/22(2)	905	882

		5,059

Industrials—9.3%
Allison Transmission, Inc. 144A 7.125%, 5/15/19(2)	975	960
American Standard Americas 144A 10.750%, 1/15/16(2)	495	297
ARAMARK Corp.
8.500%, 2/1/15	265	273
144A PIK 8.625%, 5/1/16(2)	750	776
B-Corp Merger Sub, Inc. 144A 8.250%, 6/1/19(2)	1,000	945
Briggs & Stratton Corp. 6.875%, 12/15/20	155	160
Cenveo Corp. 7.875%, 12/1/13	1,085	857
CHC Helicopter S,A. 144A 9.250%, 10/15/20(2)	280	253
Delta Air Lines, Inc. Pass-Through-Trust 02-1, G1 6.718%, 1/2/23	325	320
DynCorp International, Inc. 10.375%, 7/1/17	1,110	971
GeoEye, Inc. 8.625%, 10/1/16	205	212
Gibraltar Industries, Inc. Series B 8.000%, 12/1/15	990	995
Iron Mountain, Inc. 7.750%, 10/1/19	435	462
L-3 Communications Corp. Series B, 6.375%, 10/15/15	80	82
U.S. Airways Pass-Through-Trust 99-1A 8.360%, 1/20/19	355	352
Valmont Industries, Inc. 6.625%, 4/20/20	635	736

		8,651

Information Technology—8.3%
CommScope, Inc. 144A 8.250%, 1/15/19(2)	950	955
CoreLogic, Inc. 144A 7.250%, 6/1/21(2)	1,000	963
Digicel Ltd. 144A 8.250%, 9/1/17(2)	825	837
Earthlink, Inc. 8.875%, 5/15/19	770	712
Equinix, Inc. 7.000%, 7/15/21	750	791
First Data Corp. 11.250%, 3/31/16	1,000	835
Lender Processing Services, Inc. 8.125%, 7/1/16	1,370	1,353

2

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—(continued)
Seagate HDD Cayman 144A 7.000%, 11/1/21(2)	$500	$515
Sensata Technologies, Inc. 144A 6.500%, 5/15/19(2)	250	248
SunGard Data Systems, Inc. 10.250%, 8/15/15	475	495

		7,704

Materials—6.3%
AEP Industries, Inc. 8.250%, 4/15/19	250	255
American Rock Salt Co. LLC 144A 8.250%, 5/1/18(2)	1,000	965
Cascades, Inc. 7.875%, 1/15/20	880	858
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 4/1/17	615	654
Ineos Group Holdings plc 144A 8.500%, 2/15/16(2)	280	224
Polypore International, Inc. 7.500%, 11/15/17	500	520
Reynolds Group Holdings, Inc. / Reynolds Group Issuer LLC 144A 8.250%, 2/15/21(2)	825	734
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(2)	500	431
Solutia, Inc. 7.875%, 3/15/20	920	1,005
Taseko Mines Ltd. 7.750%, 4/15/19	165	150

		5,796

Telecommunication Services—10.0%
Crown Castle International Corp. 7.125%, 11/1/19	555	602
Echostar Holding Corp. / Echostar Corp. 144A 7.625%, 6/15/21(2)	250	264
Frontier Communications Corp. 8.125%, 10/1/18	585	592
GCI, Inc. 8.625%, 11/15/19	1,130	1,205
Goodman Networks, Inc. 144A 12.125%, 7/1/18(2)	900	862
ITC DeltaCom, Inc. 10.500%, 4/1/16	845	868
MetroPCS Wireless, Inc. 6.625%, 11/15/20	570	533
NII Capital Corp. 7.625%, 4/1/21	750	748
PAETEC Holding Corp. 9.875%, 12/1/18	1,020	1,127
Virgin Media Finance plc 8.375%, 10/15/19	250	276
West Corp. 7.875%, 1/15/19	1,030	1,028
Windstream Corp.
8.125%, 9/1/18	95	102
7.000%, 3/15/19	750	761
7.750%, 10/15/20	250	260

		9,228

Utilities—2.6%
Calpine Corp.

	PAR VALUE	VALUE

Utilities—(continued)
144A 7.875%, 7/31/20(2)	$245	$265
144A 7.500%, 2/15/21(2)	490	527
NRG Energy, Inc. 8.250%, 9/1/20	805	813
Texas Competitive Electric Holdings Co. LLC / Texas Competitive Holdings Finance, Inc. 144A 11.500%, 10/1/20(2)	990	845

		2,450

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $85,232)		86,088

LOAN AGREEMENTS(3)—2.7%

Consumer Discretionary—0.5%
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	299	283
Transtar Industries, Inc. Tranche 2, 10.250%, 12/21/17	200	200

		483

Consumer Staples—1.1%
Roundy’s Supermarkets, Inc. Tranche 2, 10.000%, 4/16/16	1,000	1,003

Financials—0.7%
iStar Financial, Inc. Tranche A-2 5.000%, 6/30/14	375	364
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	300	262

		626

Telecommunication Services—0.4%
Level 3 Communications, Inc. Tranche A, 2.650%, 3/13/14	400	384

TOTAL LOAN AGREEMENTS (Identified Cost $2,547)		2,496

	SHARES	VALUE

PREFERRED STOCK—0.4%

Financials—0.4%
GMAC Capital Trust I 8.125%	20,800	402

TOTAL PREFERRED STOCK (Identified Cost $520)		402

TOTAL LONG TERM INVESTMENTS—97.9% (Identified cost $90,017)		90,697

3

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

SHORT-TERM INVESTMENTS—2.0%

Money Market Mutual Funds—2.0%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.110%)	1,870,580	$1,871

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,871)		1,871

TOTAL INVESTMENTS—99.9% (Identified Cost $91,888)		92,568	(1)

Other assets and liabilities, net—0.1%		77

NET ASSETS—100.0%		$92,645

Abbreviations:
OJSC Open Joint Stock Company (Russia)
PIK Payment-in-Kind Security
plc Public Limited Co.

Foreign Currencies:
BRL Brazilian Real

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, these securities amounted to a value of $21,409 or 23.1% of net assets.

(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2011.
(4)	Illiquid security.
(5)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(6)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

4

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	89%
Canada	2
Bermuda	1
Brazil	1
Cayman Islands	1
Luxembourg	1
Venezuela	1
Other	4
Total	100%

† % of total investments as of December 31, 2011

5

Virtus High Yield Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Debt Securities:
Corporate Bonds And Notes	$86,088	$—	$85,632	$456
Foreign Government Securities	1,711	—	1,711	—
Loan Agreements	2,496	—	2,496	—
Equity Securities:
Preferred Stock	402	—	402	—
Short-Term Investments	1,871	1,871	—	—

Total Investments	$92,568	$1,871	$90,241	$456

Virtus High Yield Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Corporate Bonds And Notes

Balance as of September 30, 2011:	$511

Accrued Discount/(Premium)	- (c)

Realized Gain (Loss)	(4,800)

Change in Unrealized Appreciation (Depreciation)	4,887

Purchases	-

Sales(b)	(142)

Transfers Into Level 3 (a)	-

Transfers From Level 3 (a)	-

Balance as of December 31, 2011	$456

(a) “Transfers in and/or out” represent the ending value as of December 31, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

(c) Amount less than $500.

Virtus International Equity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—95.9%

Consumer Discretionary—5.6%
adidas AG (Germany)	2,280	$148
British Sky Broadcasting Group plc (United Kingdom)	15,700	179
Casio Computer Co., Ltd. (Japan)	30,800	187
Reed Elsevier N.V. (Netherlands)	26,620	310
Sumitomo Rubber Industries Ltd. (Japan)	18,800	226

		1,050

Consumer Staples—11.2%
British American Tobacco plc (United Kingdom)	4,200	199
Colruyt SA (Belgium)	9,310	352
Nestle S.A. Registered Shares (Switzerland)	10,180	585
Swedish Match AB (Sweden)	5,540	197
Tesco plc (United Kingdom)	29,300	184
Unilever N.V. (Netherlands)	6,222	214
Woolworths Ltd. (Australia)	13,420	345

		2,076

Energy—10.3%
BP plc (United Kingdom)	26,800	192
CNOOC Ltd. (Hong Kong)	141,000	246
Royal Dutch Shell plc A Shares (United Kingdom)	10,340	377
Royal Dutch Shell plc B Shares (United Kingdom)	8,000	305
Sakari Resources Ltd. (Singapore)	46,000	65
Total SA (France)	10,000	511
Woodside Petroleum Ltd. (Australia)	6,710	210

		1,906

Financials—9.6%
Hang Seng Bank Ltd. (Hong Kong)	26,000	309
Legal & General Group plc (United Kingdom)	121,900	195
Malayan Banking Bhd (Malaysia)	106,545	288
QBE Insurance Group Ltd. (Australia)	25,780	341
Tokyu REIT, Inc. (Japan)	47	236
United Overseas Bank Ltd. (Singapore)	14,200	167
Zurich Financial Services AG (Switzerland)(2)	1,090	247

		1,783

Health Care—11.3%
GlaxoSmithKline plc (United Kingdom)	11,800	269
Novartis AG Registered Shares (Switzerland)	8,530	488

	SHARES	VALUE

Health Care—(continued)
Roche Holding AG (Switzerland)	3,350	$568
Sanofi-Aventis S.A. (France)	5,280	388
Teva Pharmaceutical Industries Ltd. (Israel)	9,437	380

		2,093

Industrials—10.2%
Brambles Ltd. (Australia)	40,000	293
ComfortDelgro Corp., Ltd. (Singapore)	167,000	182
Deutsche Post AG Registered Shares (Germany)	13,955	214
Koninklijke Vopak N.V. (Netherlands)	1,930	102
Legrand SA (France)	6,210	200
Makita Corp. (Japan)	5,900	191
Mitsubishi Electric Corp. (Japan)	24,000	230
Panalpina Welttransport Holding AG Registered Shares (Switzerland)(2)	1,310	134
Rolls-Royce Holdings plc Class C (United Kingdom)(2)(3)	793,500	1
Schindler Holding AG (Switzerland)	1,003	117
Toyota Tsusho Corp. (Japan)	13,000	230

		1,894

Information Technology—9.5%
Advantech Co., Ltd (Taiwan)	61,000	169
ASM Pacific Technology Ltd. (Hong Kong)	18,600	209
Computershare Ltd. (Australia)	30,600	250
Media Tek, Inc. (Taiwan)	11,000	101
Nintendo Co., Ltd. (Japan)	900	124
SAP AG (Germany)	4,800	254
Venture Corp., Ltd. (Singapore)	22,000	105
VTech Holdings Ltd. (Hong Kong)	24,000	240
Wincor Nixdorf AG (Germany)	7,002	313

		1,765

Materials—9.0%
Air Liquide SA (France)	2,600	322
CRH plc (Ireland)(2)	11,000	219
Fuchs Petrolub AG (Germany)	4,693	205
Givaudan SA Registered Shares (Switzerland)(2)	116	110
Lafarge Malayan Cement Bhd (Malaysia)	79,800	176
Rio Tinto Ltd. (Australia)	2,330	144
Shin-Etsu Chemical Co., Ltd. (Japan)	3,400	167
Symrise AG (Germany)	7,784	208
Syngenta AG Registered Shares (Switzerland)(2)	400	117

		1,668

1

Virtus International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Telecommunication Services—13.8%
Belgacom SA (Belgium)	6,940	$218
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)	77,446	142
Chunghwa Telecom Co., Ltd. (Taiwan)	75,600	250
Koninklijke KPN N.V. (Netherlands)	26,120	312
StarHub Ltd. (Singapore)	86,900	195
Telefonica S.A. (Spain)(2)	20,710	359
Telekom Malaysia Bhd (Malaysia)	167,800	262
Telenor ASA (Norway)	11,020	181
Telstra Corp., Ltd. (Australia)	82,000	279
Vodafone Group plc (United Kingdom)	133,500	371

		2,569

Utilities—5.4%
National Grid plc (United Kingdom)	22,100	215
Power Assets Holdings Ltd. (Hong Kong)	55,000	407
Scottish & Southern Energy plc (United Kingdom)	9,000	180
United Utilities Group plc (United Kingdom)	20,500	193

		995

TOTAL COMMON STOCKS (Identified Cost $18,367)		17,799

TOTAL LONG TERM INVESTMENTS—95.9% (Identified cost $18,367)		17,799

SHORT-TERM INVESTMENTS—4.3%

Money Market Mutual Funds—4.3%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.050%)	804,011	804

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $804)		804

TOTAL INVESTMENTS—100.2% (Identified Cost $19,171)	18,603(1)
Other assets and liabilities, net—(0.2)%	(36)

NET ASSETS—100.0%	$18,567

Abbreviations:

AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
ASA	Allmennaksjeselskap a public limited company (Norway).
N.V.	Naamloze Vennootschap a public limited liability company (Netherlands).
plc	Public Limited Co.
REIT	Real Estate Investment Trust
SA or S.A	Designates corporations in various countries.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

At December 31, 2011, the Fund had entered into forward currency contracts as follows (reported in 000’s):
Contracts to Receive		In Exchange for		Counterparty	Settlement Date	Value	Unrealized Appreciation (Depreciation)
AUD	200	USD	210	BNY Mellon	1/24/12	$204	$(6)
AUD	260	USD	262	BNY Mellon	1/24/12	$265	$3

							(3)

Contracts to Sell		In Exchange for		Counterparty	Settlement Date	Value	Unrealized Appreciation (Depreciation)
AUD	2,100	USD	2,171	BNY Mellon	1/24/12	$2,141	$30
AUD	200	USD	205	BNY Mellon	1/24/12	$204	$1

							31

AUD Australian Dollar USD United States Dollar							28

2

Virtus International Equity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	15%
Switzerland	13
Australia	10
France	8
Hong Kong	8
Japan	8
Germany	7
Other	31
Total	100%
† % of total investments as of December 31, 2011

3

Virtus International Equity Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Equity Securities:
Common Stocks	$17,799	$17,798	$—	$1
Short-Term Investments	804	804	—	—

Total Investments	$18,638	$18,602	$—	1

Other Financial Instruments:
Forward Currency Contracts	$28	$—	$28	$—

Virtus International Equity Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Common Stocks

Balance as of September 30, 2011:	$-

Accrued Discount/(Premium)	-

Realized Gain (Loss)	-

Change in Unrealized Appreciation (Depreciation)	-	(c)

Purchases	1

Sales(b)	-

Transfers Into Level 3 (a)	-

Transfers From Level 3 (a)	-

Balance as of December 31, 2011	$1

(a) “Transfers in and/or out” represent the ending value as of December 31, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

(c) Amount less than $500.

Virtus International Real Estate Securities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—107.8%

Australia—25.0%
BGP Holdings plc(2)(3)(4)	588,920	$0
CFS Retail Property Trust	189,052	326
Dexus Property Group	807,415	686
Goodman Group	1,547,280	902
Westfield Group	276,673	2,210
Westfield Retail Trust	360,173	917

		5,041

Canada—13.2%
Allied Properties Real Estate Investment Trust	9,415	234
Brookfield Properties Corp.	53,750	843
Canadian Real Estate Investment Trust	9,995	347
Cominar Real Estate Investment Trust	4,615	100
First Capital Realty, Inc.	20,535	349
RioCan Real Estate Investment Trust	30,550	792

		2,665

Finland—0.6%
Citycon Oyj	37,800	113

France—12.3%
Fonciere Des Regions	3,085	198
Klepierre	15,824	451
Societe Immobiliere de Location Pour L’industrie Et Le Commerce	3,032	294
Unibail-Rodamco	8,565	1,540

		2,483

Germany—0.9%
GSW Immobilien AG(2)	6,000	174

Hong Kong—8.2%
Hongkong Land Holdings Ltd.	199,100	904
Link (The)	205,441	756

		1,660

Italy—1.9%
Beni Stabili SpA	838,257	375

Japan—8.4%
AEON Mall Co., Ltd.	29,830	633
Japan Prime Realty Investment Corp.	97	229
Japan Real Estate Investment Corp.	44	343

	SHARES	VALUE

Japan—(continued)
Nippon Building Fund, Inc.	59	$483

		1,688

Netherlands—4.4%
Corio N.V.	14,940	650
Eurocommercial Properties N.V.	7,597	241

		891

Norway—2.3%
Norwegian Property ASA	378,600	466

Singapore—7.1%
CapitaCommercial Trust	212,400	173
CapitaMall Trust	129,650	170
CapitaRetail China Trust	259,725	230
Global Logistic Properties Ltd.(2)	379,500	513
Mapletree Logistics Trust	526,544	343

		1,429

Sweden—2.9%
Castellum AB	27,866	345
Fabege AB	31,800	249

		594

Switzerland—0.5%
PSP Swiss Property AG	1,191	100

United Kingdom—20.1%
Big Yellow Group plc	164,361	626
British Land Co. plc	80,105	575
Derwent London plc	11,646	282
Great Portland Estates plc	21,118	106
Hammerson plc	112,809	631
Land Securities Group plc	93,085	919
Safestore Holdings plc	278,876	433
SEGRO plc	153,157	496

		4,068

TOTAL COMMON STOCKS (Identified Cost $20,249)		21,747

TOTAL LONG TERM INVESTMENTS—107.8% (Identified cost $20,249)		21,747

1

Virtus International Real Estate Securities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

SHORT-TERM INVESTMENTS—1.1%

Money Market Mutual Funds—1.1%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.050%)	227,351		$227

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $227)			227

TOTAL INVESTMENTS—108.9% (Identified Cost $20,476)			21,974	(1)

Other assets and liabilities, net—(8.9)%			(1,794)

NET ASSETS—100.0%		$	20,180

Abbreviations:
AB	AktieBolag. The Swedish equivalent for “Inc.”, “Corp.”, “Ltd.” etc.
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
ASA	Allmennaksjeselskap a public limited company (Norway).
N.V.	Naamloze Vennootschap a public limited liability company (Netherlands).
plc	Public Limited Co.

Footnote Legend:
(1)	Federal Income Tax Information : For tax information at December 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus International Real Estate Securities Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs

Equity Securities:
Common Stocks	$21,747	$21,747	$0(1)
Short-term Investments	227	227	—

Total Investments	$21,974	$21,974	$0(1)

There are no Level 2 (significant observable inputs) priced securities.

(1) Level 3 Common Stock valued at zero at the beginning and end of period.

Virtus Market Neutral Fund

SCHEDULE OF INVESTMENTS

AND

SECURITIES SOLD SHORT

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.3%

Consumer Discretionary—19.6%
Abercrombie & Fitch Co. Class A	2,370	$116
Amazon.com, Inc.(2)(6)	1,410	244
Bally Technologies, Inc.(2)	2,980	118
Daimler AG Registered Shares	2,790	122
Dick’s Sporting Goods, Inc.	4,120	152
Esprit Holdings Ltd.	54,524	70
Focus Media Holding Ltd. ADR(2)	16,060	313
Inchcape plc	31,410	143
International Game Technology	8,370	144
Jack in the Box, Inc.(2)(6)	7,660	160
Kingfisher plc	52,670	205
Limited Brands, Inc.(6)	4,410	178
Liz Claiborne, Inc.(2)(6)	38,540	333
Lowe’s Cos., Inc.	11,760	298
Macy’s, Inc.(6)	6,420	207
Melco PBL Entertainment Ltd. ADR(2)	49,890	480
Michael Kors Holdings Ltd.	5,960	162
Newell Rubbermaid, Inc.	34,090	551
Omnicom Group, Inc.	3,950	176
Phillips-Van Heusen Corp.	6,520	460
Shuffle Master, Inc.(2)	13,010	152
Skechers U.S.A., Inc. Class A(2)(6)	6,240	76
Toyoda Gosei Co., Ltd.	11,900	190
Viacom, Inc. Class B	4,830	219
Warnaco Group, Inc. (The)(2)(6)	2,250	113
Williams-Sonoma, Inc.(6)	5,970	230

		5,612

Consumer Staples—13.6%
Carrefour S.A.	8,400	191
China Agri-Industries Holdings Ltd.	488,000	371
Coca-Cola Amatil Ltd.	26,330	310
Coca-Cola Enterprises, Inc.(6)	8,560	221
ConAgra Foods, Inc.(6)	8,800	232
CVS Caremark Corp.	2,810	115
Energizer Holdings, Inc.(2)	3,920	304
Estee Lauder Cos., Inc. (The) Class A(6)	2,020	227
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR(6)	5,800	404
Kirin Brewery Co., Ltd.	18,000	219

	SHARES	VALUE

Consumer Staples—(continued)
Kraft Foods, Inc. Class A(6)	9,720	$363
Ralcorp Holdings, Inc.(2)	2,090	179
Toyo Suisan Kaisha Ltd.	8,000	194
Unilever N.V.	12,400	426
Unilever plc Sponsored ADR	3,880	130

		3,886

Energy—9.2%
Cabot Oil & Gas Corp.(6)	2,950	224
Cameron International Corp.(2)	2,470	122
China Coal Energy Co., Ltd.	125,000	135
Ensco International plc Sponsored ADR	3,960	186
EOG Resources, Inc.	1,440	142
EQT Corp.(6)	6,330	347
National Oilwell Varco, Inc.	1,860	126
Occidental Petroleum Corp.(6)	1,870	175
Petroleo Brasileiro S.A. ADR	6,860	170
Pioneer Natural Resources Co.(6)	5,110	457
SandRidge Energy, Inc.(2)(6)	20,450	167
Schlumberger Ltd.(6)	3,360	230
Tesco Corp.(2)	3,810	48
TGS Nopec Geophysical Co., ASA	4,830	107

		2,636

Financials—11.7%
Ameriprise Financial, Inc.	3,520	175
Banco Santander Brasil S.A. ADR(6)	12,250	100
CBOE Holdings, Inc.(6)	5,926	153
City National Corp.	4,070	180
Comerica, Inc.	14,700	379
Fidelity National Financial, Inc. Class A(6)	9,990	159
Fifth Third Bancorp(6)	23,610	300
Gallagher (Arthur J.) & Co.	7,730	259
Hartford Financial Services Group, Inc. (The)(6)	11,460	186
Muenchener Rueckversicherungs-Gesellschaft AG Registered Shares	1,570	193
NASDAQ OMX Group, Inc. (The)(2)(6)	6,510	160
Nelnet, Inc. Class A	7,880	193
Public Storage	1,260	169
SEI Investments Co.	9,650	167
Wells Fargo & Co.(6)	7,920	218
Willis Group Holdings plc	6,340	246

1

Virtus Market Neutral Fund

SCHEDULE OF INVESTMENTS

AND

SECURITIES SOLD SHORT (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Financials—(continued)
Zions Bancorp	6,540	$106

		3,343

Health Care—15.0%
Alexion Pharmaceuticals, Inc.(2)(6)	1,200	86
Align Technology, Inc.(2)(6)	10,910	259
Amarin Corp. plc ADR(2)(6)	6,630	50
Biogen Idec, Inc.(2)	1,290	142
CareFusion Corp.(2)(6)	7,350	187
Celgene Corp.(2)	1,770	120
CIGNA Corp.	3,450	145
Covidien plc(6)	4,150	187
Cubist Pharmaceuticals, Inc.(2)	3,880	154
Emergent Biosolutions, Inc.(2)(6)	11,300	190
Gerresheimer AG	4,860	203
Hanger Orthopedic Group, Inc.(2)(6)	8,660	162
Idenix Pharmaceuticals, Inc.(2)(6)	14,460	108
McKesson Corp.(6)	2,630	205
Medicis Pharmaceutical Corp. Class A	3,380	112
Mitsubishi Tanabe Pharma Corp.	13,100	207
Omnicare, Inc.	4,540	156
Pfizer, Inc.(6)	6,770	146
Salix Pharmaceuticals Ltd.(2)	2,410	115
Sanofi-Aventis S.A.	2,620	192
Sanofi-Aventis S.A. ADR(6)	4,100	150
Smith & Nephew plc	25,290	246
St. Jude Medical, Inc.(6)	4,280	147
SXC Health Solutions Corp.(2)	1,530	86
Vertex Pharmaceuticals, Inc.(2)(6)	2,960	98
Watson Pharmaceuticals, Inc.(2)	3,700	223
WuXi PharmaTech Cayman, Inc. ADR(2)	20,110	222

		4,298

Industrials—8.1%
BAE Systems plc	54,713	242
Dover Corp.	4,000	232
Eaton Corp.	3,890	169
Finmeccanica S.p.A	8,590	32
IDEX Corp.(6)	5,360	199
Kamigumi Co. Ltd.	18,000	155
Oshkosh Corp.(2)	10,650	228
Precision Castparts Corp.	1,040	172
Roper Industries, Inc.	3,250	282

	SHARES	VALUE

Industrials—(continued)
Spirit Aerosystems Holdings, Inc. Class A(2)(6)	12,900	$268
TrueBlue, Inc.(2)(6)	15,680	218
United Technologies Corp.(6)	1,440	105

		2,302

Information Technology—15.6%
Alliance Data Systems Corp.(2)(6)	2,930	304
Apple, Inc.(2)(6)	190	77
AU Optronics Corp. Sponsored ADR	27,760	120
Cognizant Technology Solutions Corp. Class A(2)	2,300	148
Cypress Semiconductor Corp.	4,480	76
DealerTrack Holdings, Inc.(2)(6)	9,210	251
Electronic Arts, Inc.(2)(6)	22,440	462
Equinix, Inc.(2)	2,830	287
F5 Networks, Inc.(2)	550	58
Informatica Corp.(2)(6)	5,770	213
Mentor Graphics Corp.(2)	18,540	252
Microsemi Corp.(2)(6)	12,710	213
Motorola Mobility Holdings, Inc.(2)	947	37
NetApp, Inc.(2)	3,480	126
QUALCOMM, Inc.(6)	6,190	339
Ricoh Co. Ltd.	22,000	192
Riverbed Technology, Inc.(2)(6)	2,210	52
SanDisk Corp.(2)	1,530	75
Siliconware Precision Industries Co. Sponsored ADR(6)	52,600	229
Teradata Corp.(2)(6)	3,059	148
Velti plc(2)	21,800	148
Visa, Inc. Class A(6)	4,180	425
Vishay Intertechnology, Inc.(2)	9,030	81
VMware, Inc. Class A(2)	720	60
Western Digital Corp.(2)	2,950	91

		4,464

Materials—1.8%
Alcoa, Inc.(6)	26,160	226
China Vanadium Titano - Magnetite Mining Co., Ltd.	368,000	72
Monsanto Co.	1,960	138
Yingde Gases Group Co., Ltd.	77,500	79

		515

2

Virtus Market Neutral Fund

SCHEDULE OF INVESTMENTS

AND

SECURITIES SOLD SHORT (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Telecommunication Services—1.9%
Frontier Communications Corp.(6)	36,730	$189
Telefonica Moviles S.A.(3)(4)(6)	1,400	0(5)
VimpelCom Ltd. ADR	15,260	145
Vodafone Group plc Sponsored ADR	7,380	207

		541

Utilities—2.8%
Companhinia Paranaense de Energia ADR(6)	14,550	305
E.ON AG	4,570	99
Great Plains Energy, Inc.	5,240	114
Hawaiian Electric Industries, Inc.	6,100	161
Tokyo Gas Co., Ltd.	28,000	129

		808

TOTAL COMMON STOCKS (Identified Cost $28,270)		28,405

TOTAL LONG TERM INVESTMENTS—99.3% (Identified cost $28,270)		28,405

TOTAL INVESTMENTS—99.3% (Identified Cost $28,270)		28,405(1)
SECURITIES SOLD SHORT—(97.7)% (Proceeds ($28,892))		(27,953)

Other assets and liabilities, net—98.4%		28,151

NET ASSETS—100.0%		$28,603

SECURITIES SOLD SHORT—97.7%

COMMON STOCKS SOLD SHORT—(97.7)%

Consumer Discretionary—(16.7)%
Anta Sports Products Ltd.	(187,000)	(222)
Bayerische Motoren Werke AG	(2,420)	(162)
Best Buy Co., Inc.	(9,640)	(225)
Brown Shoe Co., Inc.	(8,880)	(79)
Carpetright plc	(50,410)	(376)
Coach, Inc.	(10,860)	(663)
Gap, Inc. (The)	(11,020)	(204)
Harley-Davidson, Inc.	(7,350)	(286)
Kohl’s Corp.	(4,080)	(201)
Li & Fung Ltd.	(210,000)	(389)
NGK Spark Plug Co., Ltd.	(17,000)	(211)
Penney (J.C.) Co., Inc.	(20,730)	(729)
Red Robin Gourmet Burgers, Inc.	(3,150)	(87)

	SHARES	VALUE

Consumer Discretionary—(continued)
Sonic Corp.	(10,630)	$(71)
Thomson Reuters Corp.	(12,770)	(341)
Walt Disney Co. (The)	(6,930)	(260)
Wynn Resorts Ltd.	(2,340)	(259)

		(4,765)

Consumer Staples—(15.1)%
Asahi Breweries Ltd.	(11,200)	(246)
Casino Guichard Perrachon S.A.	(2,500)	(211)
Church & Dwight Co., Inc.	(4,980)	(228)
Colgate-Palmolive Co.	(1,670)	(154)
Dr. Pepper Snapple Group, Inc.	(4,090)	(161)
Flowers Foods, Inc.	(14,570)	(277)
Green Mountain Coffee Roasters, Inc.	(3,840)	(172)
Hormel Foods Corp.	(10,868)	(318)
Kellogg Co.	(5,960)	(301)
Kimberly-Clark de Mexico S.A.B. de C.V. ADR	(6,400)	(170)
Lindt & Spruengli AG	(121)	(360)
Metcash Ltd.	(22,730)	(94)
Pernod-Ricard S.A.	(2,717)	(252)
Safeway, Inc.	(6,820)	(143)
SYSCO Corp.	(7,490)	(220)
Tingyi Cayman Islands Holding Corp.	(124,000)	(377)
Wal-Mart de Mexico S.A.B de C.V. Sponsored ADR	(8,800)	(241)
Walgreen Co.	(6,720)	(222)
Woolworths Ltd.	(6,730)	(173)

		(4,320)

Energy—(8.3)%
Arch Coal, Inc.	(6,380)	(93)
Barrett (Bill) Corp.	(8,060)	(275)
Basic Energy Services, Inc.	(3,250)	(64)
Bourbon S.A.	(3,425)	(94)
CNOOC Ltd. ADR	(980)	(171)
Comstock Resources, Inc.	(12,440)	(190)
ConocoPhillips	(3,020)	(220)
EnCana Corp.	(15,100)	(280)
EXCO Resources, Inc.	(11,210)	(117)
Forest Oil Corp.	(25,510)	(346)
Murphy Oil Corp.	(3,000)	(167)
Seadrill Ltd.	(7,330)	(243)

3

Virtus Market Neutral Fund

SCHEDULE OF INVESTMENTS

AND

SECURITIES SOLD SHORT (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Energy—(continued)
Yanzhou Coal Mining Co., Ltd. Class H	(52,000)	$(111)

		(2,371)

Financials—(12.3)%
Banco Bradesco S.A. Sponsored ADR	(7,280)	(121)
First Republic Bank/San Francisco CA	(5,660)	(173)
Goldman Sachs Group, Inc. (The)	(1,540)	(139)
Hannover Rueckversicherung AG Registered Shares	(5,210)	(258)
Hanover Insurance Group, Inc. (The)	(6,490)	(227)
Huntington Bancshares, Inc.	(86,100)	(473)
Legg Mason, Inc.	(8,190)	(197)
New York Community Bancorp, Inc. Class A	(29,930)	(370)
Progressive Corp. (The)	(6,960)	(136)
Prosperity Bancshares, Inc.	(5,380)	(217)
SunTrust Banks, Inc.	(6,830)	(121)
TFS Financial Corp.	(44,140)	(396)
Trustmark Corp.	(10,540)	(256)
Valley National Bancorp	(19,475)	(241)
Westamerica Bancorp	(4,350)	(191)

		(3,516)

Health Care—(13.9)%
Acorda Therapeutics, Inc.	(5,520)	(132)
AMAG Pharmaceuticals, Inc.	(4,970)	(94)
Ansell Ltd.	(19,150)	(285)
AstraZeneca plc Sponsored ADR	(2,680)	(124)
Bard (C.R.), Inc.	(690)	(59)
Becton, Dickinson & Co.	(1,360)	(102)
CONMED Corp.	(6,840)	(175)
Covance, Inc.	(4,420)	(202)
DENTSPLY International, Inc.	(3,390)	(119)
Edwards Lifesciences Corp.	(3,660)	(259)
Eisai Co., Ltd.	(10,850)	(449)
Genomic Health, Inc.	(9,040)	(229)
H Lundbeck A/S	(5,490)	(103)
Haemonetics Corp.	(3,330)	(204)
Integra LifeSciences Holdings Corp.	(5,700)	(176)
Invacare Corp.	(7,450)	(114)
Lincare Holdings, Inc.	(5,940)	(153)
Mettler-Toledo International, Inc.	(970)	(143)
Novo Nordisk A/S Sponsored ADR	(3,308)	(381)
Regeneron Pharmaceuticals, Inc.	(1,560)	(86)

	SHARES	VALUE

Health Care—(continued)
Seattle Genetics, Inc.	(6,200)	$(104)
Waters Corp.	(2,940)	(218)
XenoPort, Inc.	(19,430)	(74)

		(3,985)

Industrials—(9.7)%
BE Aerospace, Inc.	(5,950)	(230)
Boeing Co. (The)	(5,360)	(393)
Donaldson Co., Inc.	(2,430)	(165)
Lockheed Martin Corp.	(4,730)	(383)
Rollins, Inc.	(16,990)	(378)
Rolls-Royce Holdings plc	(51,946)	(602)
Rolls-Royce Holdings plc Class C(4)	(4,294,284)	(7)
Terex Corp.	(16,990)	(230)
Toto Ltd.	(18,000)	(139)
UniFirst Corp.	(4,520)	(256)

		(2,783)

Information Technology—(14.2)%
Adobe Systems, Inc.	(5,180)	(146)
Advanced Semiconductor Engineering, Inc. ADR	(80,032)	(347)
Amphenol Corp. Class A	(1,500)	(68)
ANSYS, Inc.	(3,360)	(192)
Aruba Networks, Inc.	(18,370)	(340)
Canon, Inc.	(4,400)	(195)
Finisar Corp.	(4,220)	(71)
Hewlett-Packard Co.	(7,960)	(205)
Hittite Microwave Corp.	(2,330)	(115)
Infosys Technologies Ltd. Sponsored ADR	(4,880)	(251)
Intel Corp.	(10,210)	(248)
KLA-Tencor Corp.	(1,260)	(61)
Microsoft Corp.	(24,560)	(637)
Nokia Oyj Sponsored ADR	(31,280)	(151)
Research In Motion Ltd.	(22,120)	(321)
SAP AG Sponsored ADR	(5,380)	(285)
Tech Data Corp.	(3,450)	(170)
Telefonaktiebolaget LM Ericsson Sponsored ADR	(21,780)	(221)
Xilinx, Inc.	(1,590)	(51)

		(4,075)

Materials—(3.3)%
Arcelormittal South Africa Ltd.	(18,220)	(155)

4

Virtus Market Neutral Fund

SCHEDULE OF INVESTMENTS

AND

SECURITIES SOLD SHORT (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Materials—(continued)
CF Industries Holdings, Inc.	(960)	$(139)
Greif, Inc. Class A	(5,852)	(267)
Royal Gold, Inc.	(2,170)	(146)
United States Steel Corp.	(8,610)	(228)

		(935)

Telecommunication Services—(1.7)%
tw telecom, inc.	(14,520)	(281)
Verizon Communications, Inc.	(5,400)	(217)

		(498)

Utilities—(2.5)%
Black Hills Corp.	(4,930)	(166)
Consolidated Edison, Inc.	(1,890)	(117)
Toho Gas Co. Ltd.	(24,000)	(153)
Tractebel Energia S.A. Sponsored ADR	(16,780)	(269)

		(705)

TOTAL COMMON STOCKS SOLD SHORT—(97.7)% (Proceeds ($28,892))		(27,953)

TOTAL SECURITIES SOLD SHORT—(97.7)% (Proceeds ($28,892))		(27,953)	(1)

Abbreviations:
ADR	American Depositary Receipt
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
ASA	Allmennaksjeselskap a public limited company (Norway).
GDR	Global Depositary Receipt
plc	Public Limited Co.
S.p.A.	Società delle azione unite (Joint Stock Corp. Italy).

Footnote Legend:
(1)	Federal Income Tax Information : For tax information at December 31, 2011 , see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(5)	Amounts are less than $500 (not reported in 000s).
(6)	All or a portion segregated as collateral for securities sold short.

5

Virtus Market Neutral Fund

SCHEDULE OF INVESTMENTS

AND

SECURITIES SOLD SHORT

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

Country Weightings - Long †
United States	72%
Japan	5
United Kingdom	5
China	3
Brazil	2
France	2
Germany	2
Other	9
Total	100%

† % of total investments as of December 31, 2011

6

Virtus Market Neutral Fund

SCHEDULE OF INVESTMENTS

AND

SECURITIES SOLD SHORT

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

Country Weightings - Short †
United States	66%
Japan	5
United Kingdom	4
Canada	3
Germany	3
France	2
Hong Kong	2
Other	15
Total	100%

† % of total investments as of December 31, 2011

7

Virtus Market Neutral Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs

Equity Securities:
Common Stocks	$28,405	$28,405	—

Total Investments	$28,405	$28,405	—

Liabilities:
Common Stocks Sold Short	$(27,953)	$(27,946)	(7)

There are no Level 2 (significant observable inputs) priced securities.

Virtus Market Neutral Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Common Stocks Sold Short

Balance as of September 30, 2011:	$0

Accrued Discount/(Premium)	-

Realized Gain (Loss)	-

Change in Unrealized Appreciation (Depreciation)	(14)

Purchases	7

Sales(b)	-

Transfers Into Level 3 (a)	-

Transfers From Level 3 (a)	-

Balance as of December 31, 2011	$(7)

(a) “Transfers in and/or out” represent the ending value as of December 31, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—1.9%

U.S. Treasury Note 2.000%, 11/15/21	$5,100		$5,156

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $5,142)			5,156

MUNICIPAL BONDS—0.9%

Kentucky—0.2%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	505		518

Massachusetts—0.3%
Commionwealth School Building Authority, Sr. Series B 5.000%, 10/15/41	700		759

Michigan—0.0%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34	160		117

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	345		217

Washington—0.3%
King County Sewer Revenue 5.000%, 1/1/45	900		962

TOTAL MUNICIPAL BONDS (Identified Cost $2,682)			2,573

FOREIGN GOVERNMENT SECURITIES—10.7%

Bolivarian Republic of Venezuela
8.500%, 10/8/14	560		524
RegS 5.750%, 2/26/16(5)	1,765		1,390
7.650%, 4/21/25	1,000		625
9.250%, 9/15/27	1,035		753
9.375%, 1/13/34	950		660
Commonwealth of Australia
Series 123, 5.750%, 4/15/12	1,987	AUD	2,043
Series 118, 6.500%, 5/15/13	785	AUD	837
Commonwealth of Canada 2.000%, 9/1/12	3,174	CAD	3,136
Commonwealth of New Zealand
Series 413, 6.500%, 4/15/13	2,104	NZD	1,721
Series 415, 6.000%, 4/15/15	220	NZD	189
Federative Republic of Brazil
12.500%, 1/5/22	1,125	BRL	772
10.250%, 1/10/28	2,530	BRL	1,546
Kingdom of Norway Series 470 6.500%, 5/15/13	9,013	NOK	1,611

	PAR VALUE		VALUE

Kingdom of Sweden Series 1046, 5.500%, 10/8/12	$6,550	SEK	$984
Republic of Argentina
Provincia de Bueno Aires Series GDP, 144A 10.875%, 1/26/21(4)	500		376
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	628		631
PIK Interest Capitalization 8.280%, 12/31/33	5,082		3,735
Series GDP 4.383%, 12/15/35(3)	1,740		226
Republic of Colombia
12.000%, 10/22/15	925,000	COP	614
6.125%, 1/18/41	1,000		1,240
Republic of Indonesia Series FR-23, 11.000%, 12/15/12	6,200,000	IDR	726
Republic of Lithuania 144A 7.375%, 2/11/20(4)	500		540
Republic of Poland Series 0414, 5.750%, 4/25/14	4,405	PLZ	1,300
Republic of South Africa Series R206 7.500%, 1/15/14	4,700	ZAR	598
Republic of Turkey
0.000%, 4/25/12	880	TRY	449
6.750%, 5/30/40	500		518
State of Qatar 144A 4.500%, 1/20/22(4)	550		567
United Mexican States Series M, 6.000%, 6/18/15	14,000	MXN	1,027

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $28,219)			29,338

MORTGAGE-BACKED SECURITIES—12.3%

Non-Agency—12.3%
American Tower Trust 07-1A, C 144A 5.615%, 4/15/37(4)	750		791
Americold LLC Trust 10-ARTA, B 144A 6.031%, 1/14/29(4)	900		895
Banc of America Commercial Mortgage, Inc. 07-1, AMFX 5.482%, 1/15/49(3)	1,000		933
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, AM 5.704%, 4/12/38(3)	900		933
06-PW12, AM 5.941%, 9/11/38(3)	650		680
06-PW14, A4 5.201%, 12/11/38	350		384
05-PW10, A4 5.405%, 12/11/40(3)	225		248
05-PW10, AM 5.449%, 12/11/40(3)	725		688
07-T28, A4 5.742%, 9/11/42(3)	800		920
07-PW18, A4 5.700%, 6/11/50	750		829
07-PW18, AM 6.084%, 6/11/50(3)	725		707
Citigroup/Deutsche Bank Commercial Mortgage Trust

1

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
05-CD1, AM 5.399%, 7/15/44(3)	$610	$640
07-CD4, A4 5.322%, 12/11/49	475	504
Countrywide Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	1,300	1,280
06-13T1, A11 6.000%, 5/25/36	981	638
Countrywide Home Loan Mortgage Pass-Through-Trust 04-R1, 2A, 144A 6.500%, 11/25/34(4)	580	588
Credit Suisse First Boston Mortgage Securities Corp. 04-C5, A3 4.499%, 11/15/37	632	632
Credit Suisse Mortgage Capital Certificates 06-C1, A3 5.594%, 2/15/39(3)	456	483
Extended Stay America Trust 10-ESHA, D, 144A 5.498%, 11/5/27(4)	355	356
GE Capital Commercial Mortgage Corp. 03-C1, C 4.975%, 1/10/38(3)	595	598
GMAC Commercial Mortgage Securities, Inc. 04-C2, A3 5.134%, 8/10/38	450	468
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.984%, 8/10/45(3)	600	652
JPMorgan Chase Commercial Mortgage Securities Corp.
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	300	313
06-CB17, AM 5.464%, 12/12/43	600	589
06-LDP7, AM 6.065%, 4/15/45(3)	1,000	1,030
06-LDP9, A3 5.336%, 5/15/47	850	902
07-LD12, A4 5.882%, 2/15/51(3)	750	815
Lehman Brothers - UBS Commercial Mortgage Trust
07-C2, A3 5.430%, 2/15/40	1,100	1,174
05-C3, AM 4.794%, 7/15/40	350	367
07-C6, A4 5.858%, 7/15/40(3)	700	767
07-C7, A3 5.866%, 9/15/45(3)	600	658
Lehman Brothers Commercial Conduit Mortgage Trust 07-C3, A4 6.133%, 7/15/44(3)	500	544
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	1,260	1,315
Merrill Lynch Mortgage Trust 06-C1, AM 5.809%, 5/12/39(3)	715	738
Merrill Lynch-Countrywide Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49(3)	650	700
Morgan Stanley Capital I
05-HQ5, A3 5.007%, 1/14/42	41	41
06-IQ12, A4 5.332%, 12/15/43	1,300	1,453

	PAR VALUE	VALUE

Non-Agency—(continued)
07-IQ14, A4 5.692%, 4/15/49(3)	$820	$868
Residential Accredit Loans, Inc. 04-QS16, 1A5 5.500%, 12/25/34	1,321	1,292
Timberstar Trust 06-1A, C 144A 5.884%, 10/15/36(4)	1,000	1,020
Wachovia Bank Commercial Mortgage Trust
04-C12, A4 5.495%, 7/15/41(3)	450	483
07-C30, A5 5.342%, 12/15/43	410	432
05-C21, D 5.378%, 10/15/44(3)	600	448
06-C29, A4 5.308%, 11/15/48	1,000	1,096
07-C33, A4 6.096%, 2/15/51(3)	550	596
Washington Mutual Commercial Mortgage Securities Trust 06-SL, A, 144A 5.430%, 11/23/43(3)(4)	713	694
Wells Fargo Mortgage Backed Securities Trust 07-16, 1A7 6.000%, 12/28/37	431	399

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $30,609)		33,581

ASSET-BACKED SECURITIES—2.3%
AmeriCredit Automobile Receivables Trust
11-4, E, 144A 6.530%, 1/8/19(4)	300	299
11-5, E 6.760%, 3/8/19	600	602
Bombardier Capital Mortgage Securitization Corp. 99-A, A3 5.980%, 1/15/18(3)	622	609
Conseco Finance Securitizations Corp. 01-3, A4 6.910%, 5/1/33(3)	572	609
Conseco Financial Corp. 01-3, A4 7.600%, 4/15/26(3)	700	650
Countrywide Asset-Backed Certificates 04-13, AF4 4.583%, 1/25/33(3)	481	466
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	466	435
Harley-Davidson Motorcycle Trust 07-2, C 5.410%, 8/15/15	565	569
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	429	440
Lehman XS Trust 05-5, 3A2B 5.420%, 11/25/35(3)	969	899
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 5.086%, 11/25/35(3)	314	306

2

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(4)	$409		$412

TOTAL ASSET-BACKED SECURITIES (Identified Cost $6,134)			6,296

CORPORATE BONDS AND NOTES—53.2%

Consumer Discretionary—8.2%
American Axle & Manufacturing Holdings, Inc. 144A 9.250%, 1/15/17(4)	315		343
Arcos Dorados B.V. 144A 7.500%, 10/1/19(4)	175		193
Boyd Gaming Corp. 9.125%, 12/1/18	215		205
Caesar’s Entertainment Operating Co., Inc.
11.250%, 6/1/17	425		453
12.750%, 4/15/18	90		72
Cengage Learning Acquisitions, Inc. 144A 10.500%, 1/15/15(4)	400		289
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 8.625%, 11/15/17(4)	170		181
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. 144A 8.000%, 6/15/19(4)	500		460
CityCenter Holdings LLC / CityCenter Finance Corp. 144A 7.625%, 1/15/16(4)	189		195
Clear Channel Communications, Inc. 9.000%, 3/1/21	500		424
CSC Holdings LLC 144A 6.750%, 11/15/21(4)	650		687
Dana Holding Corp. 6.500%, 2/15/19	426		432
DISH DBS Corp. 7.125%, 2/1/16	600		649
Gap, Inc. (The) 5.950%, 4/12/21	300		286
Gateway Casinos & Entertainment Ltd. 144A 8.875%, 11/15/17(4)	200	CAD	198
HOA Restaurant Group LLC / HOA Finance Corp. 144A 11.250%, 4/1/17(4)	250		234
Host Hotels & Resorts LP 144A 6.000%, 10/1/21(4)	1,100		1,130
Hyatt Hotels Corp.
144A 5.750%, 8/15/15(4)	100		107
5.375%, 8/15/21	500		511
International Game Technology 7.500%, 6/15/19	580		668
inVentiv Health, Inc. 144A 10.000%, 8/15/18(4)	400		368
Isle of Capri Casinos, Inc. 7.000%, 3/1/14	400		376
Landry’s Acquisition Co. 144A 11.625%, 12/1/15(4)	65		69
Landry’s Holdings, Inc. 144A 11.500%, 6/1/14(4)	275		271
Landry’s Restaurants, Inc. 11.625%, 12/1/15	245		259
Limited Brands, Inc. 6.900%, 7/15/17	215		233
Marina District Finance Co., Inc. 9.500%, 10/15/15	325		306

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Mediacom LLC/Mediacom Capital Corp. 9.125%, 8/15/19	$750	$800
MGM Resorts International, Inc.
7.500%, 6/1/16	525	505
7.625%, 1/15/17	400	383
Mobile Mini, Inc. 6.875%, 5/1/15	350	354
NCL Corp. Ltd. 11.750%, 11/15/16	500	577
Needle Merger Sub Corp. 144A 8.125%, 3/15/19(4)	500	479
Ono Finance II plc 144A 10.875%, 7/15/19(4)	150	134
Penn National Gaming, Inc. 8.750%, 8/15/19	700	765
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	650	629
Polymer Group, Inc. 144A 7.750%, 2/1/19(4)	92	96
Production Resource Group, Inc. 144A 8.875%, 5/1/19(4)	250	230
QVC, Inc. 144A 7.500%, 10/1/19(4)	1,070	1,153
River Rock Entertainment Authority/The 9.000%, 11/1/18	240	192
Royal Caribbean Cruises Ltd.
6.875%, 12/1/13	1,250	1,325
7.250%, 6/15/16	375	405
Scientific Games International, Inc. 9.250%, 6/15/19	170	181
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC 144A 3.046%, 3/15/14(3)(4)	75	71
Seneca Gaming Corp. 144A 8.250%, 12/1/18(4)	70	69
Starwood Hotels & Resorts Worldwide, Inc. 7.150%, 12/1/19	750	862
Time Warner Cable, Inc. 4.000%, 9/1/21	1,000	1,011
Toys “R” Us Property Co. II LLC 8.500%, 12/1/17	600	624
TRW Automotive, Inc. 144A 8.875%, 12/1/17(4)	140	153
United Rentals North America, Inc. 10.875%, 6/15/16	198	221
Univision Communications, Inc. 144A 7.875%, 11/1/20(4)	125	128
Videotron Ltee
6.375%, 12/15/15	180	184
9.125%, 4/15/18	82	91
Wyndham Worldwide Corp. 7.375%, 3/1/20	590	674

3

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.875%, 11/1/17	$450	$496

		22,391

Consumer Staples—0.8%
American Achievement Corp. 144A 10.875%, 4/15/16(4)	365	283
Bumble Bee Acquisition Corp. 144A 9.000%, 12/15/17(4)	71	72
Bunge Ltd. Finance Corp. 8.500%, 6/15/19	250	304
Cencosud SA 144A 5.500%, 1/20/21(4)	400	410
Constellation Brands, Inc. 8.375%, 12/15/14	165	186
Michael Foods, Inc. 9.750%, 7/15/18	275	291
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer 144A 9.000%, 4/15/19(4)	115	110
Rite Aid Corp. 8.000%, 8/15/20	120	133
Yankee Candle Co., Inc. Series B, 8.500%, 2/15/15	250	254

		2,043

Energy—7.5%
Afren plc 144A 11.500%, 2/1/16(4)	475	470
Antero Resources Finance Corp. 9.375%, 12/1/17	250	271
Bill Barrett Corp. 7.625%, 10/1/19	650	682
Breitburn Energy Partners LP / Breitburn Finance Corp. 8.625%, 10/15/20	240	252
Calumet Specialty Products Partners LP / Calumet Finance Corp. 144A 9.375%, 5/1/19(4)	213	208
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	686	696
Coffeyville Resources Inc. LLC / Coffeyville Finance, Inc., 144A 10.875%, 4/1/17(4)	675	759
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	110	112
Energy Partners Ltd. 8.250%, 2/15/18	500	477
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	500	545
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	750	664
Frontier Oil Corp. 6.875%, 11/15/18	210	216
Gazprom International SA 144A 7.201%, 2/1/20(4)	454	480
Gazprom OAO (Gaz Capital SA)
144A 6.212%, 11/22/16(4)	935	968
144A 8.146%, 4/11/18(4)	100	113

	PAR VALUE	VALUE

Energy—(continued)
144A 6.510%, 3/7/22(4)	$315	$320
Helix Energy Solutions Group, Inc. 144A 9.500%, 1/15/16(4)	200	209
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(4)	640	626
HollyFrontier Corp. 9.875%, 6/15/17	88	98
Linn Energy LLC / Linn Energy Finance Corp. 144A 6.500%, 5/15/19(4)	512	511
Lukoil International Finance BV
144A 7.250%, 11/5/19(4)	525	542
144A 6.125%, 11/9/20(4)(11)	500	490
MIE Holdings Corp. 144A 9.750%, 5/12/16(4)	550	495
OGX Petroleo e Gas Participacoes SA 144A 8.500%, 6/1/18(4)	800	792
Petrohawk Energy Corp. 10.500%, 8/1/14	475	531
Petroleos de Venezuela SA 5.250%, 4/12/17	1,450	935
Petroleos Mexicanos
6.000%, 3/5/20	270	300
5.500%, 1/21/21	550	597
Petroplus Finance Ltd. 144A 6.750%, 5/1/14(4)	535	326
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(6)	300	302
Pioneer Drilling Co.
9.875%, 3/15/18	110	116
144A 9.875%, 3/15/18(4)	120	126
Pride International, Inc. 8.500%, 6/15/19	330	409
QEP Resources, Inc. 6.875%, 3/1/21	480	520
SEACOR Holdings, Inc. 7.375%, 10/1/19	600	633
SESI LLC 6.375%, 5/1/19	650	665
Swift Energy Co. 8.875%, 1/15/20	500	527
Tesoro Corp. 6.500%, 6/1/17	680	700
TNK-BP Finance SA
144A 7.500%, 3/13/13(4)	325	340
144A 7.250%, 2/2/20(4)	100	103
Transocean, Inc. 6.375%, 12/15/21	280	297
Venoco, Inc.
11.500%, 10/1/17	600	609
8.875%, 2/15/19	225	204
Weatherford International Ltd. 9.625%, 3/1/19	318	411
Western Refining, Inc. 144A 11.250%, 6/15/17(4)	600	685

		20,332

4

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—17.9%
ABH Financial Ltd. (Alfa Markets Ltd.) 144A 8.200%, 6/25/12(4)	$150	$152
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)	560	583
Agile Property Holdings Ltd. 144A 10.000%, 11/14/16(4)	240	215
Alfa Invest Ltd. 144A 9.250%, 6/24/13(4)	350	367
Allstate Corp. 6.125%, 5/15/37(3)	680	618
Ally Financial, Inc. 8.000%, 3/15/20	650	668
Alta Mesa Holdings / Alta Mesa Finance Services Corp. 9.625%, 10/15/18	775	756
American General (Springleaf) Finance Corp. 5.400%, 12/1/15	750	549
American International Group, Inc. 8.175%, 5/15/58(3)	650	579
AmSouth Bank N.A. 4.850%, 4/1/13	825	798
Associated Banc Corp. 5.125%, 3/28/16	355	366
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	425	410
Banco Bradesco SA 144A 5.900%, 1/16/21(4)	750	769
Banco de Credito del Peru 144A 4.750%, 3/16/16(4)	600	599
Banco do Brasil SA 144A 5.375%, 1/15/21(4)	600	601
Banco Santander SA Unipersonal 144A 3.781%, 10/7/15(4)	200	181
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	550	586
Bank of America Corp.
5.420%, 3/15/17	700	632
Capital Trust XI 6.625%, 5/23/36(9)	525	464
Barclays Bank plc
144A 6.050%, 12/4/17(4)	435	393
144A 5.926%, 9/29/49(3)(4)(8)(9)	600	498
Blackstone Holdings Finance Co., LLC 144A 6.625%, 8/15/19(4)	385	407
Brandywine Operating Partnership LP 7.500%, 5/15/15	500	548
Capital One Capital IV 8.875%, 5/15/40(9)	1,000	1,036
Chubb Corp. 6.375%, 3/29/67(3)	680	672
CIT Group, Inc. 144A 7.000%, 5/2/16(4)	1,500	1,502
Citigroup, Inc.
4.875%, 5/7/15	845	835
5.500%, 2/15/17	255	257
City National Corp. 5.250%, 9/15/20	475	471

	PAR VALUE	VALUE

Financials—(continued)
Discover Bank
8.700%, 11/18/19	$250	$285
7.000%, 4/15/20	700	732
DuPont Fabros Technology LP 8.500%, 12/15/17	1,325	1,424
Equity One, Inc. 6.250%, 12/15/14	375	394
Fidelity National Financial Sevices, Inc. 6.600%, 5/15/17	750	795
Fifth Third Capital Trust IV 6.500%, 4/15/37(3)	800	784
First Niagara Financial Group, Inc. 6.750%, 3/19/20	500	526
First Tennessee Bank N.A. 5.050%, 1/15/15	1,325	1,327
Ford Motor Credit Co., LLC
8.000%, 6/1/14	400	436
8.700%, 10/1/14	125	140
6.625%, 8/15/17	255	278
8.125%, 1/15/20	650	767
Genworth Financial, Inc.
5.750%, 6/15/14	500	494
6.515%, 5/22/18	700	642
Glen Meadow Pass-Through-Trust 144A 6.505%, 2/12/67(3)(4)	970	691
Hana Bank 144A 4.500%, 10/30/15(4)	400	410
HBOS plc 144A 6.750%, 5/21/18(4)	115	92
HSBC Bank plc 144A 3.100%, 5/24/16(4)	325	325
Huntington Bancshares, Inc. 7.000%, 12/15/20	500	566
ICICI Bank Ltd.
144A 5.750%, 11/16/20(4)	450	414
144A 6.375%, 4/30/22(3)(4)	375	326
ING Bank NV 144A 5.000%, 6/9/21(4)	600	581
International Lease Finance Corp.
6.375%, 3/25/13	625	622
5.650%, 6/1/14	600	576
6.250%, 5/15/19	399	369
Jefferies Group, Inc. 8.500%, 7/15/19	500	508
JPMorgan Chase Capital XXVII Series AA 7.000%, 11/1/39	500	503
JSC Severstal (Steel Capital SA) 144A 6.250%, 7/26/16(4)	445	415
Kazkommerts Bank International BV
RegS 8.500%, 4/16/13(5)	500	493
RegS 8.000%, 11/3/15(5)	250	225
Korea Finance Corp. 4.625%, 11/16/21	700	694
Lincoln National Corp. 6.050%, 4/20/67(3)	300	250

5

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
Lloyds Banking Group Capital No.1 plc 144A 7.875%, 11/1/20(4)	$600		$455
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	750		627
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	150		139
Macquarie Group Ltd. 144A 7.625%, 8/13/19(4)	500		513
Morgan Stanley 144A 10.090%, 5/3/17(4)	1,000	BRL	485
National Retail Properties, Inc. 5.500%, 7/15/21	600		601
ORIX Corp. 5.000%, 1/12/16	343		360
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 9.250%, 4/1/15	175		180
ProLogis LP 7.625%, 8/15/14	500		548
Prudential Financial, Inc. 8.875%, 6/15/38(3)(9)	450		515
Realogy Corp. 144A 7.875%, 2/15/19(4)	500		438
Regions Financial Corp.
7.750%, 11/10/14	200		201
RegS 5.750%, 6/15/15(5)	210		201
Resona Bank Ltd. 144A 5.850%, 9/29/49(3)(4)(8)(9)	750		745
Royal Bank of Scotland Group plc (The)
6.400%, 10/21/19	370		346
7.648%, 8/29/49(3)(8)(9)	550		377
Royal Bank of Scotland plc (The)
4.875%, 3/16/15	285		273
3.950%, 9/21/15	205		192
5.625%, 8/24/20	750		719
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 9.000%, 6/11/14(4)	100		108
144A 6.299%, 5/15/17(4)	380		380
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	600		545
SLM Corp.
6.250%, 1/25/16	500		486
8.450%, 6/15/18	1,050		1,082
Societe Generale 144A 5.922%, 4/29/49(3)(4)(8)(10)	650		396
Sovereign Bank 8.750%, 5/30/18	400		446
Spansion LLC 7.875%, 11/15/17	350		320
SunTrust Bank 5.400%, 4/1/20	250		255
Vanguard Health Holding Co. II, LLC / Vanguard Holding Co. II, Inc. 7.750%, 2/1/19	466		450
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 144A 7.748%, 2/2/21(4)	400		344
Vnesheconombank Via VEB Finance Ltd. 144A 6.800%, 11/22/25(4)	500		485

	PAR VALUE	VALUE
Financials—(continued)
Webster Financial Corp. 5.125%, 4/15/14	$205	$202
Willis North America, Inc. 7.000%, 9/29/19	500	556
XLIT Ltd. 5.750%, 10/1/21	500	528
Yankee Candle Co. Holdings LLC / Yankee Finance, Inc. PIK Interest Capitalization 10.250%, 2/15/16	440	387
Zions Bancorp
5.650%, 5/15/14	225	229
7.750%, 9/23/14	225	239

		48,949

Health Care—0.8%
Healthsouth Corp. 7.250%, 10/1/18	410	409
Mylan, Inc. 144A 7.625%, 7/15/17(4)	113	124
Omnicare, Inc. 7.750%, 6/1/20	240	259
Patheon, Inc. 144A 8.625%, 4/15/17(4)	110	88
Rotech Healthcare, Inc.
10.750%, 10/15/15	75	74
10.500%, 3/15/18	550	426
Select Medical Corp. 7.625%, 2/1/15	225	213
Symbion, Inc. 8.000%, 6/15/16	589	547
U.S. Oncology, Inc. 0.000%, 2/16/49(7)	300	0
Universal Health Services, Inc. 7.000%, 10/1/18	140	146

		2,286

Industrials—6.8%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	600	597
America West Airlines 00-1G 8.057%, 7/2/20	485	476
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	695	695
99-1, A1 7.200%, 1/2/19	766	766
AWAS Aviation Capital Ltd.,7% 144A 7.000%, 10/17/16(4)	1,181	1,187
CHC Helicopter S,A. 144A 9.250%, 10/15/20(4)	325	294
Continental Airlines, Inc. Pass-Through-Trust
97-4, A, 6.900%, 1/2/18	503	524
01-1, A1, 6.703%, 6/15/21	241	245
Continental Airlines, Inc. Pass-Through-Trust, 6.65% 98-1, A, 6.648%, 9/15/17	327	334
Delta Air Lines, Inc. Pass-Through-Trust 02-1, G1 6.718%, 1/2/23	980	965
Deluxe Corp. 144A 7.000%, 3/15/19(4)	510	498
Dematic SA 144A 8.750%, 5/1/16(4)	525	521

6

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Industrials—(continued)
General Cable Corp. 7.125%, 4/1/17	$500	$501
Iron Mountain, Inc. 7.750%, 10/1/19	650	690
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	625	644
Liberty Tire Recycling 144A 11.000%, 10/1/16(4)	170	170
Marquette Transportation Co. / Marquette Transportation Finance Corp. 10.875%, 1/15/17	125	127
McJunkin Red Man Corp. 9.500%, 12/15/16	240	245
Moog, Inc. 7.250%, 6/15/18	100	106
Northwest Airlines Pass Through Trust, 6.26% 02-1, G2 6.264%, 11/20/21	1,040	1,042
Oshkosh Corp. 8.250%, 3/1/17	600	627
Owens Corning, Inc. 6.500%, 12/1/16	595	649
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 144A 7.750%, 10/15/16(4)	1,410	1,491
Steelcase, Inc. 6.375%, 2/15/21	675	717
Teekay Corp. 8.500%, 1/15/20	300	290
Thermadyne Holdings Corp. 9.000%, 12/15/17	500	520
U.S. Airways Pass-Through-Trust
99-1A 8.360%, 1/20/19	312	308
01-1G 7.076%, 3/20/21	536	503
11-1 A 7.125%, 10/22/23	725	689
UAL Pass-Through-Trust
09-2A 9.750%, 1/15/17	356	384
07-01 6.636%, 7/2/22	1,041	1,041
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	750	801

		18,647

Information Technology—3.0%
Amkor Technology, Inc. 6.625%, 6/1/21	900	871
Audatex North America, Inc. 144A 6.750%, 6/15/18(4)	325	330
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17	525	550
CDW LLC / CDW Finance Corp. 8.500%, 4/1/19	575	582
CommScope, Inc. 144A 8.250%, 1/15/19(4)	520	523
Crown Castle Holdings GS V LLC / Crown Castle GS III Corp. 144A 7.750%, 5/1/17(4)	400	431
eAccess Ltd. 144A 8.250%, 4/1/18(4)	400	384
Earthlink, Inc. 8.875%, 5/15/19	225	208
Equinix, Inc. 7.000%, 7/15/21	240	253
Freescale Semiconductor, Inc. 10.125%, 12/15/16	350	370
iGate Corp. 144A 9.000%, 5/1/16(4)	600	623

	PAR VALUE	VALUE

Information Technology—(continued)
Jabil Circuit, Inc. 8.250%, 3/15/18	$1,100	$1,273
Seagate HDD Cayman 144A 7.750%, 12/15/18(4)	600	641
Sorenson Communications, Inc. 144A 10.500%, 2/1/15(4)	500	348
SunGard Data Systems, Inc. 7.375%, 11/15/18	850	874

		8,261

Materials—4.1%
AbitibiBowater, Inc. 144A 10.250%, 10/15/18(4)	366	405
APERAM 144A 7.375%, 4/1/16(4)	250	215
Berry Plastics Corp.
8.250%, 11/15/15	400	428
9.500%, 5/15/18	435	439
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	500	496
Building Materials Corp. of America 144A 6.750%, 5/1/21(4)	46	49
Carpenter Technology Corp. 5.200%, 7/15/21	600	583
Catalyst Paper Corp. 7.375%, 3/1/14(12)	645	34
Cemex Finance LLC 144A 9.500%, 12/14/16(4)	245	216
Commercial Metals Co. 7.350%, 8/15/18	730	690
Edgen Murray Corp. 12.250%, 1/15/15	650	588
FMG Resources Ltd. 144A 8.250%, 11/1/19(4)	650	665
Fosun International Ltd. 144A 7.500%, 5/12/16(4)	530	466
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	250	264
Huntsman International LLC 8.625%, 3/15/21	125	133
Ineos Group Holdings plc 144A 8.500%, 2/15/16(4)	1,550	1,240
JMC Steel Group, Inc. 144A 8.250%, 3/15/18(4)	195	191
Nortek, Inc. 144A 8.500%, 4/15/21(4)	500	425
Nova Chemicals Corp. 3.784%, 11/15/13(3)	1,000	990
Owens-Brockway Glass Container, Inc. 7.375%, 5/15/16	475	523
Plastipak Holdings, Inc. 144A 8.500%, 12/15/15(4)	500	513
Sealed Air Corp. 144A 8.375%, 9/15/21(4)	270	300
Severstal OAO Via Steel Capital SA 144A 6.700%, 10/25/17(4)(11)	425	401
Steel Dynamics, Inc. 7.375%, 11/1/12	225	235
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	375	326
Verso Paper Holdings LLC / Verso Paper, Inc. Series B, 11.375%, 8/1/16	750	311

		11,126

Telecommunication Services—2.8%
Axtel SAB de C.V. 144A 9.000%, 9/22/19(4)	200	154

7

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Telecommunication Services—(continued)
Cincinnati Bell, Inc. 8.250%, 10/15/17	$180	$182
Clearwire Communications LLC / Clearwire Finance, Inc.
144A 12.000%, 12/1/15(4)	100	96
144A 12.000%, 12/1/15(4)	100	96
Cricket Communications, Inc. 7.750%, 10/15/20	262	230
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	500	511
France Telecom S.A. 4.125%, 9/14/21	800	806
Frontier Communications Corp.
7.875%, 4/15/15	325	331
8.250%, 4/15/17	250	257
8.125%, 10/1/18	275	279
ITC DeltaCom, Inc. 10.500%, 4/1/16	400	411
Nextel Communications, Inc.
Series E 6.875%, 10/31/13	175	175
Series D 7.375%, 8/1/15	650	598
OJSC Vimpel Communications (VIP Finance Ireland Ltd.) 144A 6.493%, 2/2/16(4)	200	189
Qwest Corp.
8.375%, 5/1/16	200	229
6.500%, 6/1/17	665	727
Telemar Norte Leste SA 144A 5.500%, 10/23/20(4)	305	300
Virgin Media Finance plc Series 1, 9.500%, 8/15/16	910	1,026
West Corp.
8.625%, 10/1/18	150	152
7.875%, 1/15/19	480	479
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	350	315

		7,543

Utilities—1.3%
AmeriGas Partners LP / AmeriGas Finance Corp. 6.250%, 8/20/19	535	535
Calpine Corp. 144A 7.875%, 1/15/23(4)	1,250	1,350
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)	100	113
Israel Electric Corp., Ltd. 144A 7.250%, 1/15/19(4)	200	206
Mega Advance Investments Ltd. 144A 5.000%, 5/12/21(4)	500	508
Midwest Generation LLC Series B 8.560%, 1/2/16	82	83
NRG Energy, Inc.

	PAR VALUE	VALUE

Utilities—(continued)
7.625%, 1/15/18	$105	$106
144A 7.625%, 5/15/19(4)	500	492
Suburban Propane Partners LP / Suburban Energy Finance Corp. 7.375%, 3/15/20	180	188
Texas Competitive Electric Holdings Co. LLC Series A 10.250%, 11/1/15	200	72

		3,653

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $145,269)		145,231

CONVERTIBLE BONDS—0.2%

Transocean, Inc. Series C, 1.500%, 12/15/37	500	491

TOTAL CONVERTIBLE BONDS (Identified Cost $478)		491

LOAN AGREEMENTS(3)—14.5%

Consumer Discretionary—4.8%
Advantage Sales & Marketing, Inc. Second Lien 9.250%, 6/18/18	385	379
Affinity Gaming LLC (Herbest Gaming LLC) 10.000%, 12/31/15	869	874
AMF Bowling Worldwide, Inc. Tranche B, 2.796%, 6/7/13	464	393
Bourland & Leverich Supply Co. LLC 11.000%, 8/19/15	345	334
Brickman Group Holdings, Inc. Tranche B, 7.250%, 10/14/16	526	528
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-2, 3.356%, 1/28/15	346	302
Tranche B-4, 9.500%, 10/31/16	211	210
Caesars Linq LLC/Caesars Octavius LLC Tranche B, 9.250%, 4/25/17	300	287
Cengage Learning Acquisitions, Inc. 2.550%, 7/3/14	778	665
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	249	236
CityCenter Holdings LLC First Lien 7.500%, 1/21/15	53	52
Clear Channel Communications, Inc. Tranche B, 3.946%, 1/29/16	241	179
Cumulus Media Holdings, Inc.

8

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

Consumer Discretionary—(continued)
First Lien 0.000%, 9/16/18	$400		$393
Second Lien 7.500%, 3/18/19	500		489
Entercom Radio LLC 6.750%, 11/23/18	540		540
Focus Brands, Inc. 5.583%, 11/5/16	106		106
Fram Group Holdings, Inc. /Prestone Holdings, Inc. Second Lien 10.500%, 1/29/18	500		484
Gateway Casinos & Entertainment Ltd. Tranche B, 6.000%, 5/12/16	493	CAD	469
Getty Images, Inc. 5.250%, 11/7/16	324		325
Guitar Center, Inc. - Extended Term Loan 5.830%, 4/9/17	250		220
HHI Holdings LLC 7.375%, 3/21/17	248		246
Hubbard Radio LLC Second Lien 8.750%, 4/30/18	200		199
Intelsat Jackson Holding SA (Intelsat Jackson Holding Ltd.) 3.391%, 2/1/14	575		549
Kalispel Tribal Economic Authority 7.500%, 2/25/17	487		453
Landry’s Restaurants, Inc.
0.000%, 12/1/14	67		66
6.250%, 12/1/14	172		172
Michaels Stores, Inc. Tranche B-2, 5.031%, 7/31/16	509		502
Nielsen Finance LLC Tranche B, 4.026%, 5/2/16	203		199
Ozburn-Hessey Holding Co., LLC 8.250%, 4/8/16	349		309
Radio One, Inc. 7.500%, 3/31/16	223		208
Revel AC, Inc. Tranche B, 9.000%, 2/17/17	258		237
Sinclair Television Group, Inc. Tranche B 4.000%, 10/28/16	134		134
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	322		311
SRAM LLC Second Lien 8.500%, 12/7/18	229		231
Stackpole Powertrain International ULC 7.500%, 8/2/17	499		491
Transtar Industries, Inc. Tranche 2, 10.250%, 12/21/17	275		275
Visant Corp. (Jostens) Tranche B, 5.750%, 12/22/16	706		664
Vision Solutions, Inc. 6.000%, 7/23/16	448		443

			13,154

Consumer Staples—0.5%
Del Monte Foods Co. 4.500%, 3/8/18	113		108

	PAR VALUE	VALUE

Consumer Staples—(continued)
Revlon Consumer Products Corp. Tranche B, 4.750%, 11/19/17	$442	$438
Spectrum Brands Holdings, Inc. 5.417%, 6/17/16	541	541
U.S. Foodservice, Inc. 5.750%, 3/31/17	248	239

		1,326

Energy—0.1%
Hercules Offshore LLC 7.500%, 7/11/13	279	273

Financials—0.6%
Asurion LLC (Asurion Corp.) Second Lien 9.000%, 5/24/19	400	395
iStar Financial, Inc. Tranche A-2 7.000%, 6/30/14	465	451
Ocwen Financial Corp. 7.000%, 9/1/16	238	234
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	420	367
Walter Investments, Inc. 7.750%, 6/30/16	321	321

		1,768

Health Care—1.5%
Alkermes, Inc. 6.750%, 9/16/17	500	498
Aptalis Pharma, Inc. (Axcan Intermediate Holdings, Inc.) 5.500%, 2/10/17	411	394
Ardent Medical Services, Inc. 6.500%, 9/15/15	491	488
InVentiv Health, Inc. (Ventive Health, Inc) 6.500%, 8/4/16	295	283
Kinetic Concepts, Inc. 7.000%, 5/4/18	420	424
Medical Card Systems, Inc. 12.000%, 9/17/15	352	293
National Specialty Hospitals, Inc.
Tranche DD 0.750%, 2/3/17	74	72
8.250%, 2/3/17	423	411
Res-Care, Inc. Tranche B, 7.250%, 12/22/16	495	473
Sheridan Healthcare, Inc. Tranche B, 4.046%, 6/15/14	99	95
Smile Brands, Inc. Tranche B, 7.250%, 12/21/17	371	371
Surgery Center Holdings, Inc. 6.500%, 2/6/17	401	374

		4,176

Industrials—1.6%
Alliance Laundry Holdings LLC 6.250%, 9/30/16	554	554
API Technologies Corp. 7.750%, 6/27/16	414	395
Brock Holdings Ill, Inc. Second Lien 10.000%, 3/16/18	285	263

9

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Industrials—(continued)
CHG Healthcare Services, Inc. First Lien 5.500%, 10/7/16	$414	$411
Goodman Global, Inc. Second Lien 9.000%, 10/30/17	127	128
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B, 2.843%, 6/30/14	973	827
Holdings Gaming Borrower LP Tranche B-1, 12.000%, 6/30/15	159	166
Husky Injection Molding System (Yukon Acquisition, Inc.) 6.500%, 6/29/18	597	597
Intelligrated, Inc. 7.500%, 2/17/17	475	473
Protection One, Inc. 6.000%, 6/4/16	199	197
Vertrue LLC 5.810%, 8/16/14	169	54
Zuffa LLC 7.500%, 6/19/15	208	207

		4,272

Information Technology—3.1%
Applied Systems, Inc. Second Lien 9.250%, 6/8/17	333	324
Avaya, Inc.
Tranche B-1 3.256%, 10/24/14	243	233
Tranche B-3 5.006%, 10/26/17	488	446
AVG Technologies N.V. 7.500%, 3/15/16	425	399
DataTel, Inc. 0.000%, 12/13/18	540	541
DynCorp International LLC 6.500%, 7/7/16	552	543
Fibertech Networks LLC (Firefox Merger Sub LLC) 6.750%, 11/30/16	164	164
First Data Corp.
Tranche B-1, 3.044%, 9/24/14	352	320
Tranche B-3, 3.044%, 9/24/14	562	511
Freescale Semiconductor, Inc. 4.520%, 12/1/16	389	373
ILC Industries LLC (Data Device Corp.) 7.250%, 12/23/16	329	320
Infor Enterprise Solutions Holdings, Inc. (Magellan Holdings, Inc.)
6.546%, 3/2/14	301	245
Tranche DD, 6.546%, 3/2/14	174	142
Instant Web, Inc.
3.671%, 8/7/14	403	381
Tranche DD, 3.671%, 8/7/14	42	40
Ipreo Holdings LLC 8.000%, 8/5/17	499	487
Lawson Software, Inc. (SoftBrands, Inc.) 6.750%, 7/5/17	399	390
Novell, Inc. (Attachmate Corp.) 6.500%, 4/27/17	543	533

	PAR VALUE	VALUE

Information Technology—(continued)
Smart Modular Technologies (Global), Inc. 8.250%, 8/26/17	$249	$227
SonicWALL, Inc. 8.375%, 1/23/16	268	269
Sorenson Communications, Inc. Tranche C 6.000%, 8/16/13	221	214
Spansion LLC 4.750%, 2/9/15	298	295
SRA International, Inc. 6.500%, 7/20/18	579	548
Transaction Network Services, Inc. 6.000%, 11/18/15	210	210
Wall Street Systems, Inc. Second Lien 9.000%, 6/20/18	335	322

		8,477

Materials—1.0%
Anchor Glass Container Corp. Second Lien 10.000%, 9/2/16	760	758
AZ Chem US. Inc. 0.000%, 12/22/17	390	389
CPG International, Inc. Tranche B, 6.000%, 2/18/17	263	246
General Chemical Corp. Tranche B, 5.000%, 10/6/15	319	318
New Sunward Holding BV Tranche B, 4.778%, 2/14/14	252	208
NewPage Corp. 8.000%, 3/8/13	350	353
Norit Holding B.V. 6.750%, 7/10/17	339	343

		2,615

Telecommunication Services—1.2%
Level 3 Communications, Inc. Tranche A, 2.648%, 3/13/14	420	403
Presidio, Inc. 7.250%, 3/31/17	231	230
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) 5.250%, 5/31/17	438	431
Sidera Networks, Inc. (RCN Corp.) 5.500%, 8/26/16	532	522
U.S. TelePacific Corp. 5.750%, 2/23/17	915	851
Univision Communications, Inc. 4.546%, 3/31/17	948	847

		3,284

Utilities—0.1%
Texas Competitive Electric Holdings Co., LLC Tranche 2014, 3.776%, 10/10/14	377	265

TOTAL LOAN AGREEMENTS (Identified Cost $40,516)		39,610

10

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

PREFERRED STOCK—1.5%

Financials—1.3%
Ally Financial, Inc. Series A, 8.50%	20,000		$368
Ally Financial, Inc. Series G, 144A 7.00%(4)	321		230
Banco Bilbao Vizcaya Argentaria S.A. International Preferred S.A. Unipersonal 5.92%(3)	675		447
Banco do Brasil S.A. 144A 8.50%(3)(4)	600		696
Bank of America Corp. Series K, 8.00%(3)	375		336
Citigroup Capital XIII 7.875%,	10,650		278
FNMA Series S, 8.250%	38,000		50
JPMorgan Chase & Co. Series 1, 7.90%(3)	247		263
PNC Financial Services Group, Inc. Series K, 8.25%(3)	350		358
UOB Cayman Ltd. 144A 5.80%(3)(4)	500		499

			3,525

Industrials—0.2%
Seaspan Corp. Series C, 9.50%	20,000		546

TOTAL PREFERRED STOCK (Identified Cost $4,623)			4,071

COMMON STOCKS—0.0%

Consumer Discretionary—0.0%
Mark IV Industries(2)	117		5

TOTAL COMMON STOCKS (Identified Cost $1)			5

TOTAL LONG TERM INVESTMENTS—97.5% (Identified cost $263,673)			266,352

SHORT-TERM INVESTMENTS—1.4%

Money Market Mutual Funds—1.4%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.110%)	3,794,216		3,794

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,794)			3,794

TOTAL INVESTMENTS—98.9% (Identified Cost $267,467)			270,146	(1)

Other assets and liabilities, net—1.1%			2,872

NET ASSETS—100.0%		$	273,018

Abbreviations:

ADS	American Depositary Share
FNMA	Federal National Mortgage Association (“Fannie Mae”).
OJSC	Open Joint Stock Company (Russia)
PIK	Payment-in-Kind Security
plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 11 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2011.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, these securities amounted to a value of $62,908 or 23.0% of net assets.

(5)	Regulation S Security. Security is offered ans sold outside of the United States.
(6)	Illiquid security.
(7)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(8)	No contractual maturity date
(9)	Interest payments may be deferred.
(10)	Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.
(11)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(12)	Security in default.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLZ	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South Africa Rand

11

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

Country Weightings †

United States	74%
Brazil	3
United Kingdom	3
Argentina	2
Russia	2
Venezuela	2
Canada	1
Other	13

Total	100%

† % of total investments as of December 31, 2011

12

Virtus Multi-Sector Fixed Income Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$6,296	$—	$6,296	$—
Convertible Bonds	491	—	491	—
Corporate Bonds And Notes	145,231	—	145,197	34
Foreign Government Securities	29,338	—	29,338	—
Loan Agreements	39,610	—	39,557	53
Mortgage-Backed Securities	33,581	—	33,581	—
Municipal Bonds	2,573	—	2,573	—
U.S. Government Securities	5,156	—	5,156	—
Equity Securities:
Common Stocks	5	—	—	5
Preferred Stock	4,071	—	4,071	—
Short-Term Investments	3,794	3,794	—	—
Total Investments	$270,146	$3,794	$266,260	$92

Virtus Multi-Sector Fixed Income Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total		Corporate Bonds And Notes	Loan Agreements	Common Stocks

Balance as of September 30, 2011:	$5		$0	$-	$5

Accrued Discount/(Premium)	-		-	-	-

Realized Gain (Loss)	-		-	-	-

Change in Unrealized Appreciation (Depreciation)	-	(c)	-	-	-	(c)

Purchases	-		-	-	-

Sales(b)	-		-	-	-

Transfers Into Level 3 (a)	87		34	53	-

Transfers From Level 3 (a)	-		-	-	-

Balance as of December 31, 2011	$92		$34	$53	$5

(a) “Transfers in and/or out” represent the ending value as of December 31, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

(c) Amount less than $500.

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—0.4%

U.S. Treasury Note 0.875%, 12/31/16	$19,700		$19,740

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $19,682)			19,740

MUNICIPAL BONDS—0.6%

Connecticut—0.4%
Mashantucket Western Pequot Tribe Taxable Series A, 144A ( NATL Insured) 6.910%, 9/1/12(4)	915		886
State of Connecticut 5.000%, 5/15/22	13,215		16,367

			17,253

Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	7,100		7,282

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	4,850		3,043

TOTAL MUNICIPAL BONDS (Identified Cost $28,454)			27,578

FOREIGN GOVERNMENT SECURITIES—10.1%

Bolivarian Republic of Venezuela
8.500%, 10/8/14	22,580		21,141
RegS 5.750%, 2/26/16(5)	31,605		24,889
RegS 7.000%, 12/1/18(5)	3,230		2,297
Commonwealth of Australia
Series 123, 5.750%, 4/15/12	38,342	AUD	39,413
Series 118, 6.500%, 5/15/13	14,390	AUD	15,347
Commonwealth of Canada 2.000%, 9/1/12	80,828	CAD	79,872
Commonwealth of New Zealand Series 413, 6.500%, 4/15/13	44,229	NZD	36,180
Federative Republic of Brazil
12.500%, 1/5/16	44,484	BRL	28,142
10.250%, 1/10/28	4,275	BRL	2,613
Kingdom of Norway Series 470 6.500%, 5/15/13	235,432	NOK	42,071
Kingdom of Sweden Series 1046, 5.500%, 10/8/12	176,305	SEK	26,476
Republic of Argentina
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	6,544		6,577
PIK Interest Capitalization 8.280%, 12/31/33	72,653		53,400
Series GDP 4.383%, 12/15/35(3)	24,420		3,175
Republic of Colombia 12.000%, 10/22/15	9,935,000	COP	6,599

	PAR VALUE		VALUE

Republic of Indonesia
Series FR-23, 11.000%, 12/15/12	$26,600,000	IDR	$3,113
Series FR-30, 10.750%, 5/15/16	40,550,000	IDR	5,408
Republic of Lithuania 144A 6.750%, 1/15/15(4)	10,600		11,050
Republic of Poland
Series 0414, 5.750%, 4/25/14	67,160	PLZ	19,814
3.875%, 7/16/15	12,250		12,462
Republic of South Africa Series R206 7.500%, 1/15/14	82,500	ZAR	10,500
Republic of Turkey 0.000%, 4/25/12	13,190	TRY	6,732
Russian Federation RegS 7.500%, 3/31/30(3)(5)	1,670		1,941
United Mexican States Series M, 6.000%, 6/18/15	193,725	MXN	14,216

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $479,696)			473,428

MORTGAGE-BACKED SECURITIES—26.1%

Agency—2.6%
FHLMC 6.000%, 8/1/34	1,096		1,216
FNMA
5.500%, 1/1/17	241		262
6.000%, 5/1/17	76		83
5.500%, 8/1/17	31		33
4.500%, 4/1/18	470		504
5.000%, 10/1/19	1,253		1,357
5.500%, 2/1/20	646		703
5.500%, 3/1/20	249		271
5.500%, 3/1/20	475		517
5.500%, 3/1/20	76		82
5.500%, 3/1/20	859		935
5.500%, 4/1/20	733		798
5.000%, 6/1/20	1,923		2,082
6.000%, 12/1/32	138		153
5.500%, 2/1/33	293		320
5.500%, 5/1/34	1,432		1,565
6.000%, 8/1/34	869		969
6.000%, 10/1/34	901		1,001
6.000%, 10/1/34	501		557
5.500%, 11/1/34	1,498		1,637
5.500%, 11/1/34	1,699		1,856
6.000%, 11/1/34	1,339		1,488
5.500%, 12/1/34	771		843
5.500%, 1/1/35	1,536		1,678
6.000%, 1/1/37	1,626		1,794
6.000%, 1/1/37	1,154		1,273

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Agency—(continued)
5.500%, 7/1/37	$11	$12
6.000%, 7/1/37	448	494
6.000%, 12/1/37	1,933	2,131
6.000%, 4/1/38	1,346	1,484
5.500%, 9/1/38	1,562	1,702
5.500%, 12/1/38	1,315	1,433
5.000%, 7/1/40	8,851	9,572
5.000%, 7/1/40	6,801	7,355
5.000%, 8/1/40	34,582	37,377
4.000%, 3/1/41	14,622	15,378
4.500%, 5/1/41	17,906	19,069
GNMA
6.500%, 7/15/31	25	29
6.500%, 8/15/31	56	65
6.500%, 11/15/31	46	54
6.500%, 2/15/32	26	30
6.500%, 4/15/32	87	101
6.500%, 4/15/32	91	106

		120,369

Non-Agency—23.5%

ABN AMRO Mortgage Corp. 02-9, M 5.750%, 12/25/32	2,574	2,458
American Tower Trust 07-1A, C 144A 5.615%, 4/15/37(4)	3,685	3,885
Americold LLC Trust 10-ARTA, A1 144A 3.847%, 1/14/29(4)	13,264	13,742
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33	6,452	6,730
Banc of America Commercial Mortgage, Inc.
05-2, B 5.287%, 7/10/43(3)	10,141	9,219
05-6, AM 5.366%, 9/10/47(3)	1,630	1,738
07-1, AMFX 5.482%, 1/15/49(3)	12,350	11,527
Banc of America Funding Corp.
04-4, 3A1 4.750%, 10/25/19	12,056	12,271
06-5, 4A4 6.000%, 9/25/36	1,193	1,182
Banc of America Mortgage Securities, Inc.
04-11, 2A1 5.750%, 1/25/35	5,546	5,671
05-1, 1A22 5.250%, 2/25/35	2,727	2,703
05-3, 2A2 5.500%, 3/25/35	3,551	3,514
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, AM 5.704%, 4/12/38(3)	11,600	12,024

	PAR VALUE	VALUE

Non-Agency—(continued)
06-PW12, AM 5.759%, 9/11/38(3)	$9,250	$9,673
06-PW14, A4 5.201%, 12/11/38	7,400	8,123
06-PW14, AM 5.243%, 12/11/38	10,000	9,840
05-PW10, A4 5.405%, 12/11/40(3)	1,720	1,894
05-PW10, AM 5.449%, 12/11/40(3)	11,550	10,955
04-PWR3, A4 4.715%, 2/11/41	6,500	6,800
05-PWR8, A4 4.674%, 6/11/41	7,100	7,638
04-PWR5, A5 4.978%, 7/11/42(3)	3,925	4,212
07-T28, A4 5.742%, 9/11/42(3)	3,360	3,866
07-PW18, A4 5.700%, 6/11/50	6,500	7,189
Chase Mortgage Finance Corp. 05-S1, A10 5.500%, 5/25/35	6,045	6,050
Citicorp Mortgage Securities, Inc.
07-1, A1 5.500%, 1/25/22	2,142	2,109
03-11, 2A10 5.500%, 12/25/33	6,905	6,948
04-4, A6 5.500%, 6/25/34	9,568	9,917
Citigroup/Deutsche Bank Commercial Mortgage Trust
05-CD1, A4 5.225%, 7/15/44(3)	5,000	5,527
05-CD1, AM 5.399%, 7/15/44(3)	6,410	6,723
07-CD4, A4 5.322%, 12/11/49	8,205	8,705
Commercial Mortgage Pass-Through-Certificates
11-THL, C ,144A 5.163%, 6/29/28(4)	9,000	9,100
01-J2A, A2, 144A 6.096%, 7/16/34(4)	86	86
Countrywide Alternative Loan Trust 06-13T1, A11 6.000%, 5/25/36	5,112	3,324
Countrywide Home Loan Mortgage Pass-Through-Trust
02-35, 1A2 5.000%, 2/25/18	3,789	3,851
03-28, A8 5.500%, 8/25/33	3,509	3,618
04-9, A6 5.250%, 6/25/34	1,685	1,716
05-17, 1A10 5.250%, 9/25/35	3,174	3,147
Credit Suisse First Boston Mortgage Securities Corp.
04-8, 7A1 6.000%, 12/25/34	12,749	12,738
03-CPN1, C 4.763%, 3/15/35	7,964	7,301
05-11, 8A10 5.500%, 12/25/35	4,625	4,346
02-CKS4, B 5.333%, 11/15/36	5,710	5,710
02-CKS4, C 5.394%, 11/15/36	5,000	4,976
04-C5, A3 4.499%, 11/15/37	2,728	2,726
Credit Suisse Mortgage Capital Certificates
06-C1, A3 5.594%, 2/15/39(3)	7,182	7,597
06-C1, AM 5.594%, 2/15/39(3)	4,745	4,817

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
Deutsche Bank/UBS Mortgage Trust
11-LC3A, A2 3.642%, 8/10/44	$11,500	$12,117
11-LC1A, A3, 144A 5.002%, 11/10/46(4)	8,500	9,570
Entertainment Properties Trust 03-EPR, A2, 144A 5.244%, 2/15/18(4)	7,854	8,027
Extended Stay America Trust 10-ESHA, D, 144A 5.498%, 11/5/27(4)	9,410	9,446
First Horizon Asset Securities, Inc. 06-1, 1A8 6.000%, 5/25/36	6,554	6,014
GE Capital Commercial Mortgage Corp.
03-C1, C 4.975%, 1/10/38(3)	4,332	4,353
04-C3, A4 5.189%, 7/10/39(3)	13,500	14,445
GMAC Commercial Mortgage Securities, Inc.
03-C1, D 4.283%, 5/10/36	10,000	10,111
04-C2, A3 5.134%, 8/10/38	1,200	1,249
04-C2, A4 5.301%, 8/10/38(3)	8,178	8,709
04-C3, A4 4.547%, 12/10/41	1,268	1,276
Goldman Sachs Mortgage Securities Corp. II
07-EOP, G, 144A 3.018%, 3/6/20(3)(4)	6,080	5,860
07-EOP, H, 144A 3.585%, 3/6/20(3)(4)	1,850	1,792
11-ALF, B, 144A 3.215%, 2/10/21(4)	8,000	7,830
04-GG2, A4 4.964%, 8/10/38	5,702	5,752
07-GG10, A4 5.984%, 8/10/45(3)	10,870	11,807
Greenwich Capital Commercial Funding Corp. 04-GG1, A7 5.317%, 6/10/36(3)	7,950	8,474
GSR Mortgage Loan Trust
04-6F, 1A1 5.000%, 5/25/34	120	120
05-5F, 2A8 5.500%, 6/25/35	9,820	9,977
05-AR4, 6A1 5.250%, 7/25/35(3)	13,143	12,063
07-1F, 2A2 5.500%, 1/25/37	2,302	2,161
Heller Financial Commercial Mortgage Asset 00-PH1, G, 144A 6.750%, 1/17/34(4)	2,925	2,738
JPMorgan Chase Commercial Mortgage Securities Corp.
09-IWST, A1, 144A 4.314%, 12/5/27(4)	15,862	17,058
10-CNTR, A1, 144A 3.300%, 8/5/32(4)	11,228	11,381
04-C1, A3 4.719%, 1/15/38	5,565	5,839
06-CB17, AM 5.464%, 12/12/43	11,905	11,679
06-LDP7, A4 6.065%, 4/15/45(3)	9,997	11,222
06-LDP7, AM 6.065%, 4/15/45(3)	11,125	11,459
06-LDP9, A3 5.336%, 5/15/47	20,649	21,903
07-LD12, A4 5.882%, 2/15/51(3)	8,029	8,722

	PAR VALUE	VALUE

Non-Agency—(continued)
JPMorgan Chase Mortgage Finance Corp. 05-S3, A12 5.500%, 11/25/35	$3,614	$3,582
JPMorgan Mortgage Trust
03-A2, 3A1 2.053%, 11/25/33(3)	12,370	11,862
05-A1, 4A1 4.775%, 2/25/35(3)	2,879	2,748
05-A2, 4A1 5.112%, 4/25/35(3)	3,008	2,814
05-A4, 3A1 5.096%, 7/25/35(3)	7,634	6,824
06-A1, B1 5.168%, 2/25/36(3)	1,984	16
Lehman Brothers - UBS Commercial Mortgage Trust
04-C7, A6 4.786%, 10/15/29(3)	10,536	11,225
01-C2, C 6.975%, 9/15/34	124	125
06-C3, AM 5.712%, 3/15/39(3)	960	954
06-C6, A4 5.372%, 9/15/39	11,830	13,116
07-C2, A2 5.303%, 2/15/40	4,590	4,603
07-C2, A3 5.430%, 2/15/40	7,350	7,842
05-C3, AM 4.794%, 7/15/40	7,460	7,820
07-C6, A2 5.845%, 7/15/40	10,672	10,800
07-C6, A4 5.858%, 7/15/40(3)	4,950	5,423
07-C7, A3 5.866%, 9/15/45(3)	10,300	11,299
MASTR Alternative Loans Trust
04-7, 4A1 4.500%, 7/25/19	10,479	10,746
04-6, 7A1 6.000%, 7/25/34	8,447	8,384
MASTR Asset Securitization Trust
05-1, 1A1 5.000%, 5/25/20	2,458	2,469
06-1, 1A2 5.750%, 5/25/36	6,957	6,901
Merrill Lynch Floating Trust 08-LAQA, A1 144A 0.814%, 7/9/21(3)(4)	15,397	14,265
Merrill Lynch Mortgage Investors, Inc. 98-C1, B 6.750%, 11/15/26(3)	10,000	10,952
Merrill Lynch Mortgage Trust
06-C1, AM 5.809%, 5/12/39(3)	7,520	7,765
04-KEY2, A3 4.615%, 8/12/39	12,250	12,910
Merrill Lynch-Countrywide Commercial Mortgage Trust
06-3, A4 5.414%, 7/12/46(3)	11,700	12,883
06-4, A3 5.172%, 12/12/49(3)	9,500	10,229
Morgan Stanley Capital I
04-IQ7, C 5.408%, 6/15/38(3)	6,654	6,030
04-HQ4, A6 4.830%, 4/14/40	4,322	4,427
06-T23, A4 5.814%, 8/12/41(3)	11,115	12,700
06-T23, AM 5.989%, 8/12/41(3)	10,000	10,896
06-IQ12, A4 5.332%, 12/15/43	14,500	16,211

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
07-IQ14, A4 5.692%, 4/15/49(3)	$9,720	$10,294
Morgan Stanley Mortgage Loan Trust
04-2AR, 3A 2.237%, 2/25/34(3)	3,307	2,972
04-2AR, 4A 4.733%, 2/25/34(3)	6,456	6,301
05-5AR, 4A1 5.277%, 9/25/35(3)	1,609	1,046
Prudential Commercial Mortgage Trust 03-PWR1, D, 144A 4.775%, 2/11/36(4)	4,950	4,775
RAAC 05-SP1, 2A2 5.250%, 9/25/34	1,182	1,181
Residential Accredit Loans, Inc. 03-QS6, A4 4.250%, 3/25/33	6,916	7,076
Residential Asset Mortgage Products, Inc.
04-SL2, A3 7.000%, 10/25/31	5,206	5,439
04-SL1, A8 6.500%, 11/25/31	6,071	6,119
04-RS6, AI4 5.457%, 5/25/32(3)	3,437	3,412
04-SL4, A3 6.500%, 7/25/32	3,130	3,239
Residential Asset Securitization Trust 04-A4, A5 5.500%, 8/25/34	1,015	1,016
Residential Funding Mortgage Securities I, Inc.
06-S12, 1A1 5.500%, 12/25/21	5,150	5,235
06-S4, A2 6.000%, 4/25/36	2,276	2,032
Springleaf Mortgage Loan Trust 11-1A, A1, 144A 4.050%, 1/25/58(3)(4)	9,089	9,077
Structured Asset Securities Corp.
03-AL1, A, 144A 3.357%, 4/25/31(4)	13,505	12,988
03-21, 2A2 5.250%, 8/25/33	4,260	4,419
04-21XS, 2A4A 4.900%, 12/25/34(3)	5,014	5,011
Timberstar Trust 06-1A, A, 144A 5.668%, 10/15/36(4)	10,240	11,438
Wachovia Bank Commercial Mortgage Trust
03-C8, 5 5.171%, 11/15/35(3)	5,500	5,470
04-C12, A4 5.495%, 7/15/41(3)	10,145	10,900
04-C15, B 4.892%, 10/15/41	14,875	14,809
05-C20, AMFX 5.179%, 7/15/42(3)	6,000	6,297
07-C30, A5 5.342%, 12/15/43	6,935	7,312
05-C21, D 5.378%, 10/15/44(3)	12,813	9,576
05-C22, AM 5.319%, 12/15/44(3)	12,245	12,468
07-C33, A4 6.096%, 2/15/51(3)	13,695	14,831
Washington Mutual Commercial Mortgage Securities Trust
06-SL, A, 144A 5.430%, 11/23/43(3)(4)	15,076	14,685
07-SL3, A, 144A 5.939%, 3/23/45(3)(4)	6,924	6,939
Washington Mutual Mortgage Pass Through Certificates 04-CB1, 5A 5.000%, 6/25/19	4,471	4,589

	PAR VALUE	VALUE

Non-Agency—(continued)
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21	$759	$751
04-4, A9 5.500%, 5/25/34	5,573	5,727
04-CC, A1 2.594%, 1/25/35(3)	4,404	4,046
05-AR10, A23 2.678%, 6/25/35(3)	8,299	7,547
05-12, 1A1 5.500%, 11/25/35	11,700	11,424
05-14, 2A1 5.500%, 12/25/35	8,420	8,406
06-AR1, 2A3 5.375%, 3/25/36(3)	7,080	6,954
06-4, 2A2 5.500%, 4/25/36	1,046	993
06-4, 1A1 5.750%, 4/25/36	4,339	4,293
06-6, 1A15 5.750%, 5/25/36	2,226	2,149
06-9, 1A15 6.000%, 8/25/36	1,798	1,775
07-16, 1A7 6.000%, 12/28/37	6,764	6,264
07-16, 1A1 6.000%, 12/28/37	19,240	19,737
07-AR10, 2A1 6.313%, 1/25/38(3)	10,190	9,821
Wells Fargo Mortgage-Backed Securities Trust 07-11, A88 6.000%, 8/25/37	7,444	7,387
WFDB Commercial Mortgage Trust 11,BXR, B, 144A 4.786%, 7/5/24(4)	15,000	15,270

		1,103,351

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,176,152)		1,223,720

ASSET-BACKED SECURITIES—11.4%
1st Financial Bank USA
10-B, A, 144A 3.000%, 7/17/17(4)	5,000	5,005
10-C, B, 144A 5.190%, 9/17/18(4)	5,000	5,023
10-D, C, 144A 5.920%, 6/17/19(4)	3,000	3,053
Aircraft Certificate Owner Trust 03-1A, D, 144A 6.455%, 9/20/22(4)	1,957	1,927
American General Mortgage Loan Trust
09-1, A6, 144A 5.750%, 9/25/48(3)(4)	13,850	13,972
10-1A, A1, 144A 5.150%, 3/25/58(3)(4)	11,185	11,440
AmeriCredit Automobile Receivables Trust
11-3, C 2.860%, 1/9/17	11,000	10,915
11-1, D 4.260%, 2/8/17	11,119	11,250
11-5, D 5.050%, 12/8/17	5,010	5,031
11-4, E, 144A 6.530%, 1/8/19(4)	3,950	3,932
11-5, E 6.760%, 3/8/19	7,400	7,430
Ameriquest Mortgage Securities, Inc. 03-10, AF6 4.710%, 11/25/33(3)	5,234	5,205
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(3)	7,660	7,346

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Avis Budget Rental Car Funding AESOP LLC 11-3A, A, 144A 3.410%, 11/20/17(4)	$10,000	$10,249
Bayview Financial Acquisition Trust
06-B, 1A2 5.800%, 4/28/36(3)	1,465	1,447
06-A, 1A2 5.483%, 2/28/41(3)	372	368
Bombardier Capital Mortgage Securitization Corp. 99-A, A3 5.980%, 1/15/18(3)	2,362	2,310
Bush Truck Leasing LLC 11-44, A, 144A 5.000%, 9/25/18(4)	3,896	3,886
BXG Receivables Note Trust 10-A, A 144A 5.100%, 3/2/26(4)	5,487	5,551
Capital Auto Receivables Asset Trust 07-1, C 5.380%, 11/15/12	6,080	6,139
CIT Group, Inc. 10-VT1A, B 144A 3.880%, 9/16/13(4)	5,900	6,001
Citicorp Residential Mortgage Securities, Inc.
07-1, A3 5.667%, 3/25/37(3)	1,366	1,344
07-1, A6 5.702%, 3/25/37(3)	5,449	5,046
07-2, A3 6.080%, 6/25/37(3)	15,000	15,012
07-2, A4 6.538%, 6/25/37(3)	7,000	5,886
Conseco Finance Securitizations Corp. 01-3, A4 6.910%, 5/1/33(3)	17,158	18,273
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	759	802
01-3, A4 7.600%, 4/15/26(3)	13,715	12,726
Countrywide Asset-Backed Certificates
04-13, AF4 4.583%, 1/25/33(3)	1,189	1,153
04-10, AF6 4.485%, 12/25/34(3)	7,902	7,527
04-12, AF6 4.634%, 3/25/35(3)	3,411	3,336
Credit-Based Asset Servicing & Securitization LLC 05-CB6, A3 5.120%, 7/25/35(3)	1,361	1,119
Daimler Chrysler Auto Trust 08-B, A4A, 5.320%, 11/10/14	3,333	3,355
Dominos Pizza Master Issuer LLC 07-1, A2 144A 5.261%, 4/25/37(4)	20,000	20,080
DSC Floorplan Master Owner Trust 11-1, A, 144A 3.910%, 3/15/16(4)	8,500	8,610
DT Auto Owner Trust
10-1A, C, 144A 3.460%, 1/15/14(4)	3,500	3,508
09-1, B, 144A 5.920%, 10/15/15(4)	1,400	1,430
11-2A, C 144A 3.050%, 2/16/16(4)	5,825	5,803
Ellington Loan Acquisition Trust 07-2, A2A, 144A 1.194%, 5/25/37(3)(4)	6,163	5,518

	PAR VALUE	VALUE

GMAC Mortgage Corp. Loan Trust
06-HE2, A3 6.320%, 5/25/36(3)	$7,967	$5,158
07-HE1, A2 5.621%, 8/25/37(3)	2,880	2,842
Great America Leasing Receivables 09-1, B 144A 4.520%, 11/15/14(4)	3,000	3,098
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	8,661	8,090
Harley-Davidson Motorcycle Trust
09-4, B 3.190%, 9/15/14	9,000	9,064
07-2, C 5.410%, 8/15/15	6,750	6,799
Hertz Vehicle Financing LLC
09-2A, A1, 144A 4.260%, 3/25/14(4)	5,000	5,119
11-1A, A2, 144A 3.290%, 3/25/18(4)	10,000	10,132
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	1,482	1,520
JPMorgan Chase Funding Mortgage Loan Asset-Backed Certificates 04-1,1A4 4.111%, 8/25/30	810	769
Lehman Brothers Manufactured Housing Contract Trust 01-B, A3 4.350%, 4/15/40	8,512	8,676
Lehman XS Trust 05-5, 3A2B 5.420%, 11/25/35(3)	9,444	8,762
Marriott Vacation Club Owner Trust
10-1A, A 144A 3.540%, 10/20/32(4)	1,495	1,511
10-1A, B 144A 4.520%, 10/20/32(4)	2,916	2,977
Miramax LLC 11-1A, A, 144A 6.250%, 10/20/21(4)	15,000	15,000
MMCA Automobile Trust 11,—A, B, 144A 2.720%, 10/17/16(4)	3,500	3,606
New Century Home Equity Loan Trust 05-A, A4W 5.035%, 8/25/35(3)	16,113	14,307
Popular ABS Mortgage Pass-Through- Trust 05-5, AF3 5.086%, 11/25/35(3)	14,159	13,804
Renaissance Home Equity Loan Trust 05-3, AF4 5.140%, 11/25/35(3)	5,405	4,079
Rental Car Finance Corp. 11-1A, B1, 144A 4.380%, 2/25/16(4)	4,000	4,050
Residential Asset Mortgage Products, Inc. 03-RS8, AI7 5.015%, 9/25/33(3)	4,226	4,196
Residential Funding Mortgage Securities II, Inc.
04-HI3, A5 5.480%, 6/25/34(3)	4,026	3,184
06-HI2, A3 5.790%, 2/25/36	8,989	8,991
07-HI1, A2 5.640%, 3/25/37	4,051	3,970
Santander Drive Auto Receivables Trust
11-2, B 2.660%, 1/15/16	7,640	7,642

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

11-1, C 3.110%, 5/16/16	$10,000	$9,857
10-B, C 144A 3.020%, 10/17/16(4)	20,925	20,715
10-3, C 3.060%, 11/15/17	10,000	9,994
Saxon Asset Securities Trust 06-3 A2 0.404%, 10/25/46(3)	11,251	10,442
Sierra Receivables Funding Co., LLC
10-3A, B 144A 4.440%, 11/20/25(4)	4,132	4,233
11-1A, B, 144A 4.230%, 4/20/26(4)	5,664	5,688
Structured Asset Securities Corp. 02-AL1, A3 3.450%, 2/25/32	7,977	7,303
SVO MOI Mortgage Corp.
10-AA, A ,144A 3.650%, 7/20/27(4)	6,031	6,119
11-AA, A, 144A 3.670%, 11/20/27(4)	8,169	8,169
TAL Advantage LLC 1-1A, A, 144A 4.600%, 1/20/26(4)	9,992	9,899
Tidewater Auto Receivables Trust 10-A, A 144A 5.920%, 5/15/17(4)	1,365	1,387
Trinity Rail Leasing LP 03-1A, A, 144A 5.640%, 10/12/26(4)	2,720	2,935
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(4)	7,094	7,141
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	24,121	25,012

TOTAL ASSET-BACKED SECURITIES (Identified Cost $536,637)		534,248

CORPORATE BONDS AND NOTES—39.0%

Consumer Discretionary—3.3%
AutoZone, Inc. 5.750%, 1/15/15	4,420	4,894
Boyd Gaming Corp. 9.125%, 12/1/18	2,425	2,316
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 8.625%, 11/15/17(4)	5,790	6,166
CityCenter Holdings LLC / CityCenter Finance Corp. 144A 7.625%, 1/15/16(4)	4,718	4,860
Daimler Finance North America LLC 144A 2.625%, 9/15/16(4)	11,000	10,938
Dana Holding Corp. 6.500%, 2/15/19	3,973	4,033
DISH DBS Corp. 7.125%, 2/1/16	9,335	10,105
GTP Acquisition Partners I LLC 144A 4.347%, 6/15/16(4)	3,000	2,988
Hyatt Hotels Corp.
144A 5.750%, 8/15/15(4)	900	964
3.875%, 8/15/16	7,000	7,158
Hyundai Capital America 144A 3.750%, 4/6/16(4)	500	499

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
International Game Technology 7.500%, 6/15/19	$1,115	$1,284
Isle of Capri Casinos, Inc. 7.000%, 3/1/14	2,750	2,585
Korea Expressway Corp. 144A 4.500%, 3/23/15	2,670	2,768
Landry’s Acquisition Co. 144A 11.625%, 12/1/15(4)	820	867
Landry’s Restaurants, Inc. 11.625%, 12/1/15	2,851	3,015
Limited Brands, Inc. 6.900%, 7/15/17	2,310	2,501
MGM Resorts International, Inc. 7.500%, 6/1/16	3,500	3,369
Mobile Mini, Inc. 6.875%, 5/1/15	540	546
Nissan Motor Acceptance Corp. 144A 4.500%, 1/30/15(4)	8,620	8,957
Ono Finance II plc 144A 10.875%, 7/15/19(4)	1,035	926
Penn National Gaming, Inc. 8.750%, 8/15/19	6,615	7,227
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	4,135	4,001
QVC, Inc.
144A 7.125%, 4/15/17(4)	4,550	4,846
144A 7.500%, 10/1/19(4)	8,740	9,417
Royal Caribbean Cruises Ltd.
7.000%, 6/15/13	4,550	4,800
7.250%, 6/15/16	2,625	2,835
Scientific Games International, Inc. 9.250%, 6/15/19	1,570	1,672
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC 144A 3.046%, 3/15/14(3)(4)	767	721
Starwood Hotels & Resorts Worldwide, Inc. 7.150%, 12/1/19	10,165	11,677
TRW Automotive, Inc. 144A 8.875%, 12/1/17(4)	780	850
United Rentals North America, Inc. 10.875%, 6/15/16	1,772	1,976
Videotron Ltee 6.375%, 12/15/15	3,500	3,579
Wyndham Worldwide Corp.
6.000%, 12/1/16	8,845	9,551
5.750%, 2/1/18	1,660	1,759
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.875%, 11/1/17	7,000	7,717

		154,367

Consumer Staples—0.7%
Altria Group, Inc. 8.500%, 11/10/13	2,775	3,133
BAT International Finance plc 144A 9.500%, 11/15/18(4)	1,410	1,914

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Staples—(continued)
Bumble Bee Acquisition Corp. 144A 9.000%, 12/15/17(4)	$704	$718
Bunge Ltd. Finance Corp. 5.100%, 7/15/15	6,000	6,281
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer 144A 7.125%, 4/15/19(4)	4,875	4,985
Sigma Alimentos SA de CV 144A 5.625%, 4/14/18(4)	5,850	5,967
Tyson Foods, Inc. 10.500%, 3/1/14	940	1,090
Yankee Candle Co., Inc. Series B, 8.500%, 2/15/15	6,320	6,415

		30,503

Energy—3.9%
Afren plc 144A 11.500%, 2/1/16(4)	4,790	4,742
Anadarko Petroleum Corp.
6.375%, 9/15/17	12,050	13,971
8.700%, 3/15/19	2,925	3,733
Calumet Specialty Products Partners LP / Calumet Finance Corp. 144A 9.375%, 5/1/19(4)	2,211	2,156
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	3,989	4,049
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 8.250%, 12/15/17	2,920	3,124
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	2,334	2,375
EV Energy Partners LP/EV Energy Finance Corp. 8.000%, 4/15/19	250	256
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	5,395	4,775
Frontier Oil Corp. 6.875%, 11/15/18	2,550	2,626
Gaz Capital SA 144A 7.343%, 4/11/13(4)	2,000	2,083
Gazprom International SA 144A 7.201%, 2/1/20(4)	1,363	1,440
Gazprom OAO (Gaz Capital SA)
144A 6.212%, 11/22/16(4)	10,405	10,769
144A 6.510%, 3/7/22(4)	3,235	3,284
Helix Energy Solutions Group, Inc. 144A 9.500%, 1/15/16(4)	692	723
HollyFrontier Corp. 9.875%, 6/15/17	3,000	3,330
KazMunaiGaz Finance Sub BV 144A 8.375%, 7/2/13(4)	6,900	7,228
Kinder Morgan Energy Partners LP 6.850%, 2/15/20	2,545	2,992
Korea National Oil Corp.

	PAR VALUE	VALUE

Energy—(continued)
144A 5.375%, 7/30/14(4)	$4,345	$4,621
144A 2.875%, 11/9/15(4)	5,000	4,989
Linn Energy LLC / Linn Energy Finance Corp. 144A 6.500%, 5/15/19(4)	1,430	1,426
Lukoil International Finance BV 144A 6.375%, 11/5/14(4)	4,900	5,157
MIE Holdings Corp. 144A 9.750%, 5/12/16(4)	2,985	2,686
NAK Naftogaz Ukraine 9.500%, 9/30/14	2,900	2,733
OGX Petroleo e Gas Participacoes SA 144A 8.500%, 6/1/18(4)	8,000	7,920
Petrobras International Finance Co. 3.875%, 1/27/16	12,430	12,808
Petroleos de Venezuela SA 5.250%, 4/12/17	8,460	5,457
Petroplus Finance Ltd. 144A 6.750%, 5/1/14(4)	5,455	3,328
Pioneer Drilling Co.
9.875%, 3/15/18	1,245	1,307
144A 9.875%, 3/15/18(4)	1,765	1,853
Pride International, Inc. 8.500%, 6/15/19	4,065	5,032
Rowan Cos., Inc. 5.000%, 9/1/17	6,195	6,511
SEACOR Holdings, Inc. 7.375%, 10/1/19	2,200	2,320
SESI LLC 6.375%, 5/1/19	4,694	4,800
Tesoro Corp.
6.250%, 11/1/12	4,340	4,470
6.500%, 6/1/17	4,740	4,882
TNK-BP Finance SA
RegS 6.125%, 3/20/12(5)	4,210	4,268
144A 7.500%, 3/13/13(4)	1,750	1,829
144A 6.250%, 2/2/15(4)	500	516
Transocean, Inc. 4.950%, 11/15/15	3,955	4,039
Venoco, Inc. 8.875%, 2/15/19	5,675	5,136
Weatherford International Ltd. 9.625%, 3/1/19	4,110	5,314
Western Refining, Inc. 144A 11.250%, 6/15/17(4)	2,465	2,816

		179,874

Financials—17.7%
Abbey National Treasury Services plc 4.000%, 4/27/16	5,000	4,487
ABN Amro Bank NV 144A 3.000%, 1/31/14(4)	9,000	8,936
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)	5,290	5,508
AFLAC, Inc. 8.500%, 5/15/19	1,059	1,297
Agile Property Holdings Ltd. 144A 10.000%, 11/14/16(4)	1,660	1,486

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Akbank TAS 144A 5.125%, 7/22/15(4)	$8,900	$8,722
Alfa Invest Ltd. 144A 9.250%, 6/24/13(4)	4,940	5,175
Allstate Corp. 6.125%, 5/15/37(3)	4,730	4,298
Ally Financial, Inc.
4.500%, 2/11/14	2,625	2,540
Series 8, 6.750%, 12/1/14	4,552	4,598
Alta Mesa Holdings / Alta Mesa Finance Services Corp. 9.625%, 10/15/18	8,150	7,946
American Express Credit Corp.
5.875%, 5/2/13	4,805	5,051
Series C, 7.300%, 8/20/13	2,600	2,822
American General (Springleaf) Finance Corp. 5.400%, 12/1/15	3,000	2,198
American Honda Finance Corp. 144A 6.700%, 10/1/13(4)	4,850	5,233
American International Group, Inc. 4.875%, 9/15/16	8,850	8,377
AmSouth Bank N.A. 4.850%, 4/1/13	7,275	7,039
AON Corp. 3.500%, 9/30/15	1,980	2,032
Associated Banc Corp. 5.125%, 3/28/16	4,590	4,732
Assurant, Inc. 5.625%, 2/15/14	4,060	4,246
Avalonbay Communities, Inc. 5.700%, 3/15/17	2,950	3,307
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 4.500%, 3/10/16(4)	5,000	4,900
Banco Bradesco SA 144A 4.125%, 5/16/16(4)	7,000	7,060
Banco de Credito del Peru 144A 4.750%, 3/16/16(4)	14,800	14,763
Banco Industrial e Comercial SA 144A 5.250%, 10/25/15(4)	6,000	5,750
Banco Santander Brasil SA 144A 4.500%, 4/6/15(4)	7,500	7,275
Banco Santander Chile SA 144A 3.750%, 9/22/15(4)	3,800	3,789
Banco Santander SA Unipersonal 144A 3.781%, 10/7/15(4)	1,800	1,632
Banco Votorantim SA 144A 5.250%, 2/11/16(4)	8,500	8,551
Bank of America Corp. 5.420%, 3/15/17	3,700	3,339
Barclays Bank plc
5.200%, 7/10/14	1,610	1,660
144A 6.050%, 12/4/17(4)	4,130	3,735
144A 5.926%, 9/29/49(3)(4)(8)(9)	3,773	3,132
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18	4,365	5,116
BioMed Realty LP 3.850%, 4/15/16	9,375	9,250

	PAR VALUE	VALUE

Financials—(continued)
Brandywine Operating Partnership LP 7.500%, 5/15/15	$4,305	$4,721
Capital One Financial Corp.
3.150%, 7/15/16	5,000	5,022
6.150%, 9/1/16	4,300	4,475
Chubb Corp. 6.375%, 3/29/67(3)	4,730	4,671
CIT Group, Inc.
144A 5.250%, 4/1/14(4)	5,000	5,006
7.000%, 5/1/15	459	461
Series A 7.000%, 5/1/16	3,290	3,294
144A 7.000%, 5/2/16(4)	14,200	14,218
Citigroup, Inc.
5.000%, 9/15/14	3,200	3,167
4.875%, 5/7/15	12,075	11,929
5.500%, 2/15/17	3,635	3,663
CNA Financial Corp. 5.850%, 12/15/14	7,575	7,983
Comerica Bank
5.700%, 6/1/14	1,900	2,048
5.750%, 11/21/16	5,940	6,511
Comerica, Inc. 4.800%, 5/1/15	1,828	1,869
Corporacion Andina de Fomento 5.200%, 5/21/13	1,000	1,046
Countrywide Financial Corp. 6.250%, 5/15/16	12,000	11,308
Credit Suisse 6.000%, 2/15/18	4,875	4,807
Danske Bank A/S 144A 3.875%, 4/14/16(4)	8,000	7,428
Deutsche Bank Financial LLC 5.375%, 3/2/15	2,933	2,878
Discover Bank 8.700%, 11/18/19	1,750	1,995
DuPont Fabros Technology LP 8.500%, 12/15/17	6,400	6,880
Equity One, Inc. 6.250%, 12/15/14	2,485	2,614
Export-Import Bank of Korea
8.125%, 1/21/14	1,480	1,636
5.875%, 1/14/15	4,625	4,961
4.125%, 9/9/15	4,000	4,102
Fidelity National Financial Sevices, Inc. 6.600%, 5/15/17	6,475	6,865
Fifth Third Bancorp
6.250%, 5/1/13	1,770	1,861
4.750%, 2/1/15	750	777
4.500%, 6/1/18	6,745	6,760
First Horizon National Corp. 5.375%, 12/15/15	1,950	1,974
First Tennessee Bank N.A.
5.050%, 1/15/15	7,875	7,890
5.650%, 4/1/16	2,220	2,234
Ford Motor Credit Co., LLC

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
3.148%, 1/13/12(3)	$2,000	$2,004
8.000%, 6/1/14	4,865	5,299
8.700%, 10/1/14	13,235	14,813
6.625%, 8/15/17	2,335	2,545
Fuel Trust 144A 4.207%, 4/15/16(4)	10,000	10,087
Gazprom Oao Via Gaz Capital SA 144A 4.950%, 5/23/16(4)	5,000	5,006
General Electric Capital Corp.
3.750%, 11/14/14	3,940	4,154
0.815%, 5/5/26(3)	8,000	5,922
Genworth Financial, Inc.
5.750%, 6/15/14	6,890	6,814
6.515%, 5/22/18	3,275	3,005
Glen Meadow Pass-Through-Trust 144A 6.505%, 2/12/67(3)(4)	10,345	7,371
Goldman Sachs Group, Inc. (The)
5.350%, 1/15/16	3,225	3,307
5.625%, 1/15/17	2,800	2,746
7.500%, 2/15/19	2,451	2,706
Grupo BBVA 3.250%, 5/16/14	4,000	3,789
Hana Bank 144A 4.500%, 10/30/15(4)	11,000	11,278
HBOS plc 144A 6.750%, 5/21/18(4)	685	549
HCP, Inc. 3.750%, 2/1/16	8,000	8,141
Health Care REIT, Inc. 4.700%, 9/15/17	8,565	8,508
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	3,000	3,223
HSBC Bank plc 144A 3.100%, 5/24/16(4)	12,200	12,203
Huntington Bancshares, Inc. 7.000%, 12/15/20	1,025	1,161
Huntington National Bank (The) 4.900%, 1/15/14	1,400	1,413
Hyundai Capital Services, Inc.
144A 6.000%, 5/5/15(4)	4,975	5,339
144A 4.375%, 7/27/16(4)	1,500	1,530
ICICI Bank Ltd.
144A 5.500%, 3/25/15(4)	3,000	3,001
144A 4.750%, 11/25/16(4)	5,000	4,752
ING Bank NV
144A 2.375%, 6/9/14(4)	5,000	4,875
144A 4.000%, 3/15/16(4)	9,000	8,698
International Lease Finance Corp.
6.375%, 3/25/13	5,375	5,348
5.650%, 6/1/14	5,820	5,587
5.750%, 5/15/16	4,545	4,220
IPIC GMTN Ltd.
144A 3.125%, 11/15/15(4)	2,000	1,995

	PAR VALUE		VALUE

Financials—(continued)
144A 3.750%, 3/1/17(4)	$500		$498
Jefferies Group, Inc. 5.125%, 4/13/18	6,541		5,756
JPMorgan Chase & Co. 6.125%, 6/27/17	3,550		3,903
JSC Severstal (Steel Capital SA) 144A 6.250%, 7/26/16(4)	6,665		6,215
Kazkommerts Bank International BV RegS 8.000%, 11/3/15(5)	1,000		900
KeyBank NA
5.700%, 8/15/12	1,800		1,842
5.800%, 7/1/14	1,450		1,548
7.413%, 5/6/15	3,000		3,260
4.950%, 9/15/15	1,295		1,363
KeyCorp 6.500%, 5/14/13	2,925		3,095
Kookmin Bank 144A 7.250%, 5/14/14(4)	5,700		6,297
Korea Development Bank
5.300%, 1/17/13	1,113		1,145
4.375%, 8/10/15	2,525		2,600
3.875%, 5/4/17	7,000		6,914
Lincoln National Corp.
8.750%, 7/1/19	2,340		2,845
6.050%, 4/20/67(3)	2,885		2,402
Lloyds TSB Bank plc
144A 4.375%, 1/12/15(4)	2,900		2,792
4.875%, 1/21/16	9,000		8,773
Manufacturers & Traders Trust Co.
2.081%, 4/1/13(3)	3,175		3,143
5.629%, 12/1/21(3)	5,000		4,704
Marshall & Ilsley Bank 5.000%, 1/17/17	3,500		3,692
Mercantile Bankshares Corp. Series B, 4.625%, 4/15/13	4,708		4,907
MetLife, Inc. 6.750%, 6/1/16	910		1,049
Metropolitan Life Global Funding I 144A 5.125%, 6/10/14(4)	1,160		1,249
Morgan Stanley
6.000%, 5/13/14	1,970		1,989
3.800%, 4/29/16	5,850		5,391
5.750%, 10/18/16	3,455		3,366
144A 10.090%, 5/3/17(4)	10,525	BRL	5,107
Nationwide Health Properties, Inc. 6.250%, 2/1/13	4,825		4,983
Nordea Bank AB 144A 2.125%, 1/14/14(4)	5,000		4,904
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A 5.670%, 3/5/14(4)	5,715		5,929
ORIX Corp. 5.000%, 1/12/16	5,228		5,493

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
PNC Funding Corp. 5.625%, 2/1/17	$3,130	$3,409
Principal Financial Group, Inc. 7.875%, 5/15/14	2,595	2,894
ProLogis LP
7.625%, 8/15/14	5,275	5,778
6.625%, 5/15/18	1,110	1,206
Prudential Financial, Inc.
4.750%, 9/17/15	4,770	5,037
8.875%, 6/15/38(3)(9)	4,200	4,809
Regions Financial Corp.
7.750%, 11/10/14	2,525	2,538
RegS 5.750%, 6/15/15(5)	2,535	2,421
Royal Bank of Scotland Group plc (The) 6.400%, 10/21/19	3,130	2,929
Royal Bank of Scotland plc (The)
3.400%, 8/23/13	7,000	6,811
4.875%, 3/16/15	3,230	3,089
3.950%, 9/21/15	3,860	3,620
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 9.000%, 6/11/14(4)	780	842
144A 6.299%, 5/15/17(4)	2,905	2,901
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	6,300	5,721
Senior Housing Properties Trust 4.300%, 1/15/16	6,875	6,777
Simon Property Group LP 4.200%, 2/1/15	700	742
SL Green Realty Corp. / SL Green Operating Partnership/Reckson Operating Partnership LP 5.000%, 8/15/18	8,000	7,725
SLM Corp. 6.250%, 1/25/16	17,900	17,410
Societe Generale
144A 5.922%, 1/1/00(3)(4)(8)(10)	6,800	4,139
144A 3.100%, 9/14/15(4)	2,900	2,539
144A 3.500%, 1/15/16(4)	6,895	6,097
Sovereign Bank 5.125%, 3/15/13	7,000	7,020
Spansion LLC 7.875%, 11/15/17	2,955	2,704
State Street Corp. 4.956%, 3/15/18(9)	5,000	5,196
SunTrust Bank, Inc. 5.450%, 12/1/17	3,750	3,996
SunTrust Banks, Inc. 6.000%, 9/11/17	4,925	5,413
Svenska Handelsbanken AB 3.125%, 7/12/16	10,000	10,060
Unum Group 7.125%, 9/30/16	6,620	7,556
Vanguard Health Holding Co. II, LLC / Vanguard Holding Co. II, Inc. 7.750%, 2/1/19	3,212	3,100
Vnesheconombank Via (VEB Finance Ltd.)

	PAR VALUE	VALUE

Financials—(continued)
144A 5.450%, 11/22/17(4)(7)	$1,500	$1,485
144A 6.902%, 7/9/20(4)	7,345	7,529
VTB Capital SA 144A 6.465%, 3/4/15(4)	6,000	6,015
Wachovia Bank NA 5.000%, 8/15/15	2,600	2,709
WEA Finance LLC / WT Finance Australia 144A 5.750%, 9/2/15(4)	5,425	5,767
Webster Financial Corp. 5.125%, 4/15/14	2,500	2,460
Wells Fargo & Co. 5.125%, 9/15/16	5,000	5,377
Westpac Banking Corp. 4.200%, 2/27/15	4,920	5,129
Willis Group Holdings plc 4.125%, 3/15/16	6,000	6,095
XL Capital Ltd. 5.250%, 9/15/14	4,335	4,585
Yapi Ve Kredi Bankasi Via Unicredit Luxembourg SA 144A 5.188%, 10/13/15(4)	2,000	1,860
Zions Bancorp
5.650%, 5/15/14	1,775	1,810
7.750%, 9/23/14	6,194	6,568

		828,347

Health Care—0.8%
CareFusion Corp. 5.125%, 8/1/14	2,940	3,173
Grifols, Inc. 8.250%, 2/1/18	250	264
HCA, Inc. 7.250%, 9/15/20	8,000	8,480
Life Technologies Corp. 3.500%, 1/15/16	3,000	3,013
Mylan, Inc. 144A 6.000%, 11/15/18(4)	6,900	7,133
Patheon, Inc. 144A 8.625%, 4/15/17(4)	720	576
Rotech Healthcare, Inc. 10.500%, 3/15/18	5,500	4,262
Select Medical Corp. 7.625%, 2/1/15	2,256	2,132
Symbion, Inc. 8.000%, 6/15/16	3,727	3,461
U.S. Oncology, Inc. 0.000%, 2/16/49(11)	1,263	0
Valeant Pharmaceuticals International, Inc. 144A 6.500%, 7/15/16(4)	6,900	6,926

		39,420

Industrials—6.1%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	5,200	5,174
America West Airlines
98-1A, 6.870%, 1/2/17	2,501	2,351
99-1G, 7.930%, 1/2/19	10,183	10,031
00-1G 8.057%, 7/2/20	8,304	8,138
ARAMARK Corp. 8.500%, 2/1/15	3,625	3,734
Aristotle Holding, Inc. 144A 3.500%, 11/15/16(4)	10,000	10,187
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	12,107	12,107

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Industrials—(continued)
99-1, A1 7.200%, 1/2/19	$2,471	$2,471
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(4)	11,711	11,770
Continental Airlines, Inc. Pass-Through-Trust
98-1, A, 6.648%, 9/15/17	6,323	6,457
97-4, A, 6.900%, 1/2/18	5,446	5,670
01-1, A1, 6.703%, 6/15/21	10,796	10,958
Corp Andina de Fomento 3.750%, 1/15/16	10,000	10,156
Delta Air Lines, Inc. Pass-Through-Trust
11-1, A 5.300%, 4/15/19	9,675	9,772
10-2A, 2A 4.950%, 5/23/19	20,971	21,233
02-1, G1 6.718%, 1/2/23	1,470	1,448
Deluxe Corp. 144A 7.000%, 3/15/19(4)	4,970	4,858
Dematic SA 144A 8.750%, 5/1/16(4)	5,250	5,211
GATX Corp. 4.750%, 5/15/15	4,940	5,266
General Cable Corp. 2.956%, 4/1/15(3)	3,375	3,265
Griffon Corp. 7.125%, 4/1/18	6,900	6,866
Hutchison Whampoa International Ltd. 144A 4.625%, 9/11/15(4)	3,900	4,139
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	8,570	8,827
Marquette Transportation Co. / Marquette Transportation Finance Corp. 10.875%, 1/15/17	750	759
McJunkin Red Man Corp. 9.500%, 12/15/16	1,725	1,760
Northwest Airlines Pass-Through-Trust
01-1, B 7.691%, 4/1/17	6,184	5,999
02-1, G2 6.264%, 11/20/21	14,375	14,410
Oshkosh Corp. 8.250%, 3/1/17	6,200	6,479
Owens Corning, Inc. 6.500%, 12/1/16	11,150	12,171
PPL WEM Holdings plc 144A 3.900%, 5/1/16(4)	5,495	5,509
Qatar Government International Bond 144A 3.125%, 1/20/17(4)	12,000	12,104
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 144A 7.750%, 10/15/16(4)	5,100	5,393
Ryder System, Inc. 3.600%, 3/1/16	3,120	3,219
Smiths Group plc 144A 7.200%, 5/15/19(4)	1,700	2,041
Toledo Edison Co. (The) 7.250%, 5/1/20	1,360	1,694
Transnet Ltd. 144A 4.500%, 2/10/16(4)	9,000	9,116
U.S. Airways Pass-Through-Trust
99-1A 8.360%, 1/20/19	990	980
01-1G 7.076%, 3/20/21	7,499	7,049
11-1 A 7.125%, 10/22/23	9,350	8,883
UAL Pass-Through-Trust

	PAR VALUE	VALUE

Industrials—(continued)
09-2A 9.750%, 1/15/17	$5,735	$6,194
07-01 6.636%, 7/2/22	11,426	11,426

		285,275

Information Technology—1.6%
Agilent Technologies, Inc. 5.500%, 9/14/15	2,185	2,409
Audatex North America, Inc. 144A 6.750%, 6/15/18(4)	4,325	4,390
CDW LLC / CDW Finance Corp. PIK Interest Capitalization 11.500%, 10/12/15	139	147
CommScope, Inc. 144A 8.250%, 1/15/19(4)	7,135	7,171
Crown Castle Holdings GS V LLC / Crown Castle GS III Corp. 144A 7.750%, 5/1/17(4)	4,375	4,714
eAccess Ltd. 144A 8.250%, 4/1/18(4)	1,635	1,570
Earthlink, Inc. 8.875%, 5/15/19	6,725	6,221
iGate Corp. 144A 9.000%, 5/1/16(4)	8,200	8,507
Intuit, Inc. 5.750%, 3/15/17	1,334	1,497
Jabil Circuit, Inc. 7.750%, 7/15/16	2,952	3,306
MDC International B.V. 144A 3.750%, 4/20/16(4)	4,000	4,112
National Semiconductor Corp. 6.600%, 6/15/17	3,330	4,091
Seagate HDD Cayman 144A 7.750%, 12/15/18(4)	6,700	7,161
Sorenson Communications, Inc. 144A 10.500%, 2/1/15(4)	3,400	2,363
STATS ChipPAC Ltd. 144A 7.500%, 8/12/15(4)	875	919
SunGard Data Systems, Inc. 7.375%, 11/15/18	5,760	5,925
Xerox Corp.
5.650%, 5/15/13	4,345	4,562
4.250%, 2/15/15	4,000	4,216

		73,281

Materials—2.6%
Allegheny Technologies, Inc. 9.375%, 6/1/19	7,245	9,250
Anglo American Capital plc 144A 9.375%, 4/8/19(4)	1,950	2,481
ArcelorMittal
5.375%, 6/1/13	4,825	4,940
9.000%, 2/15/15	2,560	2,831
Berry Plastics Corp.
8.250%, 11/15/15	6,600	7,062
9.500%, 5/15/18	1,480	1,495
Catalyst Paper Corp.
7.375%, 3/1/14(12)	1,055	55
144A 11.000%, 12/15/16(4)	3,520	1,883
Cemex Finance LLC 144A 9.500%, 12/14/16(4)	1,430	1,262

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Materials—(continued)
Cemex SAB de CV 144A 5.579%, 9/30/15(3)(4)	$3,100	$2,337
Commercial Metals Co. 7.350%, 8/15/18	7,760	7,333
CRH America, Inc.
4.125%, 1/15/16	4,000	3,994
8.125%, 7/15/18	4,770	5,441
Dow Chemical Co. (The)
7.600%, 5/15/14	2,950	3,336
5.900%, 2/15/15	3,950	4,396
FMG Resources Ltd. 144A 8.250%, 11/1/19(4)	8,600	8,794
Fosun International Ltd. 144A 7.500%, 5/12/16(4)	4,340	3,819
Georgia-Pacific LLC 7.700%, 6/15/15	4,820	5,605
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	1,950	2,057
Ineos Finance plc 144A 9.000%, 5/15/15(4)	9,200	9,384
International Paper Co. 9.375%, 5/15/19	5,330	6,924
JMC Steel Group, Inc. 144A 8.250%, 3/15/18(4)	2,610	2,558
Metinvest BV 144A 8.750%, 2/14/18(4)	1,500	1,232
Omnova Solutions, Inc. 7.875%, 11/1/18	250	218
Oxea Finance / Cy SCA 144A 9.500%, 7/15/17(4)	1,562	1,570
Sealed Air Corp. 144A 8.125%, 9/15/19(4)	4,710	5,181
Severstal OAO Via Steel Capital SA 144A 6.700%, 10/25/17(4)	5,975	5,631
Steel Dynamics, Inc. 7.375%, 11/1/12	1,528	1,595
Vedanta Resources plc 144A 8.750%, 1/15/14(4)	3,400	3,332
Verso Paper Holdings LLC / Verso Paper, Inc.
11.500%, 7/1/14	3,285	3,367
Series B, 4.179%, 8/1/14(3)	2,570	1,632
8.750%, 2/1/19	225	138

		121,133

Telecommunication Services—1.8%
America Movil SAB de C.V. 2.375%, 9/8/16	11,000	10,972
Axtel SAB de C.V. 144A 9.000%, 9/22/19(4)	750	578
Cincinnati Bell, Inc. 8.250%, 10/15/17	3,760	3,798
Clearwire Communications LLC / Clearwire Finance, Inc.
144A 12.000%, 12/1/15(4)	1,395	1,343
144A 12.000%, 12/1/15(4)	2,000	1,925
Crown Castle Towers LLC
144A 4.523%, 1/15/15(4)	4,925	5,137
144A 3.214%, 8/15/15(4)	4,950	5,006
144A 5.495%, 1/15/17(4)	5,915	6,459
Embarq Corp. 6.738%, 6/1/13	2,385	2,482
France Telecom SA 2.750%, 9/14/16	1,000	1,003

	PAR VALUE	VALUE

Telecommunication Services—(continued)
Frontier Communications Corp. 8.250%, 4/15/17	$4,800	$4,932
Nextel Communications, Inc.
Series E 6.875%, 10/31/13	5,590	5,590
Series D 7.375%, 8/1/15	2,095	1,927
OJSC Vimpel Communications (VIP Finance Ireland Ltd.)
144A 8.375%, 4/30/13(4)	1,400	1,463
144A 6.493%, 2/2/16(4)	1,300	1,230
Qwest Corp. 6.500%, 6/1/17	4,550	4,971
SBA Tower Trust 144A 4.254%, 4/15/15(4)	11,660	11,989
Telecom Italia Capital SA 6.175%, 6/18/14	4,900	4,714
Telefonica Emisiones SAU 3.992%, 2/16/16	8,000	7,693
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	2,450	2,205

		85,417

Utilities—0.5%
Allegheny Energy Supply Co. LLC 144A 8.250%, 4/15/12(4)	1,860	1,894
AmeriGas Partners LP / AmeriGas Finance Corp. 6.250%, 8/20/19	4,375	4,375
Enel Finance International NV 144A 3.875%, 10/7/14(4)	2,000	1,947
Israel Electric Corp., Ltd. 144A 7.250%, 1/15/19(4)	2,285	2,357
Korea Electric Power Corp. 144A 5.500%, 7/21/14(4)	3,420	3,637
Korea Gas Corp. 144A 6.000%, 7/15/14(4)	2,000	2,148
Korea Hydro & Nuclear Power Co., Ltd. 144A 3.125%, 9/16/15(4)	1,000	1,001
Midwest Generation LLC Series B 8.560%, 1/2/16	1,079	1,090
NRG Energy, Inc. 7.625%, 1/15/18	1,485	1,492
ONEOK Partners LP 5.900%, 4/1/12	980	991
Sempra Energy 6.500%, 6/1/16	1,760	2,054
TransAlta Corp. 4.750%, 1/15/15	2,220	2,385

		25,371

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $1,798,948)		1,822,988

LOAN AGREEMENTS(3)—11.0%

Consumer Discretionary—3.6%
Advantage Sales & Marketing, Inc. First lien 5.250%, 12/18/17	718	709

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE		PAR VALUE
	PAR VALUE		VALUE

Consumer Discretionary—(continued)
AMF Bowling Worldwide, Inc. Tranche B, 2.800%, 6/7/13	$2,032		$1,722
Avis Budget Group, Inc. Tranche B 6.250%, 9/22/18	2,531		2,551
Boyd Gaming Corp. 6.000%, 12/17/15	5,000		4,955
Brickman Group Holdings, Inc. Tranche B, 7.250%, 10/14/16	5,970		5,992
Burger King Holdings, Inc. Tranche B 4.500%, 10/19/16	1,580		1,555
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-2, 3.360%, 1/28/15	1,577		1,375
Tranche B-4, 9.500%, 10/31/16	9,109		9,095
Cedar Fair LP Tranche 1, 4.000%, 12/15/17	1,568		1,567
Cengage Learning Acquisitions, Inc. 2.550%, 7/3/14	6,941		5,931
Charter Communications Operating LLC
Tranche B-1, 2.300%, 3/6/14	14		14
Tranche C, 3.830%, 9/6/16	4,225		4,139
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	8,358		7,932
CityCenter Holdings LLC First Lien 7.500%, 1/21/15	495		494
Cumulus Media Holdings, Inc. First Lien 5.750%, 9/16/18	10,000		9,827
DineEquity, Inc. Tranche B-1 4.750%, 10/19/17	3,432		3,392
Dunkin’ Brands, Inc. Tranche B-2, 4.000%, 11/23/17	3,917		3,864
Entercom Radio LLC 6.250%, 11/23/18	5,700		5,700
Focus Brands, Inc. 5.580%, 11/5/16	1,342		1,334
Fram Group Holdings, Inc./Prestone Holdings, Inc. 6.500%, 7/29/17	7,481		7,491
Gateway Casinos & Entertainment Ltd. Tranche B, 6.000%, 5/12/16	3,439	CAD	3,270
Getty Images, Inc. 5.250%, 11/7/16	6,628		6,650
Gymboree Corp. 5.000%, 2/23/18	2,798		2,498
Hubbard Radio LLC First lien 5.250%, 4/28/17	4,104		4,052
Intelsat Jackson Holding SA (Intelsat Jackson Holding Ltd)
3.390%, 2/1/14	2,335		2,230
Tranche B, 5.250%, 4/2/18	3,980		3,959
Landry’s Restaurants, Inc.
0.000%, 12/1/14	1,002		997
	PAR VALUE	PAR VALUE
	PAR VALUE	VALUE

Consumer Discretionary—(continued)
6.250%, 12/1/14	$2,591	$2,580
Leslie’s Poolmart, Inc. Tranche B 4.500%, 11/21/16	3,341	3,287
Mediacom Illinois LLC (Mediacom Communications LLC) Tranche D, 5.500%, 3/31/17	4,670	4,640
MGM Mirage Tranche E, 7.000%, 2/21/14	6,000	5,896
Neiman Marcus Group, Inc. 4.750%, 5/16/18	8,102	7,828
Nielsen Finance LLC
Tranche A, 2.280%, 8/9/13	1,701	1,682
Tranche B, 4.030%, 5/2/16	3,299	3,244
Ozburn-Hessey Holding Co., LLC 8.250%, 4/8/16	1,201	1,062
Penn National Gaming, Inc. Tranche B, 3.750%, 7/16/18	2,985	2,998
Pilot Travel Centers LLC Tranche B, 4.250%, 3/30/18	3,191	3,194
Radio One, Inc. 7.500%, 3/31/16	1,923	1,793
Revel AC, Inc. Tranche B, 9.000%, 2/17/17	2,470	2,264
Sinclair Television Group, Inc. Tranche B 4.000%, 10/28/16	1,025	1,025
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	2,277	2,203
SRAM LLC First lien 5.250%, 6/7/18	2,474	2,486
Toys “R” Us, Inc. 6.000%, 9/1/16	6,360	6,290
UCI International, Inc. 5.500%, 7/26/17	718	721
Visant Corp. (Jostens) Tranche B, 5.750%, 12/22/16	9,055	8,517
VWR Funding, Inc. 2.800%, 6/30/14	3,227	3,069

		168,074

Consumer Staples—0.5%
American Rock Salt Co. LLC 5.500%, 4/25/17	767	760
Del Monte Foods Co. 4.500%, 3/8/18	1,617	1,540
Michael Foods, Inc. Tranche B 4.250%, 2/25/18	3,266	3,239
Revlon Consumer Products Corp. Tranche B, 4.750%, 11/19/17	5,394	5,346
Reynolds Group Holdings, Inc.
Tranche B, 6.500%, 2/9/18	6,971	6,943
Tranche C, 6.500%, 8/9/18	4,934	4,914

		22,742

Energy—0.1%
Buffalo Gulf Coast Terminals 7.500%, 10/31/17	3,325	3,341

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)
CITGO Petroleum Corp. Tranche C, 9.000%, 6/24/17	$2,189	$2,238

		5,579

Financials—0.9%
Asurion LLC (Asurion Corp.) First lien 5.500%, 5/24/18	4,534	4,458
Fortress Invest Group LLC (FIG) 5.750%, 10/7/15	3,088	3,083
International Lease Finance Corp. (Delos Aircraft, Inc.)
Tranche 1, 6.750%, 3/17/15	332	333
Tranche 2 7.000%, 3/17/16	243	245
iPayment, Inc . 5.750%, 5/8/17	1,442	1,426
iStar Financial, Inc.
Tranche A-1 5.500%, 6/28/13	4,121	4,105
Tranche A-2 7.000%, 6/30/14	3,724	3,612
MIP Delaware, LLC (MIPL (LUX) S.A.R.L) 5.500%, 7/12/18	2,833	2,833
MoneyGram International, Inc. 4.500%, 11/17/17	575	568
Nuveen Investments, Inc.
First lien non-extended 3.500%, 11/13/14	1,245	1,193
First lien extended 6.000%, 5/13/17	1,455	1,402
Pinnacle Foods Finance LLC 2.820%, 4/2/14	2,391	2,345
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	9,025	7,889
Tomkins, LLC (Pinafore LLC) Tranche B-1, 0.000%, 9/29/16	724	723
TransUnion LLC 4.750%, 2/10/18	2,867	2,866
Walter Investments, Inc. 7.750%, 6/30/16	3,349	3,348

		40,429

Health Care—1.0%
Aptalis Pharma, Inc. (Axcan Intermediate Holdings, Inc.) 5.500%, 2/10/17	3,094	2,970
Ardent Medical Services, Inc. 6.500%, 9/15/15	3,990	3,963
Capsugel Holdings, Inc. 0.000%, 8/1/18	3,103	3,113
HCA, Inc. Tranche B-3 3.550%, 5/1/18	537	510
HCR ManoCare, Inc. (HCR Healthcare LLC) 5.000%, 4/6/18	662	609
Houghton International, Inc. Tranche B-1 6.750%, 1/29/16	3,360	3,353
Iasis Healthcare LLC Tranche B, 5.000%, 5/3/18	4,975	4,820

	PAR VALUE	VALUE

Health Care—(continued)
InVentiv Health, Inc. (Ventive Health, Inc) 6.500%, 8/4/16	$3,119	$2,994
MultiPlan, Inc. Tranche B, 4.750%, 8/26/17	2,778	2,651
NBTY, Inc. Tranche B-1 4.250%, 10/1/17	2,334	2,314
Onex Carestream Finance LP 5.000%, 2/25/17	2,059	1,856
Quintiles Transnational Corp. Tranche B, 5.000%, 6/8/18	4,478	4,407
Rural/Metro Operating Co. LLC 5.750%, 6/30/18	3,151	3,093
Surgery Center Holdings, Inc. 6.500%, 2/6/17	4,115	3,837
Universal Health Services, Inc. Tranche B 3.750%, 11/15/16	3,784	3,781
Vanguard Health Holding Co., LLC (Vanguard Health System, Inc.) 5.000%, 1/29/16	2,054	2,029

		46,300

Industrials—1.1%
Altegrity, Inc. (U.S. Investigations Services, Inc.) 3.040%, 2/21/15	1,163	1,083
API Technologies Corp. 7.750%, 6/27/16	3,726	3,558
Brock Holdings Ill, Inc. 6.000%, 3/16/17	1,583	1,540
Building Materials Holdings Corp. 3.670%, 1/5/15(6)	1,303	1,146
Ceridian Corp. 3.340%, 11/9/14	6,508	5,884
Ducommun, Inc. 5.500%, 6/28/17	1,410	1,389
Goodman Global, Inc. 5.750%, 10/28/16	2,543	2,548
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B, 2.840%, 6/30/14	8,387	7,123
Holdings Gaming Borrower LP Tranche B-1, 12.000%, 6/30/15	1,424	1,485
Husky Injection Molding System (Yukon Acquisition, Inc.) 6.500%, 6/29/18	5,871	5,868
Protection One, Inc. 6.000%, 6/4/16	2,636	2,617
ServiceMaster Co. (The)
Tranche DD, 2.800%, 7/24/14	778	744
2.869%, 7/24/14	7,809	7,474
Swift Transportation Co., Inc. (The) 6.000%, 12/21/16	1,637	1,640
Terex Corp. 5.500%, 4/28/17	6,384	6,432

		50,531

Information Technology—2.1%
Avaya, Inc.
Tranche B-1 3.260%, 10/24/14	5,493	5,266

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—(continued)
Tranche B-3 5.010%, 10/26/17	$3,084	$2,818
CCC Information Services 5.500%, 11/11/15	421	421
CDW LLC
Non-Extended 3.780%, 10/10/14	1,704	1,655
Extended 4.000%, 7/15/17	6,105	5,804
CommScope, Inc. 5.000%, 1/14/18	1,707	1,699
DataTel, Inc. 0.000%, 12/13/18	6,825	6,836
DynCorp International LLC 6.500%, 7/7/16	5,968	5,873
Edwards (Cayman Islands II) Ltd. 5.500%, 5/31/16	3,465	3,275
Emdeon, Inc. Tranche B 6.750%, 11/2/18	2,500	2,525
First Data Corp.
Tranche B-1, 3.040%, 9/24/14	1,758	1,600
Tranche B-2, 3.040%, 9/24/14	437	398
Tranche B-3, 3.040%, 9/24/14	6,126	5,574
Freescale Semiconductor, Inc. 4.520%, 12/1/16	7,246	6,951
Infor Enterprise Solutions Holdings, Inc. (Magellan Holdings, Inc.)
First lien delay draw 6.050%, 7/28/15	2,349	2,219
First lien extended 6.050%, 7/28/15	4,502	4,254
Instant Web, Inc.
3.670%, 8/7/14	3,002	2,837
Tranche DD, 3.670%, 8/7/14	313	296
Interactive Data Corp. Tranche B 4.500%, 2/11/18	5,469	5,401
Lawson Software, Inc. (SoftBrands, Inc.) 6.750%, 7/5/17	5,726	5,596
MedAssets, Inc. 5.250%, 11/16/16	1,139	1,137
Mood Media Corp. 7.000%, 5/6/18	4,612	4,293
NDS Finance Ltd. Tranche B 4.000%, 3/12/18	1,265	1,235
Novell, Inc. (Attachmate Corp.) 6.500%, 4/27/17	6,715	6,588
NuSil Technology LLC 5.250%, 4/7/17	1,162	1,141
Scitor Corp. 5.000%, 2/15/17	792	760
Spansion LLC 4.750%, 2/9/15	3,668	3,627
SRA International, Inc. 6.500%, 7/20/18	4,346	4,114
SSI Investments II Ltd. (Skillsoft) 6.500%, 5/26/17	2,994	2,979
Transaction Network Services, Inc. 6.000%, 11/18/15	2,423	2,416
Wall Street Systems, Inc. First lien 5.500%, 6/20/17	1,592	1,564

		101,152

Materials—1.0%
Anchor Glass Container Corp.
First lien 6.000%, 3/2/16	3,088	3,084

	PAR VALUE	VALUE

Materials—(continued)
Second Lien 10.000%, 9/2/16	$3,975	$3,963
Avantor Performance Materials, Inc. 5.000%, 6/24/17	2,345	2,287
AZ Chem US. Inc. 0.000%, 12/22/17	3,135	3,130
Berry Plastics Group, Inc. Tranche C, 2.280%, 4/3/15	3,597	3,440
CPG International, Inc. Tranche B, 6.000%, 2/18/17	2,400	2,244
General Chemical Corp. Tranche B, 5.500%, 10/6/15	5,285	5,267
Harko C.V.(OM Group, Inc.) Tranche B 5.750%, 8/2/17	3,810	3,791
Huntsman International LLC
Tranche B, 1.930%, 4/19/14	565	553
Extended Tranche B 2.880%, 4/19/17	1,541	1,480
Ineos Holdings Ltd.
Tranche B-2, 3.750%, 12/16/13	773	787
Tranche C-2, 4.000%, 12/16/14	885	905
JMC Steel Group 4.750%, 4/1/17	635	630
Momentive Performance Materials Tranche B-1B 3.810%, 5/5/15	3,928	3,754
New Sunward Holding BV Tranche B, 4.780%, 2/14/14	2,705	2,234
Norit Holding B.V. 6.750%, 7/10/17	2,763	2,791
Novelis, Inc. Tranche B 3.750%, 3/10/17	2,401	2,368
Solutia, Inc. Tranche 1, 3.500%, 8/1/17	1,575	1,578
Styron S.A.R.L. 6.000%, 8/2/17	2,393	2,079

		46,365

Telecommunication Services—0.4%
Level 3 Communications, Inc. Tranche A, 2.650%, 3/13/14	10,942	10,492
nTelos, Inc. Tranche B 4.000%, 8/7/15	3,224	3,192
U.S. TelePacific Corp. 5.750%, 2/23/17	3,160	2,939
Univision Communications, Inc. 4.550%, 3/31/17	5,359	4,786

		21,409

Utilities—0.3%
Gibson Energy, Inc. 5.750%, 6/15/18	3,980	3,980
NRG Energy, Inc. 4.500%, 7/1/18	4,478	4,472

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Utilities—(continued)
Texas Competitive Electric Holdings Co., LLC Tranche 2014, 3.780%, 10/10/14	$5,942	$4,166

		12,618

TOTAL LOAN AGREEMENTS (Identified Cost $523,635)		515,199

	SHARES	VALUE

PREFERRED STOCK—0.2%

Financials—0.2%
Ally Financial, Inc. Series G, 144A 7.00%(4)	702	503
Banco Bilbao Vizcaya Argentaria S.A. International Preferred S.A. Unipersonal 5.92%(3)	5,835	3,864
Banco do Brasil S.A. 144A 8.50%(3)(4)	700	812
JPMorgan Chase & Co. Series 1, 7.90%(3)	3,360	3,577

TOTAL PREFERRED STOCK (Identified Cost $9,058)		8,756

COMMON STOCKS—0.0%

Financials—0.0%
CIT Group, Inc.(2)	26,344	918

Industrials—0.0%
Building Materials Holding Corp.(2)(6)	677,817	678

TOTAL COMMON STOCKS (Identified Cost $1,987)		1,596

TOTAL LONG TERM INVESTMENTS—98.8% (Identified cost $4,574,249)		4,627,253

SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Funds—1.0%
BlackRock Liquidity Funds TempFund Portfolio – Insitutional Shares (seven-day effective yield 0.110%)	45,750,823	45,751

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $45,751)		45,751

TOTAL INVESTMENTS—99.8% (Identified Cost $4,620,000)		4,673,004	(1)

Other assets and liabilities, net—0.2%		8,186

NET ASSETS—100.0%	$	4,681,190

Abbreviations:

ADS	American Depositary Share
FHLM
C	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
OJSC	Open Joint Stock Company (Russia)
PIK	Payment-in-Kind Security
plc	Public Limited Co.
REIT	Real Estate Investment Trust
SAB
de CV	A variable capital company.
SBA	Small Business Administration

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2011.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, these securities amounted to a value of $1,116,237 or 23.8% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Illiquid security.
(7)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	No contractual maturity date
(9)	Interest payments may be deferred.
(10)	Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.
(11)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(12)	Security in default.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLZ	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South Africa Rand

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	78%
Brazil	2
Canada	2
United Kingdom	2
Argentina	1
Australia	1
Venezuela	1
Other	13
Total	100%

† % of total investments as of December 31, 2011

Virtus Multi-Sector Short Term Bond Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$534,248	$—	$534,248	$—
Corporate Bonds And Notes	1,822,988	—	1,821,050	1,938
Foreign Government Securities	473,428	—	473,428	—
Loan Agreements	515,199	—	515,199	—
Mortgage-Backed Securities	1,223,720	—	1,223,720	—
Municipal Bonds	27,578	—	27,578	—
U.S. Government Securities	19,740	—	19,740	—
Equity Securities:
Common Stocks	1,596	918	—	678
Preferred Stock	8,756	—	8,756	—
Short-Term Investments	45,751	45,751	—	—
Total Investments	$4,673,004	$46,669	$4,623,719	$2,616

Virtus Multi-Sector Short Term Bond Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Asset-Backed Securities	Corporate Bonds And Notes	Common Stocks

Balance as of September 30, 2011:	$2,603	$1,671	$-	$932

Accrued Discount/(Premium)	- (c)	- (c)	-	-

Realized Gain (Loss)	(320)	(320)	-	-

Change in Unrealized Appreciation (Depreciation)	83	337	-	(254)

Purchases	-	-	-	-

Sales(b)	(1,688)	(1,688)	-	-

Transfers Into Level 3 (a)	1,938	-	1,938	-

Transfers From Level 3 (a)	-	-	-	-

Balance as of December 31, 2011	$2,616	$-	$1,938	$678

(a) “Transfers in and/or out” represent the ending value as of December 31, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

(c) Amount less than $500.

Virtus Premium AlphaSector Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

PREFERRED STOCK—0.0%

Consumer Discretionary—0.0%
Orchard Supply Hardware	918	$23

TOTAL PREFERRED STOCK (Identified Cost $23)		23

COMMON STOCKS—25.0%

Consumer Discretionary—25.0%
Abercrombie & Fitch Co. Class A	46,665	2,279
Amazon.com, Inc.(2)	209,760	36,309
Apollo Group, Inc. Class A(2)	62,305	3,356
AutoNation, Inc.(2)	26,156	964
AutoZone, Inc.(2)	15,710	5,105
Bed Bath & Beyond, Inc.(2)	138,303	8,017
Best Buy Co., Inc.	165,869	3,876
Big Lots, Inc.(2)	35,482	1,340
BorgWarner, Inc.(2)	60,350	3,847
Cablevision Systems Corp. Class A	118,251	1,682
CarMax, Inc.(2)	128,018	3,902
Carnival Corp.	263,608	8,604
CBS Corp. Class B	350,921	9,524
Chipotle Mexican Grill, Inc. Class A(2)	16,771	5,664
Coach, Inc.	156,834	9,573
Comcast Corp. Class A	1,512,522	35,862
Darden Restaurants, Inc.	71,726	3,269
DeVry, Inc.	32,549	1,252
DIRECTV Class A(2)	390,532	16,699
Discovery Communications, Inc. Class A(2)	147,749	6,053
Dollar Tree, Inc.(2)	66,900	5,560
Expedia, Inc.	101,912	2,957
Family Dollar Stores, Inc.	66,238	3,819
Ford Motor Co.	2,015,890	21,691
GameStop Corp. Class A(2)	75,873	1,831
Gannett Co., Inc.	129,086	1,726
Gap, Inc. (The)	189,960	3,524
Genuine Parts Co.	83,774	5,127
Goodyear Tire & Rubber Co. (The)(2)	133,189	1,887
H&R Block, Inc.	160,298	2,618
Harley-Davidson, Inc.	120,989	4,703
Harman International Industries, Inc.	37,563	1,429
Hasbro, Inc.	70,932	2,262
Home Depot, Inc. (The)	829,879	34,888

	SHARES	VALUE

Consumer Discretionary—(continued)
Horton (DR), Inc.	152,616	$1,925
International Game Technology	162,212	2,790
Interpublic Group of Cos., Inc. (The)	247,647	2,410
Johnson Controls, Inc.	365,932	11,439
Kohl’s Corp.	139,825	6,900
Leggett & Platt, Inc.	74,498	1,716
Lennar Corp. Class A	89,057	1,750
Limited Brands, Inc.	132,568	5,349
Lowe’s Cos., Inc.	699,036	17,742
Macy’s, Inc.	227,030	7,306
Marriott International, Inc. Class A	147,334	4,298
Mattel, Inc.	192,203	5,336
McDonald’s Corp.	560,283	56,213
McGraw-Hill Cos., Inc. (The)	158,081	7,109
NetFlix, Inc.(2)	31,424	2,177
Newell Rubbermaid, Inc.	155,180	2,506
News Corp. Class A	1,192,607	21,276
NIKE, Inc. Class B	203,193	19,582
Nordstrom, Inc.	86,746	4,312
O’Reilly Automotive, Inc.(2)	65,740	5,256
Omnicom Group, Inc.	147,903	6,594
Orchard Supply Hardware Stores Corp. Class A(2)	918	23
Penney (J.C.) Co., Inc.	76,706	2,696
priceline.com, Inc.(2)	26,926	12,594
Pulte Group, Inc.(2)	181,989	1,148
Ralph Lauren Corp	36,578	5,051
Ross Stores, Inc.	126,082	5,993
Scripps Networks Interactive, Inc. Class A	53,464	2,268
Sears Holdings Corp.(2)	30,337	964
Staples, Inc.	398,432	5,534
Starbucks Corp.	399,678	18,389
Starwood Hotels & Resorts Worldwide, Inc.	103,102	4,946
Target Corp.	382,085	19,570
Tiffany & Co.	68,960	4,569
Time Warner Cable, Inc.	178,246	11,331
Time Warner, Inc.	545,783	19,725
TJX Cos., Inc.	203,317	13,124
Tripadvisor, Inc.(2)	50,852	1,282
Urban Outfitters, Inc.(2)	60,641	1,671
VF Corp.	49,042	6,228
Viacom, Inc. Class B	296,186	13,450
Walt Disney Co. (The)	959,918	35,997
Washington Post Co. (The) Class B	2,611	984

1

Virtus Premium AlphaSector Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Consumer Discretionary—(continued)
Whirlpool Corp.	43,030	$2,042
Wyndham Worldwide Corp.	81,827	3,096
Wynn Resorts Ltd.	42,929	4,743
Yum! Brands, Inc.	252,339	14,891

TOTAL COMMON STOCKS (Identified Cost $663,818)		667,494

EXCHANGE-TRADED FUNDS—74.9%

Consumer Staples Select Sector SPDR Fund	20,453,910	664,547
Technology Select Sector SPDR Fund	26,098,110	664,197
Utilities Select Sector SPDR Fund	18,465,760	664,398

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,882,123)		1,993,142

TOTAL LONG TERM INVESTMENTS—99.9% (Identified cost $2,545,964)		2,660,659

SHORT-TERM INVESTMENTS—0.2%

Money Market Mutual Funds—0.2%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.110%)	4,373,145	4,373

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,373)		4,373

TOTAL INVESTMENTS—100.1% (Identified Cost $2,550,337)		2,665,032	(1)

Other assets and liabilities, net—(0.1)%		(3,611)

NET ASSETS—100.0%		$2,661,421

Abbreviations:

SPDR S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

Virtus Premium AlphaSector Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$667,494	$667,471	$23
Exchange-traded Funds	1,993,142	1,993,142	—
Preferred Stock	23	—	23
Short-term Investments	4,373	4,373	—
Total Investments	$2,665,032	$2,664,986	$46

There are no Level 2 (significant observable inputs) priced securities.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Preferred Stocks	Common Stocks

Balance as of September 30, 2011:	$-	$-	$-

Accrued Discount/(Premium)	-	-	-

Realized Gain (Loss)	-	-	-

Change in Unrealized Appreciation (Depreciation)	-	21	(21)

Purchases	46	2	44

Sales(b)	-	-	-

Transfers Into Level 3 (a)	-	-	-

Transfers From Level 3 (a)	-	-	-

Balance as of December 31, 2011	$46	$23	$23

(a) “Transfers in and/or out” represent the ending value as of December 31, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

Virtus Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—97.4%

REAL ESTATE INVESTMENT TRUSTS—97.4%

DIVERSIFIED—5.0%
Digital Realty Trust, Inc.	237,269	$15,819
Vornado Realty Trust	522,067	40,126

		55,945

HEALTH CARE—12.3%
HCP, Inc.	825,471	34,199
Health Care REIT, Inc.	643,433	35,086
Ventas, Inc.	1,220,181	67,269

		136,554

INDUSTRIAL/OFFICE—18.2%

Industrial—3.6%
Prologis, Inc.	1,390,325	39,749

Mixed—2.2%
Duke Realty Corp.	2,062,391	24,852

Office—12.4%
Alexandria Real Estate Equities, Inc.	120,875	8,337
BioMed Realty Trust, Inc.	971,881	17,572
Boston Properties, Inc.	529,783	52,766
Kilroy Realty Corp.	949,737	36,156
SL Green Realty Corp.	351,291	23,410

		138,241

		202,842

LODGING/RESORTS—5.7%
Host Hotels & Resorts, Inc.	2,813,652	41,558
LaSalle Hotel Properties	814,811	19,726
Starwood Hotels & Resorts Worldwide, Inc.	42,860	2,056

		63,340

RESIDENTIAL—22.5%

Apartments—20.2%
Apartment Investment & Management Co. Class A	957,357	21,933
AvalonBay Communities, Inc.	331,856	43,340
BRE Properties, Inc.	336,703	16,997
Camden Property Trust	444,700	27,678
Campus Crest Communities, Inc.	174,966	1,760
Equity Residential	1,051,665	59,977
Essex Property Trust, Inc.	213,482	29,996

	SHARES	VALUE

REAL ESTATE INVESTMENT TRUSTS—(continued)
UDR, Inc.	920,505	$23,105

		224,786

Manufactured Homes—2.3%
Equity Lifestyle Properties, Inc.	391,964	26,140

		250,926

RETAIL—24.1%

Regional Malls—17.6%
General Growth Properties, Inc.	1,382,475	20,765
Macerich Co. (The)	252,975	12,801
Simon Property Group, Inc.	1,005,206	129,611
Taubman Centers, Inc.	524,880	32,595

		195,772

Shopping Centers—6.5%
DDR Corp.	1,645,417	20,025
Kimco Realty Corp.	1,438,875	23,367
Regency Centers Corp.	371,683	13,983
Weingarten Realty Investors	672,700	14,678

		72,053

		267,825

SELF STORAGE—9.6%
CubeSmart, Inc.	838,455	8,921
Extra Space Storage, Inc.	1,331,102	32,253
Public Storage	489,851	65,865

		107,039

TOTAL COMMON STOCKS (Identified Cost $694,328)		1,084,471

TOTAL LONG TERM INVESTMENTS—97.4% (Identified cost $694,328)		1,084,471

SHORT-TERM INVESTMENTS—1.4%

Money Market Mutual Funds—1.4%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares(seven-day effective yield 0.110%)	16,032,745	16,033

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $16,033)		16,033

1

Virtus Real Estate Securities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—98.8% (Identified Cost $710,361)		1,100,504	(1)

Other assets and liabilities, net—1.2%		13,000

NET ASSETS—100.0%	$	1,113,504

Abbreviations:

REIT    Real Estate Investment Trust

Footnote Legend

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

2

Virtus Real Estate Securities Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,084,471	$1,084,471
Short-Term Investments	16,033	16,033

Total Investments	$1,100,504	$1,100,504

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

FOREIGN GOVERNMENT SECURITIES—1.0%

Bolivarian Republic of Venezuela RegS 5.750%, 2/26/16(4)	$2,000		$1,575
Republic of Argentina PIK Interest Capitalization 8.280%, 12/31/33	3,068		2,255

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $4,051)			3,830

ASSET-BACKED SECURITIES—0.8%

AmeriCredit Automobile Receivables Trust 11-5, E 6.760%, 3/8/19	1,000		1,004
Harley-Davidson Motorcycle Trust 07-2, C 5.410%, 8/15/15	170		171
Miramax LLC 11-1A, A, 144A 6.250%, 10/20/21(3)	1,000		1,000
New Century Home Equity Loan Trust 05-A, A4W 5.035%, 8/25/35(2)	1,028		913

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,138)			3,088

CORPORATE BONDS AND NOTES—10.2%

Consumer Discretionary—1.5%
American Axle & Manufacturing Holdings, Inc. 144A 9.250%, 1/15/17(3)	315		343
Boyd Gaming Corp. 9.125%, 12/1/18	150		143
Caesar’s Entertainment Operating Co., Inc.
11.250%, 6/1/17	140		149
12.750%, 4/15/18	80		64
Cengage Learning Acquisitions, Inc. 144A 10.500%, 1/15/15(3)	450		325
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 8.625%, 11/15/17(3)	750		799
CityCenter Holdings LLC / CityCenter Finance Corp. 144A 7.625%, 1/15/16(3)	462		476
Gateway Casinos & Entertainment Ltd. 144A 8.875%, 11/15/17(3)	140	CAD	139
HOA Restaurant Group LLC / HOA Finance Corp. 144A 11.250%, 4/1/17(3)	750		703
inVentiv Health, Inc. 144A 10.000%, 8/15/18(3)	270		248
Isle of Capri Casinos, Inc. 7.000%, 3/1/14	600		564
Landry’s Acquisition Co. 144A 11.625%, 12/1/15(3)	50		53
Landry’s Holdings, Inc. 144A 11.500%, 6/1/14(3)	200		197
Landry’s Restaurants, Inc. 11.625%, 12/1/15	166		176
Marina District Finance Co., Inc. 9.500%, 10/15/15	500		470

	PAR VALUE	VALUE

Consumer Discretionary —(continued)
Ono Finance II plc 144A 10.875%, 7/15/19(3)	$315	$282
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(3)	225	218
Production Resource Group, Inc. 144A 8.875%, 5/1/19(3)	500	460

		5,809

Consumer Staples—0.3%
American Achievement Corp. 144A 10.875%, 4/15/16(3)	300	233
Yankee Candle Co., Inc. Series B, 8.500%, 2/15/15	750	761

		994

Energy—2.1%
Afren plc 144A 11.500%, 2/1/16(3)	760	752
Calumet Specialty Products Partners LP / Calumet Finance Corp. 144A 9.375%, 5/1/19(3)	333	325
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	450	457
Coffeyville Resources Inc. LLC / Coffeyville Finance, Inc., 144A 10.875%, 4/1/17(3)	700	787
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	546	556
Energy Partners Ltd. 8.250%, 2/15/18	1,250	1,194
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(3)	1,200	1,062
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(3)	685	670
Linn Energy LLC / Linn Energy Finance Corp. 144A 6.500%, 5/15/19(3)	186	185
MIE Holdings Corp. 144A 9.750%, 5/12/16(3)	430	387
Petroleos de Venezuela SA 5.250%, 4/12/17	475	306
Petroplus Finance Ltd. 144A 6.750%, 5/1/14(3)	1,350	823
Venoco, Inc. 8.875%, 2/15/19	875	792

		8,296

Financials—1.9%
Ally Financial, Inc. 4.500%, 2/11/14	625	605
Alta Mesa Holdings / Alta Mesa Finance Services Corp. 9.625%, 10/15/18	1,300	1,268
Ford Motor Credit Co., LLC
8.700%, 10/1/14	740	828
6.625%, 8/15/17	205	223
International Lease Finance Corp.
5.650%, 6/1/14	850	816

1

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
5.750%, 5/15/16	$455	$423
JSC Severstal (Steel Capital SA) 144A 6.250%, 7/26/16(3)	890	830
SLM Corp.
6.250%, 1/25/16	750	729
8.450%, 6/15/18	475	489
Spansion LLC 7.875%, 11/15/17	275	252
Springleaf Finance Corp. 5.850%, 6/1/13	500	443
Yankee Candle Co. Holdings LLC / Yankee Finance, Inc. PIK Interest Capitalization 10.250%, 2/15/16	605	532

		7,438

Health Care—0.3%
Rotech Healthcare, Inc.
10.750%, 10/15/15	100	99
10.500%, 3/15/18	600	465
Select Medical Corp. 7.625%, 2/1/15	238	225
Symbion, Inc. 8.000%, 6/15/16	495	460

		1,249

Industrials—1.5%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(3)	875	871
Atlas Air Pass-Through-Trust 98-1, A 7.380%, 1/2/18	1,007	1,007
AWAS Aviation Capital Ltd.,7% 144A 7.000%, 10/17/16(3)	1,229	1,235
Dematic SA 144A 8.750%, 5/1/16(3)	700	695
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	575	592
Liberty Tire Recycling 144A 11.000%, 10/1/16(3)	165	165
Oshkosh Corp. 8.250%, 3/1/17	1,150	1,202

		5,767

Information Technology—0.7%
CDW LLC / CDW Finance Corp.
PIK Interest Capitalization 11.500%, 10/12/15	17	18
8.500%, 4/1/19	725	734
Freescale Semiconductor, Inc. 10.125%, 12/15/16	450	476
iGate Corp. 144A 9.000%, 5/1/16(3)	1,025	1,064
Sorenson Communications, Inc. 144A 10.500%, 2/1/15(3)	750	521
SunGard Data Systems, Inc. 7.375%, 11/15/18	70	72

		2,885

	PAR VALUE	VALUE

Materials—1.5%
AbitibiBowater, Inc. 144A 10.250%, 10/15/18(3)	$242	$268
Appleton Papers, Inc. 144A 10.500%, 6/15/15(3)	625	620
Ardagh Packaging Finance plc 144A 7.375%, 10/15/17(3)	250	254
Berry Plastics Corp. 9.500%, 5/15/18	1,265	1,278
Catalyst Paper Corp. 7.375%, 3/1/14(6)	300	16
Cemex SAB de CV 144A 5.579%, 9/30/15(2)(3)	750	565
FMG Resources Ltd. 144A 8.250%, 11/1/19(3)	750	767
Fosun International Ltd. 144A 7.500%, 5/12/16(3)	600	528
Ineos Group Holdings plc 144A 8.500%, 2/15/16(3)	750	600
Verso Paper Holdings LLC / Verso Paper, Inc.
11.500%, 7/1/14	328	336
Series B, 4.179%, 8/1/14(2)	500	317
Series B, 11.375%, 8/1/16	560	232

		5,781

Telecommunication Services—0.4%
Clearwire Communications LLC / Clearwire Finance, Inc.
144A 12.000%, 12/1/15(3)	100	96
144A 12.000%, 12/1/15(3)	375	361
ITC DeltaCom, Inc. 10.500%, 4/1/16	700	719
Level 3 Financing, Inc. 4.202%, 2/15/15(2)	200	179
Nextel Communications, Inc. Series D 7.375%, 8/1/15	300	276

		1,631

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $42,364)		39,850

LOAN AGREEMENTS(2)—85.7%

Consumer Discretionary—25.2%
24 Hour Fitness Worldwide, Inc. Tranche B, 7.500%, 4/22/16	985	943
99 Cents Only Stores 0.000%, 12/4/18	1,000	996
Academy Sports and Outdoors 6.000%, 8/3/18	1,000	992
Acosta, Inc. Tranche B, 4.750%, 3/1/18	1,990	1,950
Advantage Sales & Marketing, Inc.
First lien 5.250%, 12/18/17	255	252
Second Lien 9.250%, 6/18/18	615	605
Affinity Gaming LLC (Herbest Gaming LLC) 10.000%, 12/31/15	2,078	2,090
Ameristar Casinos, Inc. Tranche B, 4.000%, 4/16/18	997	997

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
AMF Bowling Worldwide, Inc. Tranche B, 2.796%, 6/7/13	$548	$465
Atlantic Broadband Finance LLC Tranche B, 4.000%, 3/8/16	875	860
Avis Budget Group, Inc. Tranche B 6.250%, 9/22/18	469	473
Bourland & Leverich Supply Co. LLC 11.000%, 8/19/15	307	298
Boyd Gaming Corp. 3.796%, 12/17/15	2,375	2,272
Bresnan Broadband Holdings LLC Tranche B, 4.500%, 12/14/17	990	981
Brickman Group Holdings, Inc. Tranche B, 7.250%, 10/14/16	1,641	1,647
Burger King Holdings, Inc. Tranche B 4.500%, 10/19/16	1,293	1,272
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-2, 3.356%, 1/28/15	500	436
Tranche B-4, 9.500%, 10/31/16	1,568	1,566
Caesars Linq LLC/Caesars Octavius LLC Tranche B, 9.250%, 4/25/17	900	862
Carmike Cinemas, Inc. 5.500%, 1/27/16	756	752
Cedar Fair LP Tranche 1, 4.000%, 12/15/17	882	882
Cengage Learning Acquisitions, Inc. 2.550%, 7/3/14	885	757
Charter Communications Operating LLC Tranche B-1, 2.300%, 3/6/14	4	4
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	2,983	2,830
CityCenter Holdings LLC First Lien 7.500%, 1/21/15	150	150
Clear Channel Communications, Inc. Tranche B, 3.946%, 1/29/16	1,683	1,250
Cumulus Media Holdings, Inc.
First Lien 5.750%, 9/16/18	2,000	1,965
Second Lien 7.500%, 3/18/19	1,000	977
Dave & Buster’s, Inc. 5.500%, 6/1/16	1,421	1,414
Delphi Automotive LLP Tranche B 3.500%, 3/31/17	407	406
DineEquity, Inc. Tranche B-1 4.750%, 10/19/17	757	748
Emmis Operating Co. Tranche B, 4.498%, 11/1/13	699	652
Entercom Radio LLC 6.750%, 11/23/18	2,400	2,400
Focus Brands, Inc. 5.583%, 11/5/16	1,010	1,004

	PAR VALUE		VALUE

Consumer Discretionary—(continued)
Fram Group Holdings, Inc./Prestone Holdings, Inc. Second Lien 10.500%, 1/29/18	$500		$484
Fram Group Holdings, Inc./Prestone Holdings, Inc. 6.500%, 7/29/17	1,496		1,498
Gateway Casinos & Entertainment Ltd. Tranche B, 6.000%, 5/12/16	982	CAD	934
General Nutrition Center Tranche B 4.250%, 3/2/18	750		739
Getty Images, Inc. 5.250%, 11/7/16	1,206		1,210
Guitar Center, Inc. - Extended Term Loan 5.830%, 4/9/17	525		463
Gymboree Corp. 5.000%, 2/23/18	1,162		1,038
HHI Holdings LLC 7.375%, 3/21/17	1,489		1,474
Hubbard Radio LLC
First lien 5.250%, 4/28/17	1,020		1,007
Second Lien 8.750%, 4/30/18	600		597
Intelsat Jackson Holding SA (Intelsat Jackson Holding Ltd.)
3.391%, 2/1/14	1,000		955
Tranche B, 5.250%, 4/2/18	1,990		1,980
Isle of Capri Casinos 4.750%, 11/1/13	1,489		1,480
J.Crew Group, Inc. 0.000%, 3/7/18	995		937
Jo-Ann Stores, Inc. 4.750%, 3/16/18	995		951
Kalispel Tribal Economic Authority 7.500%, 2/25/17	973		905
KAR Auction Services, Inc. 5.000%, 5/19/17	995		985
Lamar Media Corp. Tranche B, 4.500%, 12/30/16	830		831
Landry’s Restaurants, Inc.
0.000%, 12/1/14	315		314
6.250%, 12/1/14	815		811
Las Vegas Sands LLC
Tranche DD-I, 1.930%, 5/23/14	76		74
Tranche B, 1.930%, 5/23/14	369		363
Tranche B, 2.930%, 11/23/16	1,233		1,184
Tranche DD-I, 2.930%, 11/23/16	248		239
Leslie’s Poolmart, Inc. Tranche B 4.500%, 11/21/16	1,015		998
Live Nation Entertainment, Inc. Tranche B, 4.500%, 11/7/16	491		489
MCC LLC (Mediacom Broadband Group) Tranche F, 4.500%, 10/23/17	985		960

3

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Mediacom Illinois LLC (Mediacom Communications LLC) Tranche D, 5.500%, 3/31/17	$1,329	$1,321
Metaldyne LLC 5.250%, 5/18/17	1,040	1,029
MGM Mirage Tranche E, 7.000%, 2/21/14	3,989	3,919
Michaels Stores, Inc. Tranche B-2, 5.031%, 7/31/16	1,317	1,298
Midcontinent Communications Tranche B, 4.000%, 12/31/16	1,155	1,142
Neiman Marcus Group, Inc. 4.750%, 5/16/18	3,000	2,899
Nielsen Finance LLC
Tranche A, 2.276%, 8/9/13	547	542
Tranche B, 4.026%, 5/2/16	1,584	1,558
OSI Restaurant Partners, LLC
Tranche RC, 0.000%, 6/14/13	138	131
3.563%, 6/14/14	1,402	1,329
Ozburn-Hessey Holding Co., LLC 8.250%, 4/8/16	786	695
Pelican Products, Inc. 5.000%, 3/7/17	990	983
PetCo Animal Supplies, Inc. 4.500%, 11/24/17	1,485	1,450
Pilot Travel Centers LLC Tranche B, 4.250%, 3/30/18	695	695
Playboy Enterprises 8.250%, 3/6/17	460	441
Radio One, Inc. 7.500%, 3/31/16	607	566
Remy International, Inc. Tranche B, 6.250%, 12/16/16	495	489
Revel AC, Inc. Tranche B, 9.000%, 2/17/17	1,014	929
San Juan Cable Tranche B 6.000%, 6/9/17	995	968
Savers, Inc. 4.250%, 3/4/17	927	914
Sinclair Television Group, Inc. Tranche B 4.000%, 10/28/16	386	386
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	1,089	1,054
SRAM LLC
First lien 5.250%, 6/7/18	418	420
Second Lien 8.500%, 12/7/18	571	577
Stackpole Powertrain International ULC 7.500%, 8/2/17	998	983
Tenneco, Inc. Tranche B, 4.796%, 6/3/16	493	493
Toys “R” Us, Inc. 6.000%, 9/1/16	1,852	1,831
Transtar Industries, Inc.
4.500%, 12/21/16	1,980	1,948
Tranche 2, 10.250%, 12/21/17	450	450
U.S. Security Associates Holdings, Inc

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
1.500%, 7/28/17	$163	$162
Tranche B 6.000%, 7/28/17	835	827
UCI International, Inc. 5.500%, 7/26/17	1,262	1,267
Visant Corp. (Jostens) Tranche B, 5.750%, 12/22/16	2,698	2,538
Vision Solutions, Inc. 6.000%, 7/23/16	789	781
VWR Funding, Inc. 2.796%, 6/30/14	1,231	1,171

		98,234

Consumer Staples—4.7%
American Rock Salt Co. LLC 5.500%, 4/25/17	1,223	1,211
Amscan Holdings, Inc. 6.750%, 12/2/17	988	984
Dean Foods Co. Tranche B, 3.580%, 4/2/16	1,579	1,530
Del Monte Foods Co. 4.500%, 3/8/18	1,617	1,540
Dole Food Co.
Tranche C-2 5.000%, 7/8/18	1,294	1,290
Tranche B-2 5.143%, 7/8/18	697	695
JBS USA Holdings, Inc. 4.250%, 5/25/18	995	971
Revlon Consumer Products Corp. Tranche B, 4.750%, 11/19/17	1,892	1,876
Reynolds Group Holdings, Inc. Tranche B, 6.500%, 2/9/18	3,731	3,716
Rite Aid Corp. Tranche 5 4.500%, 3/3/18	972	929
Spectrum Brands Holdings, Inc. 5.000%, 6/17/16	1,307	1,308
U.S. Foodservice, Inc.
2.790%, 7/3/14	1,484	1,383
5.750%, 3/31/17	496	479
Yankee Candle Co., Inc. 2.950%, 2/6/14	378	375

		18,287

Energy—1.4%
Buffalo Gulf Coast Terminals 7.500%, 10/31/17	665	669
CITGO Petroleum Corp. Tranche C, 9.000%, 6/24/17	232	237
Frac Tech Services International 6.250%, 5/6/16	1,267	1,252
Helix Energy Solutions Group, Inc. 3.788%, 7/1/16	512	507
Hercules Offshore LLC 7.500%, 7/11/13	767	752
Walter Energy, Inc. Tranche B 4.000%, 4/2/18	1,905	1,891

		5,308

Financials—6.3%
Asurion LLC (Asurion Corp.)
First lien 5.500%, 5/24/18	1,193	1,173
Second Lien 9.000%, 5/24/19	1,250	1,235

4

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Capital Automotive LP Tranche B 5.000%, 3/11/17	$1,420	$1,395
CB Richard Ellis Services, Inc. Tranche D, 3.776%, 9/4/19	995	976
CNO Financial Group, Inc. Tranche B-1 6.250%, 9/30/16	1,021	1,021
Fifth Third Processing Tranche B-1 0.000%, 11/3/16	1,983	1,981
First American Payment Systems LP 6.750%, 11/1/16	934	932
Fortress Invest Group LLC (FIG) 5.750%, 10/7/15	145	144
International Lease Finance Corp. (Delos Aircraft, Inc.) Tranche 2 7.000%, 3/17/16	727	731
iPayment, Inc . 5.750%, 5/8/17	481	475
iStar Financial, Inc.
Tranche A-1 5.000%, 6/28/13	966	962
Tranche A-2 7.000%, 6/30/14	846	821
MIP Delaware, LLC (MIPL (LUX) S.A.R.L) 5.500%, 7/12/18	895	895
MoneyGram International, Inc. 4.500%, 11/17/17	1,914	1,890
Nuveen Investments, Inc.
First lien non-extended 3.502%, 11/13/14	1,380	1,322
First lien extended 6.013%, 5/13/17	1,045	1,007
Ocwen Financial Corp. 7.000%, 9/1/16	950	937
Pinnacle Foods Finance LLC 2.822%, 4/2/14	1,722	1,689
Re/Max International, Inc. 5.500%, 4/16/16	916	909
Realogy Corp.
4.400%, 10/10/16	89	79
First lien 4.691%, 10/10/16	625	560
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	950	830
Tomkins, LLC (Pinafore LLC) Tranche B-1, 0.000%, 9/29/16	383	383
TransUnion LLC 4.750%, 2/10/18	1,543	1,543
Walter Investments, Inc. 7.750%, 6/30/16	802	802

		24,692

Health Care—12.7%
Alere, Inc.
Tranche B-1 4.500%, 6/30/17	1,000	980
Tranche B 4.500%, 6/30/17	998	978
Alkermes, Inc. 6.750%, 9/16/17	1,500	1,494
Aptalis Pharma, Inc. (Axcan Intermediate Holdings, Inc.) 5.500%, 2/10/17	1,035	993

	PAR VALUE	VALUE

Health Care—(continued)
Ardent Medical Services, Inc. 6.500%, 9/15/15	$1,883	$1,870
Biomet, Inc. Tranche B, 3.388%, 3/25/15	977	956
Capsugel Holdings, Inc. 0.000%, 8/1/18	887	890
Catalent Pharma Solutions, Inc. (f/k/a Cardinal Health 409, Inc.) 2.546%, 4/10/14	979	943
Community Health Systems, Inc.
Tranche DD, 2.456%, 7/25/14	70	68
2.660%, 7/25/14	1,372	1,333
3.910%, 1/25/17	886	859
ConvaTec Ltd. 5.750%, 12/22/16	1,487	1,478
CRC Health Corp. Tranche B-2 5.079%, 11/16/15	1,482	1,356
Drumm Investors LLC (Golden Living) 5.000%, 5/4/18	1,741	1,527
Generic Drug Holdings, Inc.
6.500%, 4/8/16	802	788
Tranche DD, 6.500%, 4/8/16	110	108
Green Valley Ranch 0.000%, 6/17/16	960	895
Grifols, Inc. Tranche B, 6.000%, 6/1/17	995	995
HCA, Inc. Tranche B-3 3.546%, 5/1/18	1,326	1,259
HCR ManoCare, Inc. (HCR Healthcare LLC) 5.000%, 4/6/18	827	760
Health Management Associates, Inc. Tranche B 4.500%, 11/16/18	2,000	1,994
Houghton International, Inc. Tranche B-1 6.750%, 1/29/16	1,087	1,085
Iasis Healthcare LLC Tranche B, 5.000%, 5/3/18	1,985	1,923
InVentiv Health, Inc. (Ventive Health, Inc) 6.500%, 8/4/16	1,260	1,210
Kindred Healthcare, Inc. 5.250%, 6/1/18	1,244	1,161
Kinetic Concepts, Inc. 7.000%, 5/4/18	1,050	1,061
Medical Card Systems, Inc. 12.000%, 9/17/15(5)	247	206
MultiPlan, Inc. Tranche B, 4.750%, 8/26/17	925	883
National Mentor Holdings, Inc. Tranche B, 7.000%, 2/9/17	993	916
National Specialty Hospitals, Inc.
Tranche DD 0.750%, 2/3/17	223	217
8.250%, 2/3/17	1,268	1,233
NBTY, Inc. Tranche B-1 4.250%, 10/1/17	831	824
Onex Carestream Finance LP 5.000%, 2/25/17	744	671
Pharmaceutical Product Development, Inc. 6.250%, 12/5/18	2,000	1,991
Quintiles Transnational Corp. Tranche B, 5.000%, 6/8/18	1,493	1,469

5

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—(continued)
Renal Advantage Holdings, Inc. Tranche B, 5.750%, 12/17/16	$990	$990
Res-Care, Inc. Tranche B, 7.250%, 12/22/16	1,485	1,418
Rural/Metro Operating Co. LLC 5.750%, 6/30/18	829	814
Select Medical Holdings Tranche B 5.755%, 6/1/18	1,493	1,425
Sheridan Healthcare, Inc. Tranche B, 4.046%, 6/15/14	296	284
Smile Brands, Inc. Tranche B, 7.000%, 12/21/17	743	741
Surgery Center Holdings, Inc. 6.500%, 2/6/17	1,246	1,162
Surgical Care Affiliates LLC Tranche A 5.500%, 6/30/18	1,493	1,343
Universal Health Services, Inc. Tranche B 3.750%, 11/15/16	1,657	1,656
Vanguard Health Holding Co., LLC (Vanguard Health System, Inc.) 5.000%, 1/29/16	1,451	1,434
Warner Chilcott Corp. (WC Luxco S.A.R.L.)
Tranche B-1 4.250%, 3/15/18	454	448
Tranche B-2 4.250%, 3/15/18	227	224
Tranche B-3 4.250%, 3/15/18	312	308

		49,621

Industrials—7.6%
Alliance Laundry Holdings LLC 6.250%, 9/30/16	981	981
Altegrity, Inc. (U.S. Investigations Services, Inc.) 3.037%, 2/21/15	1,260	1,173
API Technologies Corp. 7.750%, 6/27/16	828	791
ARAMARK Corp.
Letter of Credit 2, 0.145%, 7/26/16	33	32
Tranche B, 3.829%, 7/26/16	496	486
Brock Holdings Ill, Inc.
6.000%, 3/16/17	878	855
Second Lien 10.000%, 3/16/18	450	415
Ceridian Corp. 3.340%, 11/9/14	2,025	1,831
CHG Healthcare Services, Inc. First Lien 5.500%, 10/7/16	1,448	1,437
Delta Air Lines 5.500%, 4/20/17	995	945
Douglas Dynamics LLC 5.750%, 4/18/18	993	982
Ducommun, Inc. 5.500%, 6/28/17	580	571
Emergency Medical Services 5.250%, 5/25/18	990	966
Goodman Global, Inc. Second Lien 9.000%, 10/30/17	345	347

	PAR VALUE	VALUE

Industrials—(continued)
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B, 2.844%, 6/30/14	$2,175	$1,847
Holdings Gaming Borrower LP Tranche B-1, 12.000%, 6/30/15	79	83
Husky Injection Molding System (Yukon Acquisition, Inc.) 6.500%, 6/29/18	1,493	1,492
Intelligrated, Inc. 7.500%, 2/17/17	950	945
Protection One, Inc. 6.000%, 6/4/16	1,190	1,181
Quad/Graphics, Inc. 4.000%, 7/26/18	998	988
ServiceMaster Co. (The)
Tranche DD, 2.800%, 7/24/14	171	164
3.148%, 7/24/14	1,716	1,643
SI Organization, Inc. 4.500%, 11/22/16	990	950
Star West Generation LLC 6.000%, 5/17/18	1,058	1,042
Swift Transportation Co., Inc. (The) 6.000%, 12/21/16	1,419	1,421
TASC, Inc. Tranche B, 4.500%, 12/18/15	497	496
Terex Corp. 5.500%, 4/28/17	1,596	1,608
Transdigm Group, Inc. 4.000%, 2/14/17	1,478	1,469
Vertrue LLC 5.250%, 8/16/14	938	297
Waste Industries USA, Inc. Tranche B 4.750%, 3/17/17	993	978
Zuffa LLC 7.500%, 6/19/15	1,014	1,011

		29,427

Information Technology—14.5%
Applied Systems, Inc.
First lien 5.500%, 12/8/16	990	971
Second Lien 9.250%, 6/8/17	334	324
Aspect Software, Inc. Tranche B, 6.250%, 5/7/16	983	982
Autotrader.com, Inc. Tranche B 0.000%, 12/15/16	1,188	1,190
Avaya, Inc. Tranche B-1 3.256%, 10/24/14	2,022	1,938
AVG Technologies N.V. 7.500%, 3/15/16	1,150	1,081
Ax Acquisition Corp. 0.000%, 5/9/18	995	943
CCC Information Services 0.000%, 11/11/15	668	668
CDW LLC
Non-Extended 3.778%, 10/10/14	1,835	1,783
Extended 4.000%, 7/15/17	1,082	1,029
CommScope, Inc. 5.000%, 1/14/18	1,519	1,511
CPI International Acquisition, Inc. (Catalyst Holdings, Inc.) Tranche B, 5.000%, 2/13/17	1,238	1,219
DataTel, Inc. 0.000%, 12/13/18	1,200	1,202
DynCorp International LLC 6.500%, 7/7/16	961	946

6

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—(continued)
Eagle Parent, Inc. 5.000%, 5/16/18	$2,985	$2,814
Edwards (Cayman Islands II) Ltd. 5.500%, 5/31/16	990	936
Emdeon, Inc. Tranche B 6.750%, 11/2/18	750	757
Fibertech Networks LLC (Firefox Merger Sub LLC) 6.750%, 11/30/16	190	190
Fidelity National Information Services, Inc. Tranche B 5.250%, 7/18/16	2,000	2,002
First Data Corp.
Tranche B-3, 3.440%, 9/24/14	1,729	1,573
4.294%, 3/26/18	2,500	2,101
Freescale Semiconductor, Inc. 4.520%, 12/1/16	2,330	2,235
ILC Industries LLC (Data Device Corp.) 7.250%, 12/23/16	585	568
Infor Enterprise Solutions Holdings, Inc. (Magellan Holdings, Inc.)
Tranche DD, 6.546%, 3/2/14	202	164
6.546%, 3/2/14	348	284
First lien extended 6.050%, 7/28/15	965	912
First lien delay draw 6.050%, 7/28/15	503	476
Instant Web, Inc.
3.671%, 8/7/14	672	635
Tranche DD, 3.671%, 8/7/14	70	66
Interactive Data Corp. Tranche B 4.500%, 2/11/18	2,471	2,441
Ipreo Holdings LLC 8.000%, 8/5/17	998	975
Lawson Software, Inc. (SoftBrands, Inc.) 6.750%, 7/5/17	1,496	1,462
MedAssets, Inc. 5.250%, 11/16/16	911	910
Microsemi Corp. Tranche B 5.750%, 2/2/18	990	990
Mood Media Corp. 7.000%, 5/6/18	1,294	1,204
NDS Finance Ltd. Tranche B 4.000%, 3/12/18	1,216	1,187
Novell, Inc. (Attachmate Corp.) 6.500%, 4/27/17	1,975	1,938
NuSil Technology LLC 5.250%, 4/7/17	675	663
RedPrairie Corp. 6.000%, 3/24/16	1,228	1,225
Scitor Corp. 5.000%, 2/15/17	941	903
Sensata Technologies BV 4.000%, 5/12/18	1,493	1,480
Smart Modular Technologies (Global), Inc. 8.250%, 8/26/17	499	454
SonicWALL, Inc. 8.375%, 1/23/16	666	668
Sorenson Communications, Inc. Tranche C 6.625%, 8/16/13	443	429
Sourcehov LLC (f/k/a Corpsource Finance Holdings, LLC) Tranche B, 6.625%, 4/28/17	1,244	1,050
Spansion LLC 4.750%, 2/9/15	707	699

	PAR VALUE	VALUE

Information Technology—(continued)
SRA International, Inc. 6.500%, 7/20/18	$1,449	$1,371
SSI Investments II Ltd. (Skillsoft) 6.500%, 5/26/17	920	915
Sungard Data Systems, Inc. Tranche A, 2.035%, 2/28/14	22	21
SymphonyIRI Group, Inc. (Information Resources, Inc.) Tranche 2011 5.000%, 12/1/17	498	495
Transaction Network Services, Inc. 6.000%, 11/18/15	283	283
Verifone Systems, Inc. 0.000%, 12/28/18	1,000	999
Vertafore, Inc. First lien 5.250%, 7/29/16	1,485	1,457
Wall Street Systems, Inc.
First lien 5.500%, 6/20/17	398	391
Second Lien 9.000%, 6/20/18	330	317

		56,427

Materials—6.7%
Anchor Glass Container Corp.
First lien 6.000%, 3/2/16	478	478
Second Lien 10.000%, 9/2/16	715	713
Armstrong World Industries, Inc. 4.000%, 3/10/18	743	738
Ashland, Inc. 3.750%, 8/23/18	997	1,002
Avantor Performance Materials, Inc. 5.000%, 6/24/17	640	624
AZ Chem US. Inc. 5.500%, 12/22/17	600	599
Berry Plastics Group, Inc. Tranche C, 2.278%, 4/3/15	2,713	2,595
Chemtura Corp. 5.500%, 8/29/16	500	503
CPG International, Inc. Tranche B, 6.000%, 2/18/17	990	926
General Chemical Corp. Tranche B, 5.000%, 10/6/15	1,467	1,462
Harko C.V.(OM Group, Inc.) Tranche B 5.750%, 8/2/17	1,190	1,184
Ineos Holdings Ltd.
Tranche B-2, 7.500%, 12/16/13	242	246
Tranche C-2, 8.000%, 12/16/14	277	283
JMC Steel Group 4.750%, 4/1/17	337	335
Momentive Performance Materials Tranche B-1B 3.813%, 5/5/15	2,964	2,833
Momentive Specialty Chemicals, Inc.
Tranche C-1B, 4.063%, 5/5/15	1,078	1,045
Tranche C-2B, 4.375%, 5/5/15	467	452

7

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Materials—(continued)
New Sunward Holding BV Tranche B, 4.778%, 2/14/14	$540	$446
NewPage Corp. 8.000%, 3/8/13	1,150	1,160
Noranda Aluminum Acquisition Corp. Tranche B, 2.046%, 5/18/14	238	236
Norit Holding B.V. 6.750%, 7/10/17	858	866
Nortek, Inc. 5.583%, 4/26/17	1,489	1,457
Novelis, Inc. Tranche B 3.750%, 3/10/17	569	562
Omnova Solutions, Inc. 5.750%, 5/31/17	990	975
PQ Corp. 3.615%, 7/30/14	1,542	1,454
Pro Mach, Inc. 6.000%, 7/6/17	995	970
Solutia, Inc. Tranche 1, 3.500%, 8/1/17	488	489
Styron S.A.R.L. 6.000%, 8/2/17	571	496
Univar, Inc. Tranche B 5.000%, 6/30/17	985	952

		26,081

Telecommunication Services—4.1%
Knology, Inc. Tranche B 4.000%, 8/18/17	1,489	1,458
Level 3 Communications, Inc. Tranche A, 2.468%, 3/13/14	2,450	2,349
nTelos, Inc. Tranche B 4.000%, 8/7/15	898	889
Presidio, Inc. 7.250%, 3/31/17	1,388	1,381
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) 5.250%, 5/31/17	1,194	1,176
Sidera Networks, Inc. (RCN Corp.) 5.500%, 8/26/16	1,139	1,116
Syniverse Holdings, Inc. 5.250%, 12/21/17	1,485	1,487
tw Telecom Holdings, Inc. Tranche B-2, 3.550%, 12/30/16	454	452
U.S. TelePacific Corp. 5.750%, 2/23/17	1,614	1,501
Univision Communications, Inc. 4.546%, 3/31/17	2,266	2,024
West Corp. Tranche B-4 4.664%, 7/15/16	1,979	1,971

		15,804

Utilities—2.5%
AES Corp. 4.250%, 6/1/18	1,985	1,982
Gibson Energy, Inc. 5.750%, 6/15/18	2,985	2,985
New Development Holdings LLC 0.000%, 4/1/18	1,985	1,950
NRG Energy, Inc. 4.000%, 7/1/18	1,493	1,491

	PAR VALUE		VALUE

Utilities—(continued)
Texas Competitive Electric Holdings Co., LLC Tranche 2014, 3.776%, 10/10/14	$1,945		$1,364

			9,772

TOTAL LOAN AGREEMENTS (Identified Cost $339,784)			333,653

TOTAL LONG TERM INVESTMENTS—97.7% (Identified cost $389,337)			380,421

	SHARES		VALUE

SHORT-TERM INVESTMENTS—3.4%

Money Market Mutual Funds—3.4%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.110%)	13,241,514		13,242

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $13,242)			13,242

TOTAL INVESTMENTS—101.1% (Identified Cost $402,579)			393,663	(1)

Other assets and liabilities, net—(1.1)%			(4,220)

NET ASSETS—100.0%		$	389,443

Abbreviations:
ADS	American Depositary Share
PIK	Payment-in-Kind Security
plc	Public Limited Co.
SAB de CV	A variable capital company.

Footnote Legend:
(1)	Federal Income Tax Information : For tax information at December 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2011.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, these securities amounted to a value of $19,907 or 5.1% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Illiquid security.
(6)	Securityin default.

Foreign Currencies:
CAD	Canadian Dollar

8

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	94%
Argentina	1
Canada	1
Luxembourg	1
United Kingdom	1
Other	2
Total	100%

† % of total investments as of December 31, 2011

9

Virtus Senior Floating Rate Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,088	$—	$3,088	$—
Corporate Bonds And Notes	39,850	—	39,834	16
Foreign Government Securities	3,830	—	3,830	—
Loan Agreements	333,653	—	333,356	297
Equity Securities:
Short-Term Investments	13,242	13,242	—	—
Total Investments	$393,663	$13,242	$380,108	$313

Virtus Senior Floating Rate Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Corporate Bonds And Notes	Loan Agreements

Balance as of September 30, 2011:	$-	$-	$-

Accrued Discount/(Premium)	-	-	-

Realized Gain (Loss)	-	-	-

Change in Unrealized Appreciation (Depreciation)	-	-	-

Purchases	-	-	-

Sales(b)	-	-	-

Transfers Into Level 3 (a)	313	297	16

Transfers From Level 3 (a)	-	-	-

Balance as of December 31, 2011	$313	$297	$16

(a) “Transfers in and/or out” represent the ending value as of December 31, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

NOTE 1–– SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Virtus Opportunities Trust, a trust consisting of 18 diversified Funds and 4 non-diversified Funds (each a “Fund”), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security Valuation procedures for the funds have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

— Level 1 – quoted prices in active markets for identical securities

— Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

— Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange “NYSE”) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2011 (CONTINUED) (UNAUDITED)

Securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

The Funds enter into forward foreign currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost of proceeds. This is done to protect the U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Schedules of Investments. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

Warrants and Rights: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

C. SECURITY LENDING

Certain Funds may loan securities to qualified brokers through a securities lending agent agreement with Bank of New York Mellon (“BNY Mellon”). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2011 (CONTINUED) (UNAUDITED)

Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by BNY Mellon for their services as securities lending agents and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

Effective November 7, 2011, securities lending was suspended on all Virtus Funds.

NOTE 2 -- ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At December 31, 2011, the Market Neutral Fund held the following illiquid and restricted security ($ reported in thousands):

	Acquisition Date	Acquisition Cost	Market Value at December 31, 2011	% Net Assets at December 31, 2011
Telefonica Moviles S.A.	12/20/01	$0	$0	0.00%

The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 3—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At December 31, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Allocator Premium AlphaSectorSM Fund	$131,370	$1,490	$(1,485)	$5

AlphaSectorSM Rotation Fund	413,527	29,332	(3,022)	26,310
Alternatives Diversifier Fund	191,373	27,324	(40,379)	(13,055)

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2011 (CONTINUED) (UNAUDITED)

Bond Fund	150,477	7,785	(1,571)	6,214

CA Tax-Exempt Bond	53,607	4,328	(1,027)	3,301

Foreign Opportunities Fund	753,094	277,013	(18,514)	258,499

Global Commodities Stock Fund	20,797	607	(1,168)	(561)

Global Infrastructure Fund	56,839	15,083	(1,842)	13,241

Global Opportunities Fund	56,717	12,895	(1,017)	11,878

Global Premium AlphaSectorSM Fund	65,694	1,063	(454)	609

Global Real Estate Securities Fund	5,759	1,078	(207)	871

Greater Asia ex Japan Opportunities Fund	7,293	1,452	(602)	850

Greater European Opportunities Fund	4,248	1,180	(175)	1,005

High Yield Fund	91,915	2,833	(2,180)	653

International Equity Fund	19,171	847	(1,415)	(568)

International Real Estate Securities Fund	20,475	3,222	(1,723)	1,499

Market Neutral Fund (Long positions)	28,270	2,978	(2,843)	135

Market Neutral Fund (Short positions)	(29,046)	2,880	(1,787)	1,093

Multi-Sector Fixed Income Fund	267,466	11,595	(8,915)	2,680

Multi-Sector Short Term Bond Fund	4,621,124	142,907	(91,027)	518,880

Premium AlphaSectorSM Fund	2,553,085	128,569	(16,622)	111,947

Real Estate Securities Fund	749,906	392,562	(41,964)	350,598

Senior Floating Rate Fund	402,660	2,046	(11,043)	(8,997)

NOTE 4—RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2011 (CONTINUED) (UNAUDITED)

NOTE 5—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were available for filing, and has determined that the following subsequent event that requires recognition or disclosure in the financial statements.

At the Special Meeting of Shareholders held on January 31, 2012, shareholders of the Virtus Market Neutral Fund (the “Fund”) voted to replace the Fund’s current subadviser with Euclid Advisors LLC (“Euclid”) and F-Squared Institutional Advisors LLC (“F-Squared Institutional”). Effective February 6, 2012, the Fund’s name changed to Virtus Dynamic AlphaSectorSM Fund and its principal investment strategies, risks and advisory and subadvisory fee structures were modified.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	Feb. 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	Feb. 27, 2012

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	Feb. 27, 2012

*	Print the name and title of each signing officer under his or her signature.